                                                      Registration No. 333-43639

================================================================================
                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                         POST-EFFECTIVE AMENDMENT NO. 9
                                   TO FORM S-6


              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2



                        NATIONWIDE VL SEPARATE ACCOUNT-C
                              (EXACT NAME OF TRUST)



                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)

                               PATRICIA R. HATLER
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)



================================================================================
This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, the Financial Statements and Part II.

It is proposed that this filing will become effective (check appropriate box):


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2002 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities being registered: Corporate Flexible Premium Variable Universal Life Insurance Policies


Approximate date of proposed offering: Continuously on and after May 1, 2002


[ ] Check box if it is proposed that this filing will become effective on
    (date) at (time) pursuant to Rule 487.


================================================================================

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 ITEM                                                            CAPTION IN PROSPECTUS
 1.....................................................................Nationwide Life and Annuity Insurance
                                                                       Company
                                                                       The Variable Account
 2.....................................................................Nationwide Life and Annuity Insurance
                                                                       Company
 3.....................................................................Custodian of Assets
 4.....................................................................Distribution of The Policies
 5.....................................................................The Variable Account
 6.....................................................................Not Applicable
 7.....................................................................Not Applicable
 8.....................................................................Not Applicable
 9.....................................................................Legal Proceedings
10.....................................................................Information About The Policies; How The
                                                                       Cash Value Varies; Right to Exchange for a
                                                                       Fixed Benefit Policy; Reinstatement; Other
                                                                       Policy Provisions
11.....................................................................Investments of The Variable Account
12.....................................................................The Variable Account
13.....................................................................Policy Charges
                                                                       Reinstatement
14.....................................................................Underwriting and Issuance -
                                                                       Premium Payments
                                                                       Minimum Requirements for
                                                                       Issuance of a Policy
15.....................................................................Investments of the Variable
                                                                       Account; Premium Payments
16.....................................................................Underwriting and Issuance -
                                                                       Allocation of Cash Value
17.....................................................................Surrendering The Policy for Cash
18.....................................................................Reinvestment
19.....................................................................Not Applicable
20.....................................................................Not Applicable
21.....................................................................Policy Loans
22.....................................................................Not Applicable
23.....................................................................Not Applicable
24.....................................................................Not Applicable
25.....................................................................Nationwide Life and Annuity Insurance
                                                                       Company
26.....................................................................Not Applicable
27.....................................................................Nationwide Life and Annuity Insurance
                                                                       Company
28.....................................................................Company Management
29.....................................................................Company Management


N-8B-2 ITEM............................................................CAPTION IN PROSPECTUS

30.....................................................................Not Applicable
31.....................................................................Not Applicable
32.....................................................................Not Applicable
33.....................................................................Not Applicable
34.....................................................................Not Applicable
35.....................................................................Nationwide Life and Annuity Insurance
                                                                       Company
36.....................................................................Not Applicable
37.....................................................................Not Applicable
38.....................................................................Distribution of The Policies
39.....................................................................Distribution of The Policies
40.....................................................................Not Applicable
41(a)..................................................................Distribution of The Policies
42.....................................................................Not Applicable
43.....................................................................Not Applicable
44.....................................................................How The Cash Value Varies
45.....................................................................Not Applicable
46.....................................................................How The Cash Value Varies
47.....................................................................Not Applicable
48.....................................................................Custodian of Assets
49.....................................................................Not Applicable
50.....................................................................Not Applicable
51.....................................................................Summary of The Policies;
                                                                       Information About The Policies
52.....................................................................Substitution of Securities
53.....................................................................Taxation of The Company
54.....................................................................Not Applicable
55.....................................................................Not Applicable
56.....................................................................Not Applicable
57.....................................................................Not Applicable
58.....................................................................Not Applicable
59.....................................................................Financial Statements

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

      Corporate Flexible Premium Variable Universal Life Insurance Policies

             Issued by Nationwide Life and Annuity Insurance Company
                  through its Nationwide VL Separate Account-C


                   The date of this prospectus is May 1, 2002.



THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE POLICIES BEFORE INVESTING - THE INSURANCE POLICY IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

NOT ALL BENEFITS, PROGRAMS, FEATURES AND INVESTMENT OPTIONS DESCRIBED IN THIS PROSPECTUS ARE AVAILABLE OR APPROVED FOR USE IN EVERY STATE.


The following underlying mutual funds are available under the policies (not all underlying mutual funds are available in every state):


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS


   -    American Century VP Balanced Fund: Class I
   -    American Century VP Income & Growth Fund: Class I
   -    American Century VP International Fund: Class I
   -    American Century VP Ultra Fund: Class I
   -    American Century VP Value Fund: Class I

CREDIT SUISSE TRUST (FORMERLY, CREDIT SUISSE WARBURG PINCUS TRUST)
   - Global Post-Venture Capital Portfolio (formerly, Post-Venture Capital Portfolio)
   -    International Focus Portfolio (formerly, International Equity Portfolio)
   -    Small Company Growth Portfolio

DREYFUS

   -    Dreyfus Investment Portfolios - European Equity Portfolio: Initial
        Shares
   - Dreyfus Investment Portfolio - Small Cap Stock Index Portfolio: Service Shares
   -    The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
   -    Dreyfus Stock Index Fund, Inc.: Initial Shares
   - Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio)
   -    Dreyfus Variable Investment Funds - Growth & Income Portfolio: Initial
        Shares

FEDERATED INSURANCE SERIES
   -    Federated Quality Bond Fund II: Primary Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   -    VIP Equity-Income Portfolio: Service Class and Initial Class
   -    VIP Growth Portfolio: Service Class and Initial Class
   -    VIP High Income Portfolio: Service Class and Initial Class*
   -    VIP Overseas Portfolio: Service Class and Initial Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   -    VIP II Asset Manager Portfolio: Initial Class
   -    VIP II Contrafund(R) Portfolio: Service Class and Initial Class

FIDELITY VARIABLE INSURANCE PRODUCT FUND III
   -    VIP III Value Strategies Portfolio: Service Class

GARTMORE VARIABLE INSURANCE TRUST ("GVIT") (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
   - Comstock GVIT Value Fund: Class I (formerly, Federated GVIT Equity Income Fund: Class I)
   - Dreyfus GVIT Mid Cap Index Fund: Class I (formerly, Dreyfus NSAT Mid Cap Index Fund)
   - Federated GVIT High Income Bond Fund: Class I* (formerly, Federated NSAT High Income Bond Fund)
   - Gartmore GVIT Emerging Markets Fund: Class I (formerly, Gartmore NSAT Emerging Markets Fund)
   -    Gartmore GVIT Global Financial Services Fund: Class I
   -    Gartmore GVIT Global Health Sciences Fund: Class I
   - Gartmore GVIT Global Technology and Communications Fund: Class I (formerly, Gartmore NSAT Global Technology and Communications Fund)
   -    Gartmore GVIT Global Utilities Fund: Class I
   -    Gartmore GVIT Government Bond Fund: Class I (formerly, Government Bond
        Fund)
   -    Gartmore GVIT Growth Fund: Class I (formerly, Capital Appreciation Fund)

   - Gartmore GVIT International Growth Fund: Class I (formerly, Gartmore NSAT International Growth Fund)
   -    Gartmore GVIT Investor Destinations Funds
        -  Gartmore GVIT Investor Destinations Conservative Fund
        -  Gartmore GVIT Investor Destinations Moderately Conservative Fund
        -  Gartmore GVIT Investor Destinations Moderate Fund
        -  Gartmore GVIT Investor Destinations Moderately Aggressive Fund
        -  Gartmore GVIT Investor Destinations Aggressive Fund
   -    Gartmore GVIT Money Market Fund: Class I (formerly, Money Market Fund)
   -    Gartmore GVIT Nationwide Leaders Fund: Class I
   -    Gartmore GVIT Total Return Fund: Class I (formerly, Total Return Fund)
   -    Gartmore GVIT U.S. Growth Leaders Fund: Class I
   - Gartmore GVIT Worldwide Leaders Fund: Class I (formerly, Nationwide Global 50(R) Fund) (subadviser: J.P. Morgan Investment Management Inc.)
   - GVIT Small Cap Growth Fund: Class I (formerly, Nationwide(R) Small Cap Growth Fund) (subadvisers: Neuberger Berman LLC and Waddell & Reed Investment Management Company)
   - GVIT Small Cap Value Fund: Class I (formerly, Nationwide(R) Small Cap Value Fund) (subadviser: The Dreyfus Corporation)
   -    GVIT Small Company Fund: Class I (formerly, Nationwide(R) Small Company
        Fund) (subadvisers: The Dreyfus Corporation, Neuberger Berman LLC, Gartmore Global Partners, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company)
   - J.P. Morgan GVIT Balanced Fund: Class I (formerly, J.P. Morgan NSAT Balanced Fund)
   - MAS GVIT Multi Sector Bond Fund: Class I* (formerly, MAS NSAT Multi Sector Bond Fund)
   - Strong GVIT Mid Cap Growth Fund: Class I (formerly, Strong NSAT Mid Cap Growth Fund)


JANUS ASPEN SERIES
   -    Capital Appreciation Portfolio: Service Shares
   -    Global Technology Portfolio: Service Shares
   -    International Growth Portfolio: Service Shares

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

   -    AMT Growth Portfolio
   -    AMT Guardian Portfolio
   -    AMT Limited Maturity Bond Portfolio
   -    AMT Mid-Cap Growth Portfolio
   -    AMT Partners Portfolio


OPPENHEIMER VARIABLE ACCOUNT FUNDS


   - Oppenheimer Aggressive Growth Fund/VA: Initial Class (formerly, Oppenheimer Capital Appreciation Fund)
   -    Oppenheimer Bond Fund/VA: Initial Class
   - Oppenheimer Capital Appreciation Fund/VA: Initial Class (formerly, Oppenheimer Growth Fund)
   -    Oppenheimer Global Securities Fund/VA: Initial Class
   - Oppenheimer Main Street Growth & Income Fund/VA: Initial Class (formerly, Oppenheimer Growth & Income Fund)
   -    Oppenheimer Multiple Strategies Fund/VA: Initial Class


STRONG OPPORTUNITY FUND II, INC.


VAN KAMPEN


   THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
   -    Emerging Markets Debt Portfolio
   -    U.S. Real Estate Portfolio

*These underlying mutual funds invest in lower quality debt securities commonly referred to as junk bonds


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. A MEMBER OF THE AMERICAN CENTURY FAMILY OF INVESTMENTS
   -    American Century VP Capital Appreciation Fund: Class I

STRONG VARIABLE INSURANCE FUNDS, INC.
   -    International Stock Funds, Inc.
   -    Strong Discovery Fund, Inc.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2000:

CREDIT SUISSE TRUST (FORMERLY, CREDIT SUISSE WARBURG PINCUS TRUST)
   -    Large Cap Value Portfolio (formerly, Value Portfolio)

GARTMORE VARIABLE INSURANCE TRUST ("GVIT") (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
   - Nationwide(R) GVIT Strategic Value Fund: Class I (formerly, Nationwide(R) Strategic Value Fund) (subadviser: Strong Capital Management, Inc.)

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER JANUARY 25, 2002:

GARTMORE VARIABLE INSURANCE TRUST ("GVIT") (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
   - Turner GVIT Growth Focus Fund: Class I (formerly, Turner NSAT Growth Focus Fund)

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2002:

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
   -    VIP III Growth Opportunities Portfolio: Service Class

VAN ECK WORLDWIDE INSURANCE TRUST
   -    Worldwide Bond Fund
   -    Worldwide Emerging Markets Fund
   -    Worldwide Hard Assets Fund

VAN KAMPEN
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
   -    Mid Cap Growth Portfolio


For general information or to obtain FREE copies of the:

   - prospectus, annual report or semi-annual report for any underlying mutual fund;
   -    any required Nationwide forms; or
   -    Nationwide's privacy statement,


call:

                  1-800-547-7548
         TDD      1-800-238-3035

or write:


     NATIONWIDE LIFE AND ANNUITY
     INSURANCE COMPANY
     ONE NATIONWIDE PLAZA, RR1-04-D4
     COLUMBUS, OHIO 43215


Material incorporated by reference to this prospectus can be found on the SEC website at:
                                   www.sec.gov

Information about this and other Best of America Products can be found on the world-wide web at:

                              www.bestofamerica.com

THIS POLICY:
-   IS NOT A BANK DEPOSIT
-   IS NOT FDIC INSURED
-   IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY
-   IS NOT AVAILABLE IN EVERY STATE
-   MAY GO DOWN IN VALUE

The life insurance policies offered by this prospectus are corporate flexible premium variable universal life insurance policies. They are designed for use by corporations and employers, to provide flexibility to vary the amount and frequency of premium payments. A cash surrender value may be offered if the policy is terminated during the lifetime of the insured.

The purpose of this policy is to provide life insurance protection for the beneficiary named in the policy. No claim is made that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.


DECLINING VALUES OR NEGATIVE INVESTMENT RESULTS MAY RESULT IN REDUCTIONS IN DEATH BENEFITS, CASH VALUES, AND THE LOSS OF INSURANCE COVERAGE IF ADDITIONAL PREMIUMS ARE NOT PAID.


The death benefit and cash value of this policy may vary to reflect the experience of the Nationwide VL Separate Account-C (the "variable account") or the fixed account, depending on how premium payments are invested.

Investors assume certain risks when investing in the policies, including the risk of losing money.

Nationwide Life and Annuity Insurance Company ("Nationwide") guarantees the death benefit for as long as the policy is in force. The cash surrender value is not guaranteed. The policy will lapse if the cash surrender value is insufficient to cover policy charges.

Benefits described in this prospectus may not be available in every jurisdiction
- refer to your policy for specific benefit information.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ATTAINED AGE- The insured's age on the policy date, plus the number of full years since the policy date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the cash value of the variable account.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

GUIDELINE LEVEL PREMIUM- The level annual premiums required to mature the policy under guaranteed mortality and current expense charges with an annual effective interest rate of 4%.

MATURITY DATE- The policy anniversary on or next following the insured's 100th birthday.

NATIONWIDE- Nationwide Life and Annuity Insurance Company.

NET AMOUNT AT RISK- Net amount at risk is the death benefit minus the cash value. On the monthly anniversary date, the net amount at risk is the death benefit minus the cash value prior to subtraction of the base policy cost of insurance charge.

NET PREMIUMS- Net premiums are equal to the actual premiums minus the percent of premium charges. The percent of premium charges are shown on the policy data page.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units are separately maintained.

TARGET PREMIUM- The level annual premium at which the sales load is reduced on a current basis.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide VL Separate Account-C, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.....................................

SUMMARY OF POLICY EXPENSES....................................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................

SYNOPSIS OF THE POLICIES......................................

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY.................

NATIONWIDE INVESTMENT SERVICES

CORPORATION...................................................

INVESTING IN THE POLICY.......................................
     The Variable Account and Underlying Mutual Funds
     The Fixed Account

INFORMATION ABOUT THE POLICIES................................
     Minimum Requirements for Policy Issuance
     Premium Payments
     Pricing

POLICY CHARGES................................................
     Sales Load
     Tax Load
     Monthly Cost of Insurance
     Monthly Administrative Charge
     Mortality and Expense Risk Charge
     Income Tax
     Reduction of Charges

SURRENDERING THE POLICY FOR CASH..............................
     Surrender (Redemption)
     Cash Surrender Value
     Partial Surrenders
     Income Tax Withholding

VARIATION IN CASH VALUE.......................................

POLICY PROVISIONS.............................................
     Policy Owner
     Beneficiary
     Changes in Existing Insurance Coverage

OPERATION OF THE POLICY.......................................
     Allocation of Net Premium and Cash Value
     How the Investment Experience is Determined
     Net Investment Factor
     Determining the Cash Value
     Transfers

RIGHT TO REVOKE...............................................

POLICY LOANS..................................................
     Taking a Policy Loan
     Effect on Investment Performance
     Loan Interest
     Effect on Death Benefit and Cash Value
     Repayment

ASSIGNMENT....................................................

POLICY OWNER SERVICES.........................................
     Dollar Cost Averaging

DEATH BENEFIT INFORMATION.....................................
     Calculation of the Death Benefit
     Changes in the Death Benefit Option

     Maximum Death Benefit

     Proceeds Payable on Death
     Incontestability
     Error in Age
     Suicide
     Maturity Proceeds

RIGHT OF CONVERSION...........................................

GRACE PERIOD..................................................
     Reinstatement

TAX MATTERS...................................................
     Policy Proceeds
     Withholding
     Estate and Generation-Skipping
         Transfers Taxes
     Non-Resident Aliens

     Special Considerations for Corporations

     Taxation of Nationwide
     Tax Changes

STATE REGULATION..............................................

REPORTS TO POLICY OWNERS......................................

ADVERTISING...................................................

LEGAL PROCEEDINGS.............................................


INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS......................


REGISTRATION STATEMENT........................................

DISTRIBUTION OF THE POLICIES..................................

ADDITIONAL INFORMATION ABOUT
     NATIONWIDE...............................................

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS............

APPENDIX B: ILLUSTRATIONS OF CASH VALUES, CASH
   SURRENDER VALUES, AND DEATH BENEFITS.......................

APPENDIX C: PERFORMANCE SUMMARY INFORMATION...................

SUMMARY OF POLICY EXPENSES

Nationwide deducts certain charges from the policy. Charges are made for administrative, tax and sales loads, providing life insurance protection, and assuming the mortality and expense risks.

Nationwide deducts a sales load and a tax load from premium payments. The sales load is guaranteed never to exceed 5.5% of each premium payment during the first 7 policy years and 2.0% thereafter. On a current basis, the sales load is 3.0% of the premium payment plus 2.5% of premiums up to the target premium during the first 7 policy years, and 0% on all premiums thereafter (see "Sales Load").

The tax load is 3.5% of premiums for all states (see "Tax Load").

The mortality and expense risk charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the variable account. Currently, the annualized rate will be 0.40% in policy years 1 through 4, 0.25% in policy years 5 through 20, and 0.10% thereafter. Nationwide deducts the following charges from the cash value of the policy:

   -   monthly cost of insurance;
   -   monthly cost of any additional benefits provided by riders to the policy;
       and
   -   monthly administrative expense charge.

Currently, the administrative expense charge is $5 per month. The administrative expense charge is guaranteed not to exceed $10 per month.

Nationwide does not deduct a surrender charge from the polices.

For more information about any policy charge, see "Policy Charges" in this prospectus.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
      (as a percentage of underlying mutual fund net assets, after expense reimbursement)


                                                                       Management        Other         12b-1      Total Underlying
                                                                          Fees          Expenses        Fees         Mutual Fund
                                                                                                                       Expenses
---------------------------------------------------------------------  ------------  -------------  -----------  ------------------
American Century Variable Portfolios, Inc. - American Century VP          0.90%          0.00%         0.00%            0.90%
Balanced Fund: Class I
American Century Variable Portfolios, Inc. - American Century VP          1.00%          0.00%         0.00%            1.00%
Capital Appreciation Fund: Class I
American Century Variable Portfolios, Inc. - American Century VP          0.70%          0.00%         0.00%            0.70%
Income & Growth Fund: Class I
American Century Variable Portfolios, Inc. - American Century VP          1.26%          0.00%         0.00%            1.26%
International Fund: Class I
American Century Variable Portfolios, Inc. - American Century VP          1.00%          0.00%         0.00%            1.00%
Ultra Fund: Class I
American Century Variable Portfolios, Inc. - American Century VP          0.97%          0.00%         0.00%            0.97%
Value Fund: Class I
Credit Suisse Trust - Global Post-Venture Capital Portfolio               1.04%          0.36%         0.00%            1.40%
Credit Suisse Trust - International Focus Portfolio                       1.00%          0.30%         0.00%            1.30%
Credit Suisse Trust - Large Cap Value Portfolio                           0.51%          0.49%         0.00%            1.00%
Credit Suisse Trust - Small Company Growth Portfolio                      0.90%          0.22%         0.00%            1.12%
Dreyfus Investment Portfolios - European Equity Portfolio: Initial        0.81%          0.44%         0.00%            1.25%
Shares
Dreyfus Investment Portfolios - Small Cap Stock Index Fund: Service       0.35%          0.00%         0.25%            0.60%
Shares
The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares        0.75%          0.03%         0.00%            0.78%
Dreyfus Stock Index Fund, Inc.: Initial Shares                            0.25%          0.01%         0.00%            0.26%
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial        0.75%          0.03%         0.00%            0.78%
Shares
Dreyfus Variable Investment Fund - Growth & Income Portfolio:             0.75%          0.05%         0.00%            0.80%
Initial Shares
Federated Insurance Series - Federated Quality Bond Fund II:              0.55%          0.15%         0.00%            0.70%
Primary Shares
Fidelity VIP Equity-Income Portfolio:  Service Class                      0.48%          0.10%         0.10%            0.68%
Fidelity VIP Equity-Income Portfolio:  Initial Class                      0.48%          0.10%         0.00%            0.58%
Fidelity VIP Growth Portfolio:  Service Class                             0.58%          0.10%         0.10%            0.78%
Fidelity VIP Growth Portfolio:  Initial Class                             0.58%          0.10%         0.00%            0.68%
Fidelity VIP High Income Portfolio:  Service Class                        0.58%          0.13%         0.10%            0.81%
Fidelity VIP High Income Portfolio:  Initial Class                        0.58%          0.13%         0.00%            0.71%
Fidelity VIP Overseas Portfolio:  Service Class                           0.73%          0.20%         0.10%            1.03%
Fidelity VIP Overseas Portfolio:  Initial Class                           0.73%          0.19%         0.00%            0.92%
Fidelity VIP II Asset Manager Portfolio: Initial Class                    0.53%          0.11%         0.00%            0.64%
Fidelity VIP II Contrafund(R) Portfolio: Service Class                    0.58%          0.10%         0.10%            0.78%
Fidelity VIP II Contrafund(R) Portfolio: Initial Class                    0.58%          0.10%         0.00%            0.68%
Fidelity VIP III Growth Opportunities Portfolio:  Service Class           0.58%          0.11%         0.10%            0.79%
Fidelity VIP III Growth Opportunities Portfolio:  Initial Class           0.58%          0.11%         0.00%            0.69%
Fidelity VIP III Value Strategies: Service Class                          0.58%          0.26%         0.10%            0.94%
GVIT Comstock GVIT Value Fund: Class I                                    0.79%          0.28%         0.00%            1.07%
GVIT Dreyfus GVIT Mid Cap Index Fund: Class I                             0.50%          0.26%         0.00%            0.76%
GVIT Federated GVIT High Income Bond Fund: Class I                        0.75%          0.28%         0.00%            1.03%
GVIT Gartmore GVIT Emerging Markets Fund: Class I                         1.15%          0.21%         0.00%            1.36%
GVIT Gartmore GVIT Global Financial Services Fund: Class I                1.00%          0.26%         0.00%            1.26%
GVIT Gartmore GVIT Global Health Sciences Fund: Class I                   1.00%          0.32%         0.00%            1.32%
GVIT Gartmore GVIT Global Technology and Communications Fund:             0.98%          0.26%         0.00%            1.24%
Class I
GVIT Gartmore GVIT Global Utilities Fund: Class I                         0.80%          0.28%         0.00%            1.08%



                                                                       Management        Other         12b-1      Total Underlying
                                                                          Fees          Expenses        Fees         Mutual Fund
                                                                                                                      Expenses
---------------------------------------------------------------------  ------------  -------------  -----------  ------------------
GVIT Gartmore GVIT Government Bond Fund: Class I                          0.50%          0.25%         0.00%            0.75%
GVIT Gartmore GVIT Growth Fund: Class I                                   0.59%          0.25%         0.00%            0.84%
GVIT Gartmore GVIT International Growth Fund: Class I                     1.00%          0.33%         0.00%            1.33%
GVIT Gartmore GVIT Investor Destinations Conservative Fund                0.00%          0.36%         0.25%            0.61%
GVIT Gartmore GVIT Investor Destinations Moderately Conservative          0.00%          0.36%         0.25%            0.61%
Fund
GVIT Gartmore GVIT Investor Destinations Moderate Fund                    0.13%          0.20%         0.25%            0.58%
GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund       0.10%          0.26%         0.25%            0.61%
GVIT Gartmore GVIT Investor Destinations Aggressive Fund                  0.07%          0.29%         0.25%            0.61%
GVIT Gartmore GVIT Money Market Fund: Class I                             0.38%          0.25%         0.00%            0.63%
GVIT Gartmore GVIT Nationwide Leaders Fund: Class I                       0.84%          0.41%         0.00%            1.25%
GVIT Gartmore GVIT Total Return Fund: Class I                             0.59%          0.25%         0.00%            0.84%
GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class I                      0.90%          0.22%         0.00%            1.12%
GVIT Gartmore GVIT Worldwide Leaders Fund: Class I                        0.99%          0.26%         0.00%            1.25%
GVIT GVIT Small Cap Growth Fund: Class I                                  1.10%          0.28%         0.00%            1.38%
GVIT GVIT Small Cap Value Fund: Class I                                   0.86%          0.22%         0.00%            1.08%
GVIT GVIT Small Company Fund: Class I                                     0.93%          0.26%         0.00%            1.19%
GVIT J.P. Morgan GVIT Balanced Fund: Class I                              0.74%          0.27%         0.00%            1.01%
GVIT MAS GVIT Multi Sector Bond Fund: Class I*                            0.75%          0.27%         0.00%            1.02%
GVIT Nationwide(R) GVIT Strategic Value Fund: Class I                     0.66%          0.34%         0.00%            1.00%
GVIT Strong GVIT Mid Cap Growth Fund: Class I                             0.90%          0.27%         0.00%            1.17%
GVIT Turner GVIT Growth Focus Fund: Class I                               0.85%          0.43%         0.00%            1.28%
Janus Aspen Series - Capital Appreciation Portfolio: Service Shares       0.65%          0.01%         0.25%            0.91%
Janus Aspen Series - Global Technology Portfolio: Service Shares          0.65%          0.05%         0.25%            0.95%
Janus Aspen Series - International Growth Portfolio: Service Shares       0.65%          0.06%         0.25%            0.96%
Neuberger Berman AMT Growth Portfolio                                     0.84%          0.05%         0.00%            0.89%
Neuberger Berman AMT Guardian Portfolio                                   0.85%          0.14%         0.00%            0.99%
Neuberger Berman AMT Limited Maturity Bond Portfolio                      0.65%          0.08%         0.00%            0.73%
Neuberger Berman AMT Mid-Cap Growth Portfolio                             0.84%          0.07%         0.00%            0.91%
Neuberger Berman AMT Partners Portfolio                                   0.82%          0.05%         0.00%            0.87%
Oppenheimer Variable Account Funds - Oppenheimer Aggressive Growth        0.64%          0.04%         0.00%            0.68%
Fund/VA: Initial Class
Oppenheimer Variable Account Funds - Oppenheimer Bond Fund/VA:            0.72%          0.05%         0.00%            0.77%
Initial Class
Oppenheimer Variable Account Funds - Oppenheimer Capital                  0.64%          0.04%         0.00%            0.68%
Appreciation Fund/VA: Initial Class
Oppenheimer Variable Account Funds - Oppenheimer Global Securities        0.64%          0.06%         0.00%            0.70%
Fund/VA: Initial Class
Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth       0.68%          0.05%         0.00%            0.73%
& Income Fund/VA: Initial Class
Oppenheimer Variable Account Funds - Oppenheimer Multiple                 0.72%          0.04%         0.00%            0.76%
Strategies Fund/VA: Initial Class
Strong Opportunity Fund II, Inc.                                          0.75%          0.35%         0.00%            1.10%
Strong Variable Insurance Funds, Inc. - International Stock Fund II       1.00%          0.03%         0.00%            1.03%
Strong Variable Insurance Funds, Inc. - Strong Discovery Fund II,         1.00%          0.20%         0.00%            1.20%
Inc.
The Universal Institutional Funds, Inc. - Emerging Markets Debt           0.80%          0.37%         0.00%            1.17%
Portfolio
The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio        0.41%          0.64%         0.00%            1.05%
The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio      0.75%          0.35%         0.00%            1.10%
Van Eck Worldwide Insurance Trust - Worldwide Bond Fund                   1.00%          0.19%         0.00%            1.19%
Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund       1.00%          0.28%         0.00%            1.28%
Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund            1.00%          0.15%         0.00%            1.15%


The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.




Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

     (as a percentage of underlying mutual fund net assets, before expense reimbursement)


                                                                        Management        Other         12b-1      Total Underlying
                                                                           Fees         Expenses        Fees         Mutual Fund
                                                                                                                       Expenses
---------------------------------------------------------------------  ------------  -------------  -----------  ------------------
Credit Suisse Trust - Global Post-Venture Capital Portfolio                1.25%          0.36%         0.00%           1.61%
Credit Suisse Trust - Large Cap Value Portfolio                            0.75%          0.49%         0.00%           1.24%
Federated Insurance Series - Federated Quality Bond Fund II: Primary       0.60%          0.40%         0.25%           1.25%
Series
GVIT Gartmore GVIT Investor Destinations Conservative Fund                 0.13%          0.43%         0.25%           0.81%
GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund      0.13%          0.42%         0.25%           0.80%
GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund        0.13%          0.26%         0.25%           0.64%
GVIT Gartmore GVIT Investor Destinations Aggressive Fund                   0.13%          0.29%         0.25%           0.67%
GVIT Nationwide GVIT Strategic Value Fund: Class I                         0.90%          0.34%         0.00%           1.24%
Strong Opportunity Fund II, Inc.                                           0.75%          0.65%         0.00%           1.40%
The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio         0.75%          0.64%         0.00%           1.39%
The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio       0.80%          0.35%         0.00%           1.15%
Van Eck Worldwide Insurance Trust - Worldwide Bond Fund                    1.00%          0.24%         0.00%           1.24%
Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund        1.00%          0.30%         0.00%           1.30%
Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund             1.00%          0.18%         0.00%           1.18%


SYNOPSIS OF THE POLICIES

The policy offered by this prospectus provides for life insurance coverage on the insured. The death benefit and cash value of the policy may increase or decrease to reflect the performance of the investment options chosen see "Death Benefit Information").

CASH SURRENDER VALUE

If the policy is terminated during the insured's lifetime, a cash surrender value may be payable under the policy. However, there is no guaranteed cash surrender value (see "Variation in Cash Value "). The policy will lapse without value if the cash surrender value falls below what is needed to cover policy charges.

PREMIUMS

The minimum initial premium for which a policy may be issued is equal to three times the initial minimum monthly premium. The initial premium is shown on the policy data page. Each premium payment must be at least $50.

Additional premium payments may be made at any time while the policy is in force (see "Premium Payments").

TAXATION

The policies described in this prospectus meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code. Nationwide will monitor compliance with the tests provided by Section 7702 to insure the policies continue to receive this favored tax treatment (see "Tax Matters").

NONPARTICIPATING POLICIES

The policies are nonparticipating policies on which no dividends are payable. The policies do not share in the profits or surplus earnings of Nationwide.

RIDERS

Riders may be added to the policy (availability varies by state).

Riders currently include:
-  Additional Protection Rider;
-  Change of Insured Rider; and
-  Maturity Extension Rider.

POLICY CANCELLATION

Policy owners may return the policy for any reason within certain time periods in accordance with applicable law and Nationwide will refund the policy value or the amount required by law (see "Right to Revoke").

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in February, 1981, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products.

CUSTODIAN OF ASSETS

Nationwide serves as the custodian of the assets of the variable account.

OTHER CONTRACTS ISSUED BY NATIONWIDE


Nationwide offers a wide array of investment products, including variable annuity and variable life insurance products. Each of these products has different charges, benefit features and underlying investment options. Investors are encouraged to compare and contrast the costs and benefits of the policies against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. This process of comparison and analysis should aid in determining whether the purchase of the policy described in this prospectus is consistent with the investor's particular investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.


NATIONWIDE INVESTMENT SERVICES CORPORATION

The policies are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For policies issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide Life Insurance Company.

INVESTING IN THE POLICY

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VL Separate Account-C is a separate account that invests in the underlying mutual fund options listed in Appendix A. Nationwide established the separate account on July 22,1997, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and in general are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to policy owners under the policies.

The variable account is divided into sub-accounts. Policy owners elect to have net premiums allocated among the sub-accounts and the fixed account at the time of application.

Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on policy owner instructions. A policy's investment performance depends upon the performance of the underlying mutual fund options chosen.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Changes of Investment Policy

Nationwide may materially change the investment policy of the variable account. Nationwide must inform policy owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy owners or if it renders Nationwide's operations hazardous to the public. If a policy owner objects, the policy owner may elect to transfer all sub-account cash value to the fixed account. No transfer charges will be assessed. The policy owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of the change to make the transfer.

Voting Rights

Policy owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote policy owner shares at special shareholder meetings based on policy owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Policy owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholder's vote as soon as possible prior to the shareholder meeting. Notification will contain proxy materials, and a form to return to Nationwide with voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate and/or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occur:

    (1) shares of a current underlying mutual fund option are no longer available for investment; or

    (2) further investment in an underlying mutual fund option is inappropriate.

No substitution, elimination, and/or combination of shares may take place without the prior approval of the SEC.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. Premium payments will be allocated to the fixed account by election of the policy owner.

The general account is not subject to the same laws as the variable account and the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to the accuracy and completeness of statements made by prospectus disclosure.


The investment income earned by the fixed account will be allocated to the policies at varying rate(s) set by Nationwide. It is the current practice to set crediting rates at the beginning of each calendar quarter. Nationwide guarantees that the rate will not be less than an annual effective rate of 3.0% per year.


Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The policy owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of an annual effective rate of 3.0% for any given year.

New premium payments deposited to the contract which are allocated to the fixed account may receive a different rate of interest than amounts transferred from the sub-accounts to the fixed account and amounts maturing in the fixed account.

The fixed account is not available for policies issued in the State of Texas.

INFORMATION ABOUT THE POLICIES

MINIMUM REQUIREMENTS FOR POLICY ISSUANCE

This policy provides life insurance coverage with the flexibility to vary the amount and frequency of premium payments. Minimum requirements for policy issuance include: - the insured must be 80 or younger; - Nationwide may require satisfactory evidence of insurability (including a medical exam); and - a minimum specified amount of $50,000.

PREMIUM PAYMENTS

Each premium payment must be at least $50. The initial premium is payable in full at Nationwide's home office or to an authorized agent of Nationwide.

Upon payment of the initial premium, temporary insurance may be provided. Issuance of the continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of initial premium, and delivery of the policy while the insured is still living.

Additional premium payments may be made at any time while the policy is in force, subject to the following conditions:

   - Nationwide may require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk;

   - premium payments in excess of the premium limit established by the IRS to qualify the policy as a contract for life insurance will be refunded; and

   - Nationwide may require policy indebtedness be repaid prior to accepting any additional premium payments.

Additional premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. Nationwide will monitor premiums paid and other policy transactions and will notify the policy owner when non-modified endowment contract status is in jeopardy.

PRICING

Premiums payments will not be priced, when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-  New Year's Day            -  Independence Day
-  Martin Luther King, Jr.   -  Labor Day Day
-  Presidents' Day           -  Thanksgiving
-  Good Friday               -  Christmas
-  Memorial Day

Nationwide also will not price premium payments if:

   (1)  trading on the New York Stock Exchange is restricted;

   (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

   (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, policy value may be affected since the policy owner would not have access to their account.

POLICY CHARGES

SALES LOAD

Nationwide deducts a sales load from each premium payment received. The sales load is guaranteed never to exceed 5.5% of each premium payment during the first 7 policy years and 2.0% thereafter. Currently, the sales load is 3.0% of the premium payment plus 2.5% of premiums up to the target premium during the first 7 policy years, and 0% of all premiums thereafter. The target premium is a premium based upon the specified amount. It is the level annual premium amount at which the sales load is reduced on a current basis.

TAX LOAD

Nationwide deducts a tax load equal to 3.5% from all premium payments. This charge is associated with the premium taxes imposed by various state and local jurisdictions and by the federal government under Section 848 of the Internal Revenue Code. The tax load may be more or less than the amount actually assessed in the state in which a particular policy owner resides.

MONTHLY COST OF INSURANCE


The monthly cost of insurance charge for each policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. This deduction is charged proportionately to the cash value in each sub-account and the fixed account, unless the Policy Owner directs that deductions be assessed to particular sub-accounts.

Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates are based on the 1980 Commissioners' Standard Ordinary Male Mortality Table, Age Last Birthday, aggregate as to tobacco status (except unisex in Indiana, Maryland and North Dakota). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the 1980 CSO.

The current cost of insurance rates vary by attained age, duration of coverage, and tobacco-use status. The current cost of insurance rates also vary according to the type of underwriting that applies to the insured lives and the rate class of an insured.

Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower rate than an insured in a rate class with higher mortality risks. The rating class is determined using questionnaires, medical records, and physical exams, depending on the amount of insurance and the attributes of the insured. On groups, Nationwide may underwrite using short-form questionnaires or abbreviated medical evaluations.

If there is an increase in the specified amount, the cost of insurance charges for the increased amount will reflect the duration since the increase, rather than the duration since the certificate was originally issued. If death benefit Option 1 is in effect and there have been increases in the specified amount, then the cash value will first be considered a part of the initial specified amount. If the cash value exceeds the initial specified amount, it will then be considered a part of the additional increase in specified amount resulting from the increase, in the order of the increase.


MORTALITY AND EXPENSE RISK CHARGE

Nationwide assumes certain risks for guaranteeing the mortality and expense charges.

The mortality risk assumed under the policies is that the insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the policies may be greater than expected. In addition, Nationwide assumes risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to policies that lapse or are surrendered in the early policy years.

Nationwide deducts the mortality and expense risk charge from the variable account on a daily basis. Mortality and expense risk deductions may vary from policy to policy because they are charged proportionally to the cash value in each sub-account. The mortality and expense risk charge compensates Nationwide for assuming risks associated with mortality and administrative costs. This charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the variable account. Currently, this rate will be equal to an annualized rate of 0.40% during policy years 1 through 4, 0.25% during policy years 5 through 20, and 0.10% thereafter.

To the extent that future levels of mortality and expenses are less than or equal to those expected, Nationwide may realize a profit from this charge. Unrecovered expenses are borne by Nationwide's general assets which may include profits, if any, from mortality and expense risk charges.

INCOME TAX

No charge is assessed to policy owners for income taxes incurred by Nationwide as a result of the operations of the sub-accounts. However, Nationwide reserves the right to assess a charge for income taxes against the variable account if income taxes are incurred.

REDUCTION OF CHARGES

The policy is available for purchase by individuals, corporations and other groups. Nationwide may reduce or eliminate certain charges (sales load, monthly administrative charge, monthly cost of insurance charge, or other charges), and Nationwide may modify the cash surrender value enhancement, where the size or nature of the group results in savings in sales, underwriting, administrative, or other costs to Nationwide. These charges may be reduced in certain group or sponsored arrangements made available by Nationwide, including employees of Nationwide and their families.
Eligibility for reduction in charges and the amount of any reduction is determined by a number of factors, including:

   -  the number of insureds;

   -  the total premium expected to be paid;

   -  total assets under management for the policy owner;

   -  the nature of the relationship among individual insureds;

   -  the purpose for which the policies are being purchased;

   -  the expected persistency of individual policies; and

   - any other circumstances which are rationally related to the expected reduction in expenses.

The extent and nature of reductions may change from time to time. The charge structure may vary. Variations are determined in a manner not unfairly discriminatory to policy owners which reflects differences in costs of services.



SURRENDERING THE POLICY FOR CASH

SURRENDER (REDEMPTION)

Policies may be surrendered for the cash surrender value any time while the insured is living. The cancellation will be effective as of the date Nationwide receives the policy accompanied by a signed, written request for cancellation. Nationwide may require the policy owner's signature to be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan, which is a member of the Federal Deposit Insurance Corporation. In some cases, Nationwide may require additional documentation of a customary nature.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to 6 months from the date of the surrender request.

CASH SURRENDER VALUE

The cash surrender value increases or decreases daily to reflect the investment experience of the variable account, the daily crediting of interest in the fixed account, and activity in the policy loan account.

The cash surrender value equals the policy's cash value, next computed after the date Nationwide receives a proper written request for surrender of the policy, minus any indebtedness or other deductions due on that date, plus any applicable temporary enhancement.

Other Amounts Paid at Surrender


For policies purchased by corporations and other groups, an amount may be paid by Nationwide in addition to the policy's cash value if, during a limited, specified time period, the policy is completely surrendered and the proceeds are paid directly to the entity that was the policy owner on the date of issue. These payments will not be made from the policy, but are a separate obligation of Nationwide. This additional surrender payment may not apply to partial surrenders, or to complete surrenders for which the policy owner instructs that proceeds be paid to a party other than the policy owner as of the date of issue. An enhancement may be available for certain individually owned, corporate sponsored plans.


The amount, duration, and availability of additional surrender payments made by Nationwide may vary based on a number of factors, including:

- the number of insureds;

-  the nature of the relationship among individual insureds;

-  the purpose for which the policies are being purchased;

-  the expected persistency of the policies; and

- any other circumstances which are rationally related to an expected reduction in acquisition or administrative costs.

Nationwide will pay surrender payments that are in addition to the policy's cash value from its general account. CORPORATE PURCHASERS ARE URGED TO CONSULT THEIR TAX ADVISER ABOUT THE TAX TREATMENT OF ADDITIONAL SURRENDER PAYMENTS. The criteria for additional surrender payments may change from time to time. Additional surrender payments will be determined in a manner not unfairly discriminatory to policy owners.

PARTIAL SURRENDERS

After the policy has been in force for one year, the policy owner may request a partial surrender.

Partial surrenders are permitted if they satisfy the following requirements:

   (1)  the minimum partial surrender is $500;


   (2) in order to preserve the amount of coverage initially purchased, a partial surrender may not cause the total specified amount to be reduced below the specified amount indicated on the initial application;


   (3) after the partial surrender, the cash surrender value is greater than $500 or an amount equal to three times the current monthly deduction, if higher; and

   (4) after the partial surrender, the policy continues to qualify as life insurance.

When a partial surrender is made, the cash value will be reduced by the amount of the partial surrender. Further, the specified amount will be reduced by the amount necessary to prevent any increase to the net amount at risk, unless the partial surrender is treated as a preferred partial surrender.

Preferred Partial Surrenders

A partial surrender is considered a preferred partial surrender if the following conditions are met:

   (1)  the surrender occurs before the 15th policy anniversary; and

   (2) the surrender amount plus the amount of any previous preferred policy surrenders in that same policy year does not exceed 10% of the cash surrender value as of the beginning of the policy year.

Reduction of the Specified Amount

When a partial surrender is made, in addition to the cash value being reduced by the amount of the partial surrender, the specified amount may also be reduced, (except in the case of a preferred partial surrender). The reduction to the specified amount will be made in the following order:

   (1)  against the most recent increase in the specified amount;

   (2) against the next most recent increases in the specified amount in succession; and

   (3)  against the specified amount under the original application.

INCOME TAX WITHHOLDING

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold. If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax. Policy owners should consult a tax advisor.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

   (1)  the value each year of the life insurance protection provided;

   (2)  an amount equal to any employer-paid premiums; or

   (3) some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

VARIATION IN CASH VALUE

On any date during the policy year, the cash value equals the cash value on the preceding valuation period, plus any net premium applied since the previous valuation period, minus any partial surrenders, plus or minus any investment results, and less any policy charges.

There is no guaranteed cash value. The cash value will vary with the investment experience of the variable account and/or the daily crediting of interest in the fixed account and policy loan account depending on the allocation of cash value by the policy owner.

POLICY PROVISIONS

POLICY OWNER

While the insured is living, all rights in this policy are vested in the policy owner named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a contingent policy owner or a new policy owner while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before the change was recorded. Nationwide may require that the policy be submitted for endorsement before making a change.

If the policy owner is other than the insured, names no contingent policy owner, and dies before the insured, the policy owner's rights in this policy belong to the policy owner's estate.

BENEFICIARY

The beneficiary(ies) will be as named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a new beneficiary while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before the change was recorded.

If any beneficiary predeceases the insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named beneficiary survives the insured, the death proceeds will be paid to the policy owner or the policy owner's estate.

CHANGES IN EXISTING INSURANCE COVERAGE

The policy owner may request certain changes in the insurance coverage under the policy. Requests must be in writing and received by Nationwide. No change will take effect unless the cash surrender value after the change is sufficient to keep the policy in force for at least 3 months.

Specified Amount Increases

The policy owner may request an increase to the specified amount. Any increase will be subject to the following conditions:

   (1)  the request must be applied for in writing;

   (2)  satisfactory evidence of insurability must be provided;

   (3)  the increase must be for a minimum of $10,000;

   (4) the cash surrender value is sufficient to continue the policy in force for at least 3 months; and

   (5)  age limits are the same as for a new issue.

Any approved increase will have an effective date of the monthly anniversary date on or next following the date Nationwide approves the supplemental application. Nationwide reserves the right to limit the number of specified amount increases to one each policy year.

Specified Amount Decreases

After the first policy year, the policy owner may also request a decrease to the specified amount. Any approved decrease will be effective on the monthly anniversary date on or next following the date Nationwide receives the request. Any such decrease will reduce insurance in the following order:

   (1)  against insurance provided by the most recent increase;

   (2)  against the next most recent increases successively; and

   (3)  against insurance provided under the original application.

Nationwide reserves the right to limit the number of specified amount decreases to one each policy year. Nationwide will refuse a request for a decrease which would:

   (1)  reduce the specified amount to less than $50,000; or

   (2)  disqualify the policy as a contract for life insurance.

OPERATION OF THE POLICY

ALLOCATION OF NET PREMIUM AND CASH VALUE

Nationwide allocates premium payments to sub-accounts or the fixed account, as instructed by policy owners. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of allocations must equal 100%. Future premium allocations may be changed by giving written notice to Nationwide.


Premiums may be allocated to the sub-accounts during the period in which the policy owner can cancel the policy, unless a specific state requires premiums to be allocated to the GVIT Gartmore GVIT Money Market Fund: Class I or the fixed account. At the expiration of this period, these premiums are used to purchase units of the sub-accounts which correspond to shares of the underlying mutual funds specified by the policy owner. Shares of the underlying mutual funds are purchased at net asset value then converted into unit values for purposes of determining the policy owner's interest in the respective sub-account(s).


The policy owner may change the allocation of net premiums or may transfer cash value from one sub-account to another. Changes are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus.

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value of each sub-account for the immediately preceding valuation period by the net investment factor of the sub-account for the subsequent valuation period. The number of accumulation units will not change as a result of investment experience.

NET INVESTMENT FACTOR

The net investment factor for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result where:

(a) is the sum of:

    (1) the net asset value per share of the underlying mutual fund held in the sub-account as of the end of the current valuation period; and

    (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

(b) is the net asset value per share of the underlying mutual fund determined as of the end of the immediately preceding valuation period; and

(c) is a factor representing the daily mortality and expense risk charge deducted from the variable account. Such factor is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the variable account. On a current basis, this annualized rate will be 0.40% during policy years 1 through 4, 0.25% during policy years 5 through 20, and 0.10% thereafter.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of underlying mutual fund shares because of the deduction for mortality and expense risk charge.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

DETERMINING THE CASH VALUE

The cash value is the sum of the value of all variable account accumulation units attributable to the policy plus amounts credited to the fixed account and the policy loan account.

The number of accumulation units credited to each sub-account is determined by dividing the net amount allocated to the sub-account by the accumulation unit value for the sub-account for the valuation period during which the premium is received by Nationwide. In the event part or all of the cash value is surrendered or charges or deductions are made against the cash value, an appropriate number of accumulation units from the variable account and an appropriate amount from the fixed account will be deducted in the same proportion that the policy owner's interest in the variable account and the fixed account bears to the total cash value.

The cash value in the fixed account and the policy loan account is credited with interest daily at an effective annual rate which Nationwide periodically declares. The annual effective rate will never be less than 3% (for a description of the annual effective credited rates, see "The Fixed Account" and "Policy Loans"). Upon request, Nationwide will inform the policy owner of the then applicable rates for each account.

TRANSFERS

The policy owner may transfer amounts between the fixed account and the variable account without penalty or adjustment, subject to the following requirements:

- Nationwide reserves the right to limit such transfers to one per policy year;

- transfers from the fixed account must be made within 45 days after the end of an interest rate guarantee period (the period of time for which the current interest rate is guaranteed by Nationwide);

- Nationwide reserves the right to restrict the amount transferred from the fixed account to 20% of the portion of the cash value attributable to the fixed account as of the end of the prior policy year. However, if the policy owner elects in writing to Nationwide to transfer all of the cash value attributable to the fixed account, the restriction for five successive policy years shall be 20%, 25%, 33%, 50% and 100%, respectively;

- transfers to the fixed account may not be made prior to the first policy anniversary or within 12 months subsequent to a prior transfer;

- Nationwide reserves the right to restrict the amount transferred to the fixed account to 20% of that portion of the cash value attributable to the variable account as of the close of business of the prior valuation period; and

- Nationwide reserves the right to refuse a transfer to the fixed account if the cash value attributable to the fixed account is greater than or equal to 30% of the cash value.

Transfer Requests

Nationwide will accept transfer requests in writing, over the telephone or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to policy owners.

Market-Timing Firms


Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some policy owners (or third parties acting on their behalf).

If Nationwide determines that a policy owner (or a third party acting on the policy owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified policy owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected policy owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected policy owner.


RIGHT TO REVOKE

A policy owner may cancel the policy by returning it by the latest of:

    -   10 days after receiving the policy;

    -   45 days after signing the application; or

    -   10 days after Nationwide delivers a Notice of Right to Withdrawal.

The policy can be mailed to the registered representative who sold it, or directly to Nationwide.

Returned policies are deemed void from the beginning. Nationwide will refund the amount prescribed by the state in which the policy was issued within 7 days after it receives the policy. The refunded policy value will reflect the deduction of any policy charges, unless otherwise required by law. This right varies by state.

POLICY LOANS

TAKING A POLICY LOAN

The policy owner may take a policy loan at any time using the policy as security. Maximum policy indebtedness is limited to 90% of the cash value of the sub-accounts, plus 100% of the cash value in the fixed account, plus 100% of the cash value in the policy loan account. Nationwide will not grant a loan for an amount less than $500 (unless otherwise required by state law). Policy indebtedness will be deducted from the death benefit, cash surrender value upon surrender, or the maturity proceeds.

Any request for a policy loan must be in written form. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan which is a member of the Federal Deposit Insurance Corporation. Certain policy loans may result in current taxable income and tax penalties.

A policy owner considering the use of policy loans in connection with his or her retirement income plan should consult his or her personal tax adviser regarding potential tax consequences that may arise if necessary payments are not made to keep the policy from lapsing. The amount of the payments necessary to prevent the policy from lapsing will increase with age.

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the variable account to the policy loan account. If the assets relating to a policy are held in more than one sub-account, withdrawals from the sub-accounts will be made in proportion to the assets in each sub-account at the time of the loan. Policy loans will be transferred from the fixed account only when sufficient amounts are not available in the sub-accounts.

The amount taken out of the variable account will not be affected by the variable account's investment experience while the loan is outstanding.

LOAN INTEREST

The annual effective loan interest rate is guaranteed not to exceed 3.75%. On a current basis, the loan interest rate is 3.4% in policy years 1-4, 3.25% in policy years 5-20, and 3.10% thereafter.

On a current and guaranteed basis, the cash value in the policy loan account is credited with an annual effective rate of 3% in all policy years. Nationwide may change the current interest crediting rate on the policy loans at any time at its sole discretion.

Nationwide retains the right to increase the net cost (by decreasing the interest crediting rate) on all subsequent policy loans to an amount that would result in the transaction being treated as a loan under federal tax law if it is determined that such loans will be treated, as a result of the difference between the interest crediting rate and the loan interest rate, as taxable distributions under any applicable ruling, regulation, or court decision. If this amount is not prescribed by such ruling, regulation, or court decision, the amount will be that which Nationwide considers the more likely to result the transaction being treated as a loan under federal tax law.

Amounts transferred to the policy loan account will earn interest daily from the date of transfer. The earned interest is transferred from the policy loan account to a variable account or the fixed account on each policy anniversary, at the time a new loan is requested, or at the time of loan repayment. The earned interest will be allocated according to the fund allocation factors in effect at the time of the transfer.

Interest is charged daily and is payable at the end of each policy year or at the time of loan repayment. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total policy indebtedness exceeds the cash value, Nationwide will send a notice to the policy owner and the assignee, if any. The policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total policy indebtedness to an amount equal to the total cash value plus an amount sufficient to continue the policy in force for 3 months.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A policy loan, whether or not repaid, will have a permanent effect on the death benefit and cash value because the investment results of the variable account or the fixed account will apply only to the non-loaned portion of the cash value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the variable account or the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of the indebtedness may be repaid at any time while the policy is in force during the insured's lifetime. Any payment intended as a premium payment, rather than a loan repayment, must be identified as such. Loan repayments will be credited to the sub-accounts and the fixed account in proportion to the policy owner's underlying mutual fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $50. Nationwide reserves the right to require that any loan repayments resulting from policy loans transferred from the fixed account must be first allocated to the fixed account.

ASSIGNMENT

While the insured is living, the policy owner may assign his or her rights in the policy. The assignment must be in writing, signed by the policy owner and recorded at Nationwide's home office. Prior to being recorded, assignments will not affect any payments made or actions taken by Nationwide. Nationwide is not responsible for any assignment not submitted for recording, nor is Nationwide responsible for the sufficiency or validity of any assignment. Assignments are subject to any indebtedness owed to Nationwide before being recorded.

POLICY OWNER SERVICES

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect policy owners from loss.


Policy owners direct Nationwide to automatically transfer specified amounts from the fixed account, Federated Insurance Series - Federated Quality Bond Fund II, Fidelity VIP High Income Portfolio: Service Class, GVIT Gartmore GVIT Government Bond Fund: Class I, GVIT Federated GVIT High Income Bond Fund: Class I, GVIT Gartmore GVIT Money Market Fund: Class I, and the Neuberger Berman AMT Limited Maturity Bond Portfolio.


Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the policy owner instructs Nationwide in writing to stop the transfers.

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide reserves the right to assess a processing fee for this service.

DEATH BENEFIT INFORMATION

CALCULATION OF THE DEATH BENEFIT

At issue, the policy owner selects the specified amount and the death benefit option. At issue, the policy owner also irrevocably elects either of the following tests qualifying the policy as life insurance under Section 7702 of the Internal Revenue Code: (1) guideline premium/cash value corridor test; or
(2) the cash value accumulation test.

While the policy is in force, the death benefit will never be less than the specified amount. The death benefit may vary with the cash value of the policy, which depends on investment performance.

The policy owner may choose one of three death benefit options.

OPTION 1. The death benefit will be the greater of the specified amount or the applicable percentage of cash value. Under Option 1, the amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable, the amount of death benefit may increase. To see how and when investment performance will begin to affect death benefits, see the illustrations in Appendix B.

OPTION 2. The death benefit will be the greater of the specified amount plus the cash value as of the date of death, or the applicable percentage of cash value and will vary directly with the investment performance.

OPTION 3.  The death benefit is the greater of:

     (i)  the applicable percentage of the cash value as of the date of death;
          or

     (ii) the sum of the specified amount and the lesser of:

          (a)  the maximum increase amount shown on the policy, or

          (b) the amount of all premium payments and interest accrued at the Option 3 interest rate as shown in the policy, accumulated up to the date of death, less any partial surrenders and applicable interest accrued at the Option 3 interest rate as shown in the policy.

Once elected, Option 3 is irrevocable.

                       APPLICABLE PERCENTAGE OF CASH VALUE
                   GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

     ATTAINED         PERCENTAGE         ATTAINED        PERCENTAGE         ATTAINED        PERCENTAGE
       AGE           OF CASH VALUE         AGE          OF CASH VALUE         AGE          OF CASH VALUE
---------------- -------------------- ------------- -------------------- --------------- ------------------
      0-40               250%               60              130%               80              105%
        41               243%               61              128%               81              105%
        42               236%               62              126%               82              105%
        43               229%               63              124%               83              105%
        44               222%               64              122%               84              105%

        45               215%               65              120%               85              105%
        46               209%               66              119%               86              105%
        47               203%               67              118%               87              105%
        48               197%               68              117%               88              105%
        49               191%               69              116%               89              105%

        50               185%               70              115%               90              105%
        51               178%               71              113%               91              104%
        52               171%               72              111%               92              103%
        53               164%               73              109%               93              102%
        54               157%               74              107%               94              101%

        55               150%               75              105%               95              101%
        56               146%               76              105%               96              101%
        57               142%               77              105%               97              101%
        58               138%               78              105%               98              101%
        59               134%               79              105%               99              101%

In the event the policy owner has a substandard rating, the above percentages will differ.

                       APPLICABLE PERCENTAGE OF CASH VALUE
                          CASH VALUE ACCUMULATION TEST

     ATTAINED         PERCENTAGE         ATTAINED        PERCENTAGE         ATTAINED        PERCENTAGE
       AGE           OF CASH VALUE         AGE          OF CASH VALUE         AGE          OF CASH VALUE
---------------- -------------------- ------------- -------------------- --------------- ------------------
        16              708.43%             44             292.29%             72             141.69%
        17              687.69%             45             283.37%             73             139.10%
        18              667.85%             46             274.79%             74             136.66%
        19              648.73%             47             266.55%             75             134.38%

        20              630.14%             48             258.61%             76             133.56%
        21              611.94%             49             250.98%             77             132.83%
        22              594.06%             50             243.65%             78             132.18%
        23              576.45%             51             236.59%             79             131.58%
        24              559.07%             52             229.82%             80             131.04%
        25              541.95%             53             223.34%             81             130.55%

        26              525.08%             54             217.13%             82             130.12%
        27              508.52%             55             211.19%             83             127.37%
        28              492.32%             56             205.51%             84             124.75%
        29              476.49%             57             200.06%             85             122.27%
        30              461.08%             58             194.84%             86             119.90%

        31              446.10%             59             189.84%             87             117.63%
        32              431.57%             60             185.03%             88             115.44%
        33              417.50%             61             180.43%             89             113.31%
        34              403.89%             62             176.02%             90             112.35%
        35              390.73%             63             171.81%             91             111.38%

        36              378.03%             64             167.80%             92             110.38%
        37              365.79%             65             163.98%             93             109.32%
        38              354.01%             66             160.34%             94             108.18%
        39              342.67%             67             156.86%             95             106.94%
        40              331.77%             68             153.54%             96             105.62%

        41              321.30%             69             150.37%             97             104.27%
        42              311.24%             70             147.33%             98             102.99%
        43              301.57%             71             144.44%             99             100.00%

In the event the policy owner has a substandard rating, the above percentages will differ.

CHANGES IN THE DEATH BENEFIT OPTION

After the first policy year, the policy owner may elect to change the death benefit option under the policy from either Option 1 to Option 2, or from Option 2 to Option 1. Initial elections to Option 3 are irrevocable and may not be changed.

Only one change of death benefit option is permitted per policy year. The effective date of a change will be the monthly anniversary date following the date the change is approved by Nationwide.

In order for any change in the death benefit option to become effective, the cash surrender value after a change must be sufficient to keep the policy in force for at least three months.

Nationwide will adjust the specified amount so that the net amount at risk remains constant before and after the death benefit option changes. A change in death benefit option will not be permitted if it results in the specified amount being reduced to an amount in which the total premiums paid exceed the premium limit required by state law to qualify the policy as a contract for life insurance.

MAXIMUM DEATH BENEFIT


For polices issued after the later of May 1, 2002 or the date Nationwide is authorized to issue policies with a Maximum Death Benefit within the policy owner's state, Nationwide reserves the right to limit the amount of insurance under any certificate to the Maximum Death Benefit. Currently, the Maximum Death Benefit is equal to the sum of the cash value and $8,000,000. The Maximum Death Benefit may be increased at Nationwide's sole discretion.

The death benefit will be calculated on the monthly anniversary and upon the death of the insured. If the calculation exceeds the Maximum Death Benefit, Nationwide reserves the right to pay to the policy owner a pre-death distribution to reduce the Cash Value so that the death benefit will not exceed $7,200,000 plus the cash value. If death benefit Option 3 is applicable and the accumulated premium account is greater than the Cash Value, Nationwide reserves the right to reduce the amount previously credited to the accumulated premium account to an amount equal to 90% of the Cash Value immediately before the distribution. The accumulated premium account will not become less that zero because of a pre-death distribution.

The Maximum Death Benefit may, under certain circumstances, curtail the flexibility that the policy affords policy owners. For example, the policy's cash value may increase at a rate that outpaces the ratio of cash value to life insurance permitted under the Internal Revenue Code (see "Tax Matters"). In some instances, Nationwide and the policy owner may address this situation by increasing the specified amount of insurance so that the policy's ratio of cash value to life insurance is readjusted to comply with the tax code definition. If, however, an increase in the specified amount would cause the death benefit to exceed the Maximum Death Benefit, then this method of achieving compliance with the tax code definition of life insurance may not be available.

Nationwide will notify the policy owner that a pre-death distribution and/or a reduction in the accumulated premium account has been generated. Such notice shall be sent no later than thirty days after the event. Taxes arising from the pre-death distribution, if any, are the responsibility of the policy owner. Policy Owners are urged to confer with their tax advisers regarding tax implications of receiving a pre-death distribution prior to the purchase of this policy.


PROCEEDS PAYABLE ON DEATH


The actual death proceeds payable on the insured's death will be the death benefit as described above, less any policy indebtedness and less any unpaid policy charges. Under certain circumstances, the death proceeds may be adjusted (see "Incontestability," "Error in Age," and "Suicide"). Also, policies to which an additional surrender payment applies at the time the death proceeds become payable may receive death proceeds in excess of the amount calculated under the Death Benefits section. The amount of additional death proceeds, if any, will be based on the amount of the additional surrender payment in effect at the time that death proceeds become payable (See "Cash Surrender Value - Other Amounts Payable at Surrender").


INCONTESTABILITY

Nationwide will not contest payment of the death proceeds based on the initial specified amount after the policy has been in force during the insured's lifetime for 2 years from the policy date. For any increase in specified amount requiring evidence of insurability, Nationwide will not contest payment of the death proceeds based on such an increase after it has been in force during the insured's lifetime for 2 years from its effective date.

ERROR IN AGE

If the age of the insured has been misstated, the affected benefits will be adjusted. The amount of the death benefit will be (1) multiplied by (2) and then the result added to or subtracted form (3), where:

   (1) is the amount of the death benefit at the time of the insured's death reduced by the amount of the cash value at the time of the insured's death;

   (2) is the ratio of the monthly cost of insurance applied in the policy month of death and the monthly cost of insurance that should have been applied at the true age in the policy month of death; and

   (3)  is the cash value at the time of the insured's death.

SUICIDE


If the insured dies by suicide, while sane or insane, within 2 years from the policy date, Nationwide will pay no more than the sum of the premiums paid, less any indebtedness and partial surrenders. If the insured dies by suicide, while sane or insane, within 2 years from the date Nationwide accepts an application for an increase in the specified amount, Nationwide will pay no more than the death benefit associated with the initial specified amount, plus the Cost of Insurance Charges associated with the increase in specified amount.


MATURITY PROCEEDS

The maturity date is the policy anniversary on or next following the insured's 100th birthday. If the policy is still in force, maturity proceeds are payable to the policy owner on the maturity date. Maturity proceeds are equal to the amount of the policy's cash value, less any indebtedness.

RIGHT OF CONVERSION

The policy owner may at any time, upon written request to Nationwide within 24 months of the policy date, make an irrevocable, one-time election to transfer all sub-account cash value to the fixed account. The right of conversion is subject to state availability.

GRACE PERIOD

If the cash surrender value on a monthly anniversary date is not sufficient to cover the current policy charges, a grace period of 61 days from the monthly anniversary date will be allowed for the payment of a premium of at least three times the current monthly deduction. Nationwide will send the policy owner a notice at the start of the grace period, at the address in the application or another address specified by the policy owner, stating the amount of premium required. If sufficient premium is not received by Nationwide by the end of the grace period, the policy will lapse without value. If death proceeds become payable during the grace period, Nationwide will pay the death proceeds.

REINSTATEMENT

If the grace period ends and the policy owner has neither paid the required premium nor surrendered the policy for its cash surrender value, the policy owner may reinstate the policy by:

   (1) submitting a written request at any time within 3 years after the end of the grace period and prior to the maturity date;

   (2)  providing evidence of insurability satisfactory to Nationwide;

   (3) paying sufficient premium to cover all policy charges that were due and unpaid during the grace period;

   (4) paying sufficient premium to keep the policy in force for 3 months from the date of reinstatement; and

   (5) paying or reinstating any indebtedness against the policy which existed at the end of the grace period.

The effective date of a reinstated policy will be the monthly anniversary date on or next following the date the application for reinstatement is approved by Nationwide. If the policy is reinstated, the cash value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the cash value at the end of the grace period.

Amounts will be allocated based on the fund allocation factors in effect at the start of the grace period, unless the policy owner provides otherwise.


TAX MATTERS

POLICY PROCEEDS

Section 7702 of the Internal Revenue Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. Nationwide will monitor compliance with these tests. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a policy are generally excludable from gross income of the beneficiary under Section 101 of the Internal Revenue Code. However, if the policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary's gross income.

Section 7702A of the Internal Revenue Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums (see "Information about the Policies").

As a general rule, distributions from a life insurance policy (other than a modified endowment contract) during the life of the insured are treated as the non-taxable return of premium, to the extent of premiums previously paid. For this purpose, dividends that are used to purchase riders are treated as distributions; dividends that are used to purchase paid-up additions or to reduce premiums are not treated as distributions. Aggregate amounts distributed in excess of aggregate premiums paid are generally treated as taxable ordinary income. A loan from a life insurance policy that is not a modified endowment contract generally is not treated as a taxable distribution. However, if the total loan is not repaid and is forgiven (such as if the life insurance policy lapses or is surrendered), then the amount of the outstanding loan balance is treated as a distribution to the policy owner and may be treated as ordinary income in whole or in part.

The Internal Revenue Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals). Under these special rules, such transactions are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2, disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Internal Revenue Code. Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual," as that term is defined in the Internal Revenue Code, are treated as death proceeds and are subject to the death benefit rules of Section 101 of the Internal Revenue Code described above.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. If the policy is not issued as a modified endowment contract, Nationwide will monitor premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Internal Revenue Code. The policy owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment, or may become subject to a new 7 year testing period as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Internal Revenue Code.

In addition to meeting the tests required under Section 7702, Section 817(h) of the Internal Revenue Code requires that the investments of separate accounts, such as the variable account, be adequately diversified. Regulations under 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner.

If the failure to diversify is not corrected in this manner, the policy owner will be deemed to be the owner of the underlying securities and taxed on the earnings of his or her account.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

Nationwide will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the sub-account investments to remain in compliance.

A total surrender or cancellation of the policy by lapse or the maturity of the policy on its maturity date may have adverse tax consequences. If the amount received by the policy owner plus total policy indebtedness exceeds the premiums paid into the policy, then the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

WITHHOLDING

Distributions of income from a life insurance policy (including a modified endowment contract) are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from a contract may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the income that is distributed. The mandatory backup withholding may arise if no taxpayer identification number is provided to Nationwide, or if the IRS notifies Nationwide that back-up withholding is required.

ESTATE AND GENERATION-SKIPPING TRANSFER TAXES

State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.

The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 2002, an estate of less than $1,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

When the insured dies, the death benefit will generally be included in such insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

If the policy owner (whether or not he or she is the insured) transfers ownership of the policy to another person, such transfer may be subject to a federal gift tax. In addition, if such policy owner transfers the policy to someone two or more generations younger than the policy owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy. Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the death proceeds at the death of the insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the death proceeds and pay them directly to the IRS as the GSTT liability. The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the policy owner should consult with counsel and other competent advisers regarding these taxes.

NON-RESIDENT ALIENS

Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. Nationwide is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to Nationwide sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. In addition, the NRA must obtain an individual taxpayer identification number from the IRS, and furnish that number to Nationwide prior to the distribution. If Nationwide does not have the proper proof of citizenship or residency and a proper individual taxpayer identification number prior to any distribution, Nationwide will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to Nationwide that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includable in the recipient's gross income for United States federal income tax purposes, any such distributions may be subject to back-up withholding at the statutory rate if no taxpayer identification number, or an incorrect taxpayer identification number, is provided.

SPECIAL CONSIDERATIONS FOR CORPORATIONS

Section 264 of the Internal Revenue Code imposes numerous limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance polcies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the cash surrender value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.

DUE TO THE COMPLEXITY OF THESE RULES, AND BECAUSE THEY ARE AFFECTED BY THE FACTS AND CIRCUMSTANCES OF THE INSURED, THE INSURED SHOULD CONSULT WITH LEGAL AND TAX COUNSEL AND OTHER COMPETENT ADVISERS REGARDING THESE MATTERS.

Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. These cases are in various stages of the appellate process. Corporations should consider, in consultation with tax professionals familiar with these matters, the impact of these decisions on the corporation's intended use of the policy. (For examples see, Winn-Dixie Stores, Inc. v. Commissioner of Internal Revenue (11th Cir., 2001); American Elec. Power, Inc. v. United States (S.D. Ohio 2001); and IRS v. CM Holdings, Inc. (D. Del. 2000)).

TAXATION OF NATIONWIDE

Nationwide is taxed as a life insurance company under the Internal Revenue Code. Since the variable account is not a separate entity from Nationwide and its operations form a part of Nationwide, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the variable account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

Nationwide does not initially expect to incur any federal income tax liability that would be chargeable to the variable account. Based upon these expectations, no charge is currently being made against the variable account for federal income taxes. If, however, Nationwide determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the variable account.

Nationwide may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES

The foregoing discussion, which is based on Nationwide's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.

The Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If the policy owner, insured, or beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice, you should consult your independent legal, tax and/or financial adviser.


STATE REGULATION

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Nationwide's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

REPORTS TO POLICY OWNERS

Nationwide will mail to the policy owner at the last known address of record:

- an annual statement containing: the amount of the current death benefit, cash value, cash surrender value, premiums paid, monthly charges deducted, amounts invested in the fixed account and the sub-accounts, and policy indebtedness;

- annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account; and

- statements of significant transactions, such as changes in specified amount, changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

ADVERTISING

Nationwide is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.


On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide's parent company, Nationwide Life Insurance Company ("Nationwide Life"), was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 5, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of plan trustees who purchased variable annuities to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide Life which invested in mutual funds that were offered by separate mutual fund companies; that Nationwide Life was a fiduciary under ERISA and that Nationwide Life breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide Life; and that Nationwide Life violated ERISA by replacing many of the mutual funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid more in revenue sharing. The amended complaint seeks disgourgement of fees by Nationwide Life and other unspecified compensatory damages. On November 15, 2001, Nationwide Life filed a motion to dismiss the amended complaint, which has not been decided. On December 3, 2001, the plaintiffs filed a motion for class certification. On January 15, 2002, the plaintiffs filed a response to Nationwide Life's motion to dismiss the amended complaint. On February 22, 2002, Nationwide Life filed a reply in support of its motion to dismiss. The class has not been certified. Nationwide Life intends to defend this lawsuit vigorously.


There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.


INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The financial statements of Nationwide VL Separate Account - C and Nationwide Life and Annuity Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.



REGISTRATION STATEMENT


Nationwide has filed a registration statement with the SEC under the Securities Act of 1933, as amended, for the policies discussed in this prospectus. However, the prospectus does not contain all the information included in the registration statement. The registration statement may also contain amendments and exhibits that are not included in the prospectus. The prospectus is meant to be a summary and explanation of the policy, which is the legal binding instrument for the policies. Please refer to the policy for additional information.


DISTRIBUTION OF THE POLICIES

The policies will be sold by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD"). The policies will be distributed by the general distributor, NISC. NISC was organized as an Oklahoma corporation on March 19, 1974. NISC is a wholly owned subsidiary of Nationwide Life Insurance Company and a member of the NASD.

NISC acts as general distributor for the following separate accounts, all of which are separate investment accounts of Nationwide or its affiliates:


  -   Nationwide Multi-Flex Variable Account;
  -   Nationwide Variable Account;
  -   Nationwide Variable Account-II;
  -   Nationwide Variable Account-5;
  -   Nationwide Variable Account-4;
  -   Nationwide Variable Account-6;
  -   Nationwide Variable Account-7;
  -   Nationwide Variable Account-8;
  -   Nationwide Variable Account-9;
  -   Nationwide Variable Account-10;
  -   Nationwide VLI Separate Account-2;
  -   Nationwide VLI Separate Account-3
  -   Nationwide VLI Separate Account-4;
  -   Nationwide VLI Separate Account-5;
  -   Nationwide VA Separate Account-A;
  -   Nationwide VA Separate Account-B;
  -   Nationwide VA Separate Account-C;
  -   Nationwide VL Separate Account-B;
  -   Nationwide VL Separate Account-C; and
  -   Nationwide VL Separate Account-D.



First year commission payments made by Nationwide on the sale of these policies distributed by NISC will not exceed 55% of target premium plus 8% of any excess premium payments in year one and 25% of target premium plus 5% on the excess premium in years two through four. Gross renewal commissions paid at the beginning of policy year five and beyond by Nationwide will not exceed greater of 5% of target premium plus 5% on the excess premium or an annual effective rate of 0.20%, paid quarterly, of the cash value as of the end of the prior quarter. Expense allowances may be available.


No underwriting commissions have been paid by Nationwide to NISC.

NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND OFFICERS


The following is a list of Directors and Officers of NISC.

Joseph J. Gasper, Director and Chairman of the Board
Richard A. Karas, Director and Vice Chairman
Mark A. Thresher, Director and Senior Vice President and Treasurer
Duane C. Meek, President
Robert A. Oakley, Executive Vice President-Chief Financial Officer
Robert J. Woodward, Jr., Executive Vice President-Chief Investment Officer Barbara J. Shane, Vice President-Compliance Officer
Alan A. Todryk, Vice President-Taxation
Carol L. Dove, Associate Vice President-Treasury Services and Assistant
     Treasurer
Glenn W. Soden, Associate Vice President and Secretary
John F. Delaloye, Assistant Secretary
E. Gary Berndt, Assistant Treasurer
Terry C. Smetzer, Assistant Treasurer


The business address of the Directors and Officers listed above is One Nationwide Plaza, Columbus, Ohio 43215.

ADDITIONAL INFORMATION ABOUT NATIONWIDE

The life insurance business, including annuities, is the only business in which Nationwide is engaged.

Nationwide markets its policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms. Nationwide serves as depositor for the following separate investment accounts, each of which is a registered investment company:

-   Nationwide VL Separate Account-B;
-   Nationwide VL Separate Account-C;
-   Nationwide VL Separate Account-D;
-   Nationwide VA Separate Account-A;
-   Nationwide VA Separate Account-B;
-   Nationwide VA Separate Account-C; and
-   Nationwide VA Separate Account-D.

Nationwide, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

Nationwide operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, Nationwide shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

Nationwide does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. Nationwide shares its home office, other facilities and equipment with Nationwide Mutual Insurance Company.

COMPANY MANAGEMENT

Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide group of companies. The companies listed above have substantially common boards of directors and officers.

Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide. NFS serves as a holding company for other financial institutions. Nationwide is the sole owner of Nationwide Life and Annuity Insurance Company.


Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of the Nationwide group of companies. The business address of the directors and officers listed below is One Nationwide Plaza, Columbus, Ohio 43215.

W. G. JURGENSEN has been Chief Executive Officer of Nationwide since August 2000, Chief Executive Officer-Elect from May to August 2000 and a Director of Nationwide since May 2000. Previously, he was Executive Vice President of Bank One Corporation from 1998 to 2000. Mr. Jurgensen was Executive Vice President of First Chicago NBD Corporation and Chairman of FCC National Bank from 1996 to 1998. Mr. Jurgensen has been with Nationwide for 2 years.

JOSEPH J. GASPER has been President and Chief Operating Officer and a Director of Nationwide since April 1996. Previously, he was Executive Vice President-Property and Casualty Operations of Nationwide from April 1995 to April 1996. He was Senior Vice President-Property and Casualty Operations of Nationwide from September 1993 to April 1995. Prior to that time, Mr. Gasper held various management positions with the Nationwide companies. Mr. Gasper has been with Nationwide for 35 years.

GALEN R. BARNES has been a Director of Nationwide since May 2001. He served as President of Nationwide Insurance Enterprise from April 1996 to April 1999. He was Director and Vice Chairman of the Wausau Insurance Companies, a Nationwide affiliate, from September 1996 to December 1998; and Director, President and Chief Operating Officer from May 1993 to September 1996. Mr. Barnes was Senior Vice President of Nationwide from May 1993 to April 1996. Prior to that time, Mr. Barnes held several positions within Nationwide. Mr. Barnes has been with Nationwide for 25 years.

RICHARD D. HEADLEY has been Executive Vice President of Nationwide since July 2000. Previously, he was Executive Vice President-Chief Information Technology Officer of Nationwide from August 1999 to August 2000, and Senior Vice President-Chief Information Technology Officer of Nationwide from October 1997 to May 1999. Prior to that time, Mr. Headley was Chairman and Chief Executive Officer of Banc One Services Corporation from 1992 to October 1997. Mr. Headley has been with Nationwide for 4 years.

MICHAEL S. HELFER has been Executive Vice President-Corporate Strategy of Nationwide since August 2000. He has been a Director of Nationwide since May 2001. Prior to that time, Mr. Helfer was a partner with Wilmer, Cutler and Pickering from 1978 to October 2000. Mr. Helfer has been with Nationwide for 2 years.

DONNA A. JAMES has been Executive Vice President-Chief Administrative Officer of Nationwide since July 2000 and a Director of Nationwide since May 2001. Ms. James was Senior Vice President-Chief Human Resources Officer from May 1999 to July 2000 and Senior Vice President-Human Resources of Nationwide from December 1997 to May 1999. Previously, she was Vice President-Human Resources of Nationwide from July 1996 to December 1997. Previously, Ms. James was Vice President-Assistant to the CEO of Nationwide from March 1996 to July 1996 and Associate Vice President-Assistant to the CEO from May 1994 to March 1996. Prior to that time, Ms. James held several positions within Nationwide. Ms. James has been with Nationwide for 20 years.

MICHAEL C. KELLER has been Executive Vice President-Chief Information Officer of Nationwide since June 2001. Prior to that time, Mr. Keller was Senior Vice President of Bank One from January 1998 to June 2001, and held various management positions with IBM from July 1982 to December 1997. Mr. Keller has been with Nationwide for 1 year.

ROBERT A. OAKLEY has been Executive Vice President-Chief Financial Officer of Nationwide since April 1995 and a Director of Nationwide since May 2001. Previously, he was Senior Vice President-Chief Financial Officer of Nationwide from October 1993 to April 1995. Prior to that time, Mr. Oakley held several positions within Nationwide. Mr. Oakley has been with Nationwide for 26 years.

ROBERT J. WOODWARD, JR. has been Executive Vice President-Chief Investment Officer of Nationwide since August 1995 and a Director of Nationwide since May 2001. Previously, he was Senior Vice President-Fixed Income Investments of Nationwide from March 1991 to August 1995. Prior to that time, Mr. Woodward held several positions within Nationwide. Mr. Woodward has been with Nationwide for 37 years.

JOHN R. COOK, JR. has been Senior Vice President-Chief Communications Officer of Nationwide since May 1997. Previously, Mr. Cook was Senior Vice President-Chief Communications Officer of USAA from July 1989 to May 1997. Mr. Cook has been with Nationwide for 5 years.

DAVID A. DIAMOND has been Senior Vice President-Corporate Strategy since December 2000. Previously, he was Senior Vice President-Corporate Controller of Nationwide from August 1999 to December 2000. He was Vice President-Controller of Nationwide from October 1993 to August 1996. Prior to that time, Mr. Diamond held several positions within Nationwide. Mr. Diamond has been with Nationwide for 13 years.

PHILIP C. GATH has been Senior Vice President-Chief Actuary-Nationwide Financial since May 1998. Previously, Mr. Gath was Vice President-Product
Manager-Individual Variable Annuity from July 1997 to May 1998, and Vice President-Individual Life Actuary




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

from August 1989 to July 1997. Prior to that time, Mr. Gath held several positions within Nationwide. Mr. Gath has been with Nationwide for 33 years.

PATRICIA R. HATLER has been Senior Vice President, General Counsel and Secretary of Nationwide since April 2000, and was Senior Vice President and General Counsel from July 1999 to April 2000. Prior to that time, she was General Counsel and Corporate Secretary of Independence Blue Cross from 1983 to July 1999. Ms. Hatler has been with Nationwide for 3 years.

DAVID K. HOLLINGSWORTH has been Senior Vice President-President Nationwide Insurance Sales since August 2001. Mr. Hollingsworth has been with Nationwide for 12 years.

DAVID R. JAHN has been Senior Vice President-Product Management since November 2000. Mr. Jahn has been with Nationwide for 30 years.

RICHARD A. KARAS has been Senior Vice President-Sales-Financial Services of Nationwide since March 1993. Previously, he was Vice President-Sales-Financial Services of Nationwide from February 1989 to March 1993. Prior to that time, Mr. Karas held several positions within Nationwide. Mr. Karas has been with Nationwide for 37 years.

GREGORY S. LASHUTKA has been Senior Vice President-Corporate Relations of Nationwide since January 2000. Prior to that time, he was Mayor of the City of Columbus (Ohio) from January 1992 to December 1999. Mr. Lashutka has been with Nationwide for 2 years.

EDWIN P. MCCAUSLAND, JR. has been Senior Vice President-Fixed Income Securities since April 1998. Prior to joining Nationwide, he was Vice President-Managing Director of Massachusetts Life Insurance Company. Mr. McCausland has been with Nationwide for 5 years.

ROBERT H. MCNAGHTEN has been Senior Vice President-Real Estate Investments since November 2001. Prior to joining Nationwide in 1987 he was Executive Vice President with Buckeye Federal Savings & Loan. Mr. McNaghten has been with Nationwide for 15 years.

MICHAEL D. MILLER has been Senior Vice President-NI Finance since May 2001. Prior to joining Nationwide in 1985 he was P/C Accounting Manager with Celina Group. Mr. Miller has been with Nationwide for 17 years.

BRIAN W. NOCCO has been Senior Vice President and Treasurer of Nationwide since April 2001. Prior to that time, he was Executive Vice President of Imperial Bank and subsidiaries from May 1998 to June 2001. He was Senior Vice President-Chief Compliance Officer with The Chubb Corporation from 1994 to 1998 and Treasurer and Vice President-Finance of Continental Bank Corporation from 1986 to 1994. From 1974 to 1986 he held management positions in several companies. Mr. Nocco has been with Nationwide for 1 year.

MARK D. PHELAN has been Senior Vice President-Technology and Operations of Nationwide since December 2000. Prior to that time, he was Executive Vice President of Check Free Corporation from October 1992 to November 1997, Sales Vice President of AT&T Corporation from February 1982 to November 1992, and Operations Manager with IBM Corporation from April 1977 to February 1982. Mr. Phelan has been with Nationwide for 2 years.

DOUGLAS C. ROBINETTE has been Senior Vice President-Claims since November 2000. Prior to joining Nationwide, he was a CPA with KPMG LLP. Mr. Robinette has been with Nationwide for 15 years.

JOHN S. SKUBIK has been Senior Vice President-Strategic Initiatives since November 2001. Prior to joining Nationwide in 2001, Mr. Skubik was an Executive Vice President with Bank One.

MARK R. THRESHER has been Senior Vice President-Finance-Nationwide Financial since May 1999. Previously, he was Vice President-Controller of Nationwide from August 1996 to May 1999. He was Vice President and Treasurer of Nationwide from June 1996 to August 1996. Prior to that time, Mr. Thresher served as a partner with KPMG LLP from July 1988 to May 1996. Mr. Thresher has been with Nationwide for 6 years.

RICHARD M. WAGGONER has been Senior Vice President-Operations since August 1999. Mr. Waggoner has been with Nationwide for 18 years.

SUSAN A. WOLKEN has been Senior Vice President-Product Management and Nationwide Financial Marketing since May 1999. Previously, she was Senior Vice President-Life Company Operations of Nationwide from June 1997 to May 1999. She was Senior Vice President-Enterprise Administration of Nationwide from July 1996 to June 1997. Prior to that time, she was Senior Vice President-Human Resources of Nationwide from April 1995 to July 1996, Vice President-Human Resources of Nationwide from September 1993 to April 1995, and Vice President-Individual Life and Health Operations from September 1993 to April 1995. Ms. Wolken has been with Nationwide for 27 years.





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
APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.


     AMERICAN CENTURY VP BALANCED
     Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and the remainder in fixed income securities. The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation.

     AMERICAN CENTURY VP CAPITAL APPRECIATION (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999)
     Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.
     The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.

     AMERICAN CENTURY VP INCOME & GROWTH
     Investment Objective: Capital growth. The Fund seeks to achieve its investment objective by investing in common stocks. Income is a secondary objective. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. The Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL
     Investment Objective: Capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund managers intend to keep the Fund essentially fully invested regardless of the movement of the market generally.

     AMERICAN CENTURY VP ULTRA FUND: CLASS I
     Investment Objective: Capital growth by investing in common stocks of growing companies. The basis of the strategy used by the Fund is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. This strategy looks for stocks of large companies with earnings and revenues that are not only growing, but growing at a successively faster or accelerating pace. Although most of the Fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the Fund can invest in foreign companies. Most of the Fund's foreign investments are in companies located and doing business in developed countries.

     AMERICAN CENTURY VP VALUE
     Investment Objective: Long-term capital growth; income is a secondary objective. The managers look for companies whose stock prices are less than they believe the company is worth. The managers attempt to purchase the stock of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total assets in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the Fund may invest a portion of its assets in equity securities, including common and preferred stock, convertible preferred stock and convertible debt securities.


CREDIT SUISSE TRUST
The Credit Suisse Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by Credit Suisse Asset Management, LLC ("Credit Suisse").

     GLOBAL POST-VENTURE CAPITAL PORTFOLIO
     Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of a restructuring or recapitalization of the company. The Portfolio will invest in at least three countries including the Unites States.


     INTERNATIONAL FOCUS PORTFOLIO
     Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Credit Suisse have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

     SMALL COMPANY GROWTH PORTFOLIO
     Investment Objective: Capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.

     LARGE CAP VALUE PORTFOLIO (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2000)
     Investment Objective: Total return by investing primarily in equity securities of value companies that may or may not pay dividends.


DREYFUS INVESTMENT PORTFOLIOS
Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

     EUROPEAN EQUITY PORTFOLIO: INITIAL SHARES
     Investment Objective: Long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.


     SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks to match the performance of the Standard & Poor's SmallCap 600 Index. To pursue this goal, the Portfolio invests in a representative sample of stocks included in the S&P SmallCap 600 Index, and in futures whose performance is related to the Index, rather than attempt to replicate the Index. The Portfolio attempts to have a correlation between its performance and that of the Index of at least .95, before expenses. The Portfolio's investments are selected by a "sampling" process based on market capitalization, industry representation and other means. By using this sampling process, the Portfolio typically will not invest in all 600 stocks in the S&P SmallCap 600 Index.


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the Portfolio.

     APPRECIATION PORTFOLIO: INITIAL SHARES
     Investment Objective: Primarily to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.


     GROWTH & INCOME PORTFOLIO: INITIAL SHARES
     Investment Objective: To provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.


FEDERATED INSURANCE SERIES
Federated Insurance Series (the "Trust"), an open-end management investment company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.


     FEDERATED QUALITY BOND FUND II: PRIMARY SHARES
     Investment Objective: Current income by investing in investment grade fixed income securities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.


     VIP EQUITY-INCOME PORTFOLIO:  SERVICE CLASS AND INITIAL CLASS
     Investment Objective: Reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index. Normally invests at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.

     VIP GROWTH PORTFOLIO:  SERVICE CLASS AND INITIAL CLASS
     Investment Objective: Capital appreciation. Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential (often called "growth" stocks).

     VIP HIGH INCOME PORTFOLIO:  SERVICE CLASS AND INITIAL CLASS
     Investment Objective: A high level of current income while also considering growth of capital. Normally invests at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

     VIP OVERSEAS PORTFOLIO:  SERVICE CLASS AND INITIAL CLASS
     Investment Objective: Long-term capital growth. Normally invests at least 65% of total assets in foreign securities, primarily in common stocks.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.
-


     VIP II ASSET MANAGER PORTFOLIO: INITIAL CLASS
     Investment Objective: High total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. Assets are allocated among stocks, bonds, and short-term money market instruments, maintaining a neutral mix over time of 50% of assets in stock, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.

     VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS AND INITIAL CLASS Investment Objective: Long-term capital appreciation. Normally invests primarily in common stocks of companies whose value the Portfolio's investment adviser believes is not fully recognized by the public.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Fidelity Variable Insurance Products Fund III ("VIP III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and its portfolios.


     VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS AND INITIAL CLASS Investment Objective: Capital growth. Normally invests primarily in common stocks, investing in both domestic and foreign issuers. Invests in either "growth" stocks or "value" stocks or both.

     VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital appreciation. The Portfolio pursues its objective by investing primarily in common stocks.

GARTMORE VARIABLE INSURANCE TRUST
Gartmore Variable Insurance Trust (formerly, Nationwide Separate Account Trust) ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore GVIT Emerging Markets Fund and the Gartmore GVIT International Growth Fund. The remaining assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     COMSTOCK GVIT VALUE FUND: CLASS I
     Subadviser: Van Kampen Asset Management, Inc.
     Investment Objective: Capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. Under normal market conditions, Van Kampen Asset Management Inc. seeks to achieve the Fund's investment objective by investing in a portfolio of equity securities, consisting principally of common stocks.

     DREYFUS GVIT MID CAP INDEX FUND: CLASS I
     Subadviser: The Dreyfus Corporation
     Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the Standard & Poor's MidCap 400 Index and in derivative instruments linked to the S&P 400. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

     FEDERATED GVIT HIGH INCOME BOND FUND:
     CLASS I
     Subadviser: Federated Investment Counseling
     Investment Objective: To provide high current income. Under normal conditions, the Fund invests at least 80% of the Fund's net assets in corporate bonds that are rated BBB or lower by a rating agency or that are unrated but of comparable quality. Such funds are commonly referred to as "junk bonds."

     GARTMORE GVIT EMERGING MARKETS FUND:
     CLASS I
     Subadviser: Gartmore Global Partners
     Investment Objective: Long term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market or developing countries or that derive a significant portion of their earnings or revenue from emerging market countries.

     GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS III
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the financial services sector. These companies will be economically tied to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS III
     Investment Objective: Long-term capital appreciation. To achieve its objective, the Fund normally invests at least 80% of its assets in equity securities issued by U.S. and foreign companies engaged in the development, production, or distribution of products and services that have a health sciences orientation (those that focus on maintaining or improving one's quality of life). These companies will be economically tied to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I Investment Objective: Long term capital appreciation by investing under normal conditions at least 80% of its net assets in equity securities issued by companies with business operations in technology and communications and/or technology and communication related industries. These companies will be tied economically to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GLOBAL UTILITIES FUND:
     CLASS III
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the utilities sector. These companies will be economically tied to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GOVERNMENT BOND FUND:
     CLASS I
     Investment Objective: Seeks as high a level of income as is consistent with the preservation of capital. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills and notes. The duration of the Fund will typically be four to six years.

     GARTMORE GVIT GROWTH FUND: CLASS I
     Investment Objective: Long-term capital appreciation. The Fund invests primarily in large capitalization companies. The Fund looks for companies whose earnings are expected to grow faster than other companies in the market.




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

GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I
Subadviser: Gartmore Global Partners
Investment Objective: Long term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries.

GARTMORE GVIT INVESTOR DESTINATIONS FUNDS

     GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND
     Investment Objective: To maximize total investment return by seeking income and, secondarily, long term growth of capital. The Fund invests in a target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S. stocks, 5% international stocks, 35% bonds, and 45% short-term investments.

     GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND
     Investment Objective: To maximize total investment return by seeking income and, secondarily, growth of capital. The Fund invests in a target allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S. stocks, 10% international stocks, 35% bonds, and 25% short-term investments.

     GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND
     Investment Objective: To maximize total investment return by seeking growth of capital and income. The Fund invests in a target allocation mix of 30% large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S. stocks, 15% international stocks, 25% bonds, and 15% short-term investments.

     GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND Investment Objective: To maximize total investment return primarily by seeking growth of capital, but also income. The Fund invests in a target allocation mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5% short-term investments.

     GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND
     Investment Objective: To maximize total investment return primarily by seeking growth of capital. The Fund invests in a target allocation mix of 40% large cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S. stocks, 30% international funds, and 5% bonds.

     GARTMORE GVIT MONEY MARKET FUND: CLASS I
     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market obligations maturing in 397 days or less.

     GARTMORE GVIT NATIONWIDE LEADERS FUND: CLASS I
     Investment Objective: High total return from a concentrated portfolio of U.S. securities. To achieve its objective, the Fund typically invests at least 80% of its net assets in equity securities, primarily in common stocks and convertible securities of U.S. leaders. A U.S. leader is a company with a strong and improving franchise that is well positioned to take advantage of opportunities in the marketplace. The Fund typically invests in a core group of 20 to 30 common stocks of large capitalization companies.

     GARTMORE GVIT TOTAL RETURN FUND: CLASS I
     Investment Objective: Seeks total return through a flexible combination of capital appreciation and current income. The Fund invests primarily in common stocks and convertible securities.

     GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS III
     Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities of U.S. growth leaders. The Fund will invest in companies whose earnings are expected to grow faster than other companies in the market. The Fund typically invests in a core group of 20 to 30 common stocks of large capitalization companies.

     GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS I
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located throughout the world considered to be leaders.

     GVIT SMALL CAP GROWTH FUND: CLASS I
     Subadvisers: Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC and Waddell & Reed Investment Management Company
     Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal conditions, the Fund will invest at least 80% of its net assets in the equity securities of small cap companies.

     GVIT SMALL CAP VALUE FUND: CLASS I
     Subadviser: The Dreyfus Corporation
     Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index. The Fund will invest in stocks of U.S. and foreign companies which the portfolio managers believe qualify as "value" companies.

     GVIT SMALL COMPANY FUND: CLASS I
     Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Gartmore Global Partners, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company
     Investment Objective: Long-term growth of capital. Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities issued by small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

     J.P. MORGAN GVIT BALANCED FUND: CLASS I
     Subadviser: J.P. Morgan Investment Management, Inc.
     Investment Objective: A high total return from a diversified portfolio of equity and fixed income securities. Under normal conditions, the Fund invests approximately 50% of its net assets in equity securities and 30% of its net assets in fixed income securities (including U.S. government corporate, mortgage-backed and asset-backed securities). The equity securities held by the Fund generally are common stocks of large and medium sized companies included in the Standard & Poor's 500 Index.

     MAS GVIT MULTI SECTOR BOND FUND: CLASS I
     Subadviser: Miller, Anderson & Sherrerd, LLP
     Investment Objective: Primarily seeks above average total return over a market cycle of three to five years. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities.

     NATIONWIDE GVIT STRATEGIC VALUE FUND: CLASS I (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2000)
     Subadviser: Strong Capital Management Inc.
     Investment Objective: Primarily long-term capital appreciation. The Fund invests primarily in common stocks of medium and large-size companies. The subadviser selects stocks of companies that have attractive growth prospects, but are believed to be underpriced. To a limited extent, the Fund may also invest in foreign securities.

     STRONG GVIT MID CAP GROWTH FUND: CLASS I
     Subadviser: Strong Capital Management Inc.
     Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by mid capitalization companies.

     TURNER GVIT GROWTH FOCUS FUND: CLASS I (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER JANUARY 25, 2002)
     Subadviser: Turner Investment Partners, Inc.
     Investment Objective: Long term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential. The Fund is non-diversified and typically focuses its investments in a core group of 15 to 30 common stocks.


JANUS ASPEN SERIES
The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.


     GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital. Under normal circumstances, the portfolio invests at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. It implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential.

     INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")
Neuberger Berman AMT is an open-end, diversified management investment company that offers its Portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the Portfolios invested through a two-tier master/feeder structure, whereby each Portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the Portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.


     AMT GROWTH PORTFOLIO
     Investment Objective: Capital growth. The Portfolio pursues this goal by investing mainly in the common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.


     AMT GUARDIAN PORTFOLIO
     Investment Objective: Long-term capital growth, with current income as a secondary objective. The Portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.

     AMT LIMITED MATURITY BOND PORTFOLIO
     Investment Objective: To provide the high level of current income, consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. It seeks to achieve its objectives through investments in a diversified portfolio of limited maturity debt securities. The Portfolio invests in securities which are at least investment grade and does not invest in junk bonds.

     AMT MID-CAP GROWTH PORTFOLIO
     Investment Objective: Capital growth. The Portfolio pursues this goal by investing mainly in common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

     AMT PARTNERS PORTFOLIO
     Investment Objective: Capital growth. The Portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer variable account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.



     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA: INITIAL CLASS
     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER BOND FUND/VA: INITIAL CLASS
     Investment Objective: Primarily seeks a high level of current income by investing at least 65% of its total assets in investment grade debt securities, U.S. government securities and money market instruments. Investment grade debt securities would include those rated in one of the four highest ranking categories by any nationally recognized rating organization or if unrated or split-rated (rated investment grade and below investment grade by different rating organizations), determined by OppenheimerFunds, Inc. to be of comparable quality. The Fund may invest up to 35% of its total assets in debt securities rated less than investment grade when consistent with the Fund's investment objectives. The Fund seeks capital growth as a secondary objective when consistent with its primary objective.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA: INITIAL CLASS
     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER GLOBAL SECURITIES FUND/VA: INITIAL CLASS
     Investment Objective: Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special appreciation possibilities. These securities may be considered speculative.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA: INITIAL CLASS
     Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

     OPPENHEIMER MULTIPLE STRATEGIES FUND/VA: INITIAL CLASS
     Investment Objective: Total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.


STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company commonly referred to as a mutual fund. Incorporated in the State of Wisconsin, the Corporation has been authorized to issue shares of common stock and series and classes of series of common stock. The International Stock Fund II and The Strong Discovery Fund II, Inc. ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable life insurance policies and variable annuity contracts. Strong Capital Management, Inc. is the investment advisor to the Funds.


     INTERNATIONAL STOCK FUND II (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999)
     Investment Objective: Capital growth by investing primarily in the equity securities of issuers located outside the United States.

     STRONG DISCOVERY FUND II, INC. (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999)
     Investment Objective: Maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.


STRONG OPPORTUNITY FUND II, INC.
The Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. The Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment adviser for the Fund.

     Investment Objective: Capital appreciation through investments in a diversified portfolio of equity securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. Its Emerging Markets Debt Portfolio is managed by Morgan Stanley Dean Witter Investment Management, Inc.


     EMERGING MARKETS DEBT PORTFOLIO
     Investment Objective: High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Morgan Stanley Investment Management Inc., which does business in certain instances using the name Van Kampen, is the Portfolio's investment adviser.

     MID CAP GROWTH PORTFOLIO (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2002)
     Investment Objective: Long-term capital growth by investing primarily in common stocks and other equity securities of U.S. mid cap companies and, to a limited extent, foreign companies. The adviser selects issues from a universe comprised of mid-cap companies, most with market capitalizations of generally less than $35 billion Morgan Stanley Investment Management Inc., which does business in certain instances using the name Van Kampen, is the Portfolio's investment adviser.

     U.S. REAL ESTATE PORTFOLIO
     Investment Objective: Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts. Morgan Stanley Investment Management Inc., which does business in certain instances using the name Van Kampen, is the Portfolio's investment adviser.


VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.


     WORLDWIDE BOND FUND
     Investment Objective: High total return through a flexible policy of investing globally, primarily in debt securities.

     WORLDWIDE EMERGING MARKETS FUND (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2002)
     Investment Objective: Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2002)
     Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

APPENDIX B: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND DEATH BENEFITS

The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. The illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.

The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks. The guaranteed mortality and expense risk charges for policy years one through four are equivalent to an annual effective rate of 0.75% of the daily net assets value of the variable account. The current mortality and expense risk charges for policy years one through four are equivalent to an annual effective rate of 0.40% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years five through twenty are equivalent to an annual effective rate of 0.25% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years twenty-one and beyond are equivalent to an annual effective rate of 0.10% of the daily net assets of the variable account. In addition, the net investment returns also reflect the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 0.95% of the daily net assets of the variable account. This effective rate is based on the average of the fund expenses, after expense reimbursement, for all underlying mutual fund options available under the policy as of December 31, 2001. Some underlying mutual funds are subject to fee waivers and expense reimbursements. Absent fee waivers and expense reimbursements, the annual effective rate would have been 1.00%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Considering current charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.35%, 4.65% and 10.65% for policy years one through four, and rates of -1.20%, 4.80% and 10.80%, for policy years five through twenty, and rates of -1.05%, 4.95% and 10.95%, for policy years twenty-one and beyond. Considering guaranteed charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.70%, 4.30% and 10.30%, for all policy years.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.

The illustrations also reflect the fact that Nationwide deducts a sales load from each premium payment received guaranteed not to exceed 5.5% of each premium payment for the first seven policy years and 2% thereafter. On a current basis, the sales load is 3.0% of premium payments plus 2.5% of premiums up to the target premium during the first seven policy years, and 0% of all premiums thereafter. Nationwide also deducts a tax expense charge of 3.5%, both current and guaranteed, from all premium payments. The illustrations also reflect the fact that Nationwide deducts a charge for state premium taxes at a rate of 2.25% and for federal tax at a rate of 1.25% (imposed under Section 848 of the Internal Revenue Code) of all premium payments.

In addition, the illustrations reflect the fact that Nationwide deducts a monthly administrative charge at the beginning of each policy month. This monthly administrative expense charge is currently $5 per month and guaranteed not to exceed $10. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed insured's age, smoking classification, rating classification and premium payment requested.

                    $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
               UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                             DEATH BENEFIT OPTION 1
                                 CURRENT VALUES



                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                 CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH      SURRENDER     DEATH        CASH      SURRENDER     DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
--------- ------------ ---------- ----------- ------------- ----------- ----------- ------------ ----------- ------------ ----------
    1       105,000      87,920      87,920      1,703,050     93,355      93,355     1,703,050    98,792       98,792     1,703,050
    2       215,250     174,384      174,384     1,703,050    190,775     190,775     1,703,050    207,822     207,822     1,703,050
    3       331,013     259,748      259,748     1,703,050    292,810     292,810     1,703,050    328,568     328,568     1,703,050
    4       452,563     343,978      343,978     1,703,050    399,647     399,647     1,703,050    462,273     462,273     1,703,050
    5       580,191     427,666      427,666     1,703,050    512,234     512,234     1,703,050    611,221     611,221     1,703,050
    6       714,201     510,299      510,299     1,703,050    630,284     630,284     1,703,050    776,144     776,144     1,891,000
    7       854,911     591,944      591,944     1,703,050    754,005     754,005     1,783,876    957,885     957,885     2,266,226
    8       897,656     580,592      580,592     1,703,050    786,173     786,173     1,806,779   1,055,825   1,055,825    2,426,493
    9       942,539     568,981      568,981     1,703,050    819,600     819,600     1,830,432   1,163,623   1,163,623    2,598,747
   10       989,666     557,063      557,063     1,703,050    854,316     854,316     1,854,922   1,282,231   1,282,231    2,784,027
   11      1,039,150    544,826      544,826     1,703,050    890,389     890,389     1,880,358   1,412,750   1,412,750    2,983,501
   12      1,091,107    532,224      532,224     1,703,050    927,858     927,858     1,906,751   1,556,345   1,556,345    3,198,293
   13      1,145,662    519,240      519,240     1,703,050    966,794     966,794     1,934,139   1,714,341   1,714,341    3,429,659
   14      1,202,945    505,826      505,826     1,703,050   1,007,248   1,007,248    1,962,507   1,888,161   1,888,161    3,678,865
   15      1,263,093    491,795      491,795     1,703,050   1,049,165   1,049,165    1,991,644   2,079,151   2,079,151    3,946,882
   16      1,326,247    477,047      477,047     1,703,050   1,092,570   1,092,570    2,021,547   2,288,924   2,288,924    4,235,123
   17      1,392,560    461,464      461,464     1,703,050   1,137,480   1,137,480    2,052,255   2,519,219   2,519,219    4,545,206
   18      1,462,188    444,876      444,876     1,703,050   1,183,884   1,183,884    2,083,809   2,771,862   2,771,862    4,878,881
   19      1,535,297    427,100      427,100     1,703,050   1,231,776   1,231,776    2,116,267   3,048,836   3,048,836    5,238,088
   20      1,612,062    407,962      407,962     1,703,050   1,281,163   1,281,163    2,149,713   3,352,332   3,352,332    5,625,006
   21      1,692,665    389,441      389,441     1,703,050   1,335,081   1,335,081    2,189,169   3,693,066   3,693,066    6,055,624
   22      1,777,298    370,913      370,913     1,703,050   1,391,825   1,391,825    2,231,541   4,070,062   4,070,062    6,525,613
   23      1,866,163    351,248      351,248     1,703,050   1,450,839   1,450,839    2,275,769   4,485,104   4,485,104    7,035,281
   24      1,959,471    329,925      329,925     1,703,050   1,511,978   1,511,978    2,321,478   4,941,232   4,941,232    7,586,725
   25      2,057,445    306,733      306,733     1,703,050   1,575,304   1,575,304    2,368,673   5,442,400   5,442,400    8,183,352
   26      2,160,317    281,415      281,415     1,703,050   1,640,872   1,640,872    2,417,446   5,992,898   5,992,898    8,829,153
   27      2,268,333    253,721      253,721     1,703,050   1,708,764   1,708,764    2,468,013   6,597,514   6,597,514    9,528,965
   28      2,381,750    223,334      223,334     1,703,050   1,779,047   1,779,047    2,520,645   7,261,415   7,261,415   10,288,348
   29      2,500,837    189,855      189,855     1,703,050   1,851,767   1,851,767    2,575,649   7,990,165   7,990,165   11,113,631
   30      2,625,879    152,810      152,810     1,703,050   1,926,964   1,926,964    2,633,305   8,789,781   8,789,781   12,011,734



(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $5 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. CURRENT VALUES REFLECT A PREMIUM CHARGE OF 9% OF TARGET PREMIUM AND 6.5% OF EXCESS-OF-TARGET PREMIUM FOR THE FIRST 7 YEARS AND 3.5% OF ALL PREMIUM FROM EIGHTH YEAR AND ON.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE

SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
                           UNISEX: NONTOBACCO, AGE 45
                             DEATH BENEFIT OPTION 1
                                GUARANTEED VALUES



                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                 CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH      SURRENDER   DEATH          CASH      SURRENDER     DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
--------- ------------ ---------- ----------- ------------- ----------- ----------- ------------ ----------- ------------ ----------
    1       105,000      81,753      81,753      1,703,050     86,938      86,938     1,703,050    92,127       92,127     1,703,050
    2       215,250     161,911      161,911     1,703,050    177,406     177,406     1,703,050    193,533     193,533     1,703,050
    3       331,013     240,524      240,524     1,703,050    271,617     271,617     1,703,050    305,273     305,273     1,703,050
    4       452,563     317,635      317,635     1,703,050    369,792     369,792     1,703,050    428,525     428,525     1,703,050
    5       580,191     393,261      393,261     1,703,050    472,148     472,148     1,703,050    564,595     564,595     1,703,050
    6       714,201     467,431      467,431     1,703,050    578,938     578,938     1,703,050    714,949     714,949     1,741,903
    7       854,911     540,136      540,136     1,703,050    690,406     690,406     1,703,050    879,024     879,024     2,079,654
    8       897,656     521,190      521,190     1,703,050    711,186     711,186     1,703,050    958,356     958,356     2,202,491
    9       942,539     501,452      501,452     1,703,050    732,222     732,222     1,703,050   1,044,387   1,044,387    2,332,454
   10       989,666     480,800      480,800     1,703,050    753,481     753,481     1,703,050   1,137,615   1,137,615    2,470,030
   11      1,039,150    459,114      459,114     1,703,050    774,946     774,946     1,703,050   1,238,595   1,238,595    2,615,713
   12      1,091,107    436,283      436,283     1,703,050    796,612     796,612     1,703,050   1,347,941   1,347,941    2,770,023
   13      1,145,662    412,188      412,188     1,703,050    818,477     818,477     1,703,050   1,466,323   1,466,323    2,933,482
   14      1,202,945    386,688      386,688     1,703,050    840,538     840,538     1,703,050   1,594,458   1,594,458    3,106,619
   15      1,263,093    359,593      359,593     1,703,050    862,768     862,768     1,703,050   1,733,082   1,733,082    3,289,934
   16      1,326,247    330,642      330,642     1,703,050    885,112     885,112     1,703,050   1,882,930   1,882,930    3,483,925
   17      1,392,560    299,499      299,499     1,703,050    907,487     907,487     1,703,050   2,044,730   2,044,730    3,689,129
   18      1,462,188    265,769      265,769     1,703,050    929,801     929,801     1,703,050   2,219,232   2,219,232    3,906,171
   19      1,535,297    229,008      229,008     1,703,050    951,961     951,961     1,703,050   2,407,219   2,407,219    4,135,751
   20      1,612,062    188,725      188,725     1,703,050    973,883     973,883     1,703,050   2,609,535   2,609,535    4,378,638
   21      1,692,665    144,439      144,439     1,703,050    995,516     995,516     1,703,050   2,827,161   2,827,161    4,635,775
   22      1,777,298     95,628      95,628      1,703,050   1,016,826   1,016,826    1,703,050   3,061,190   3,061,190    4,908,068
   23      1,866,163     41,720      41,720      1,703,050   1,037,791   1,037,791    1,703,050   3,312,842   3,312,842    5,196,484
   24      1,959,471      (*)          (*)          (*)      1,058,357   1,058,357    1,703,050   3,583,366   3,583,366    5,501,869
   25      2,057,445      (*)          (*)          (*)      1,078,408   1,078,408    1,703,050   3,873,943   3,873,943    5,824,975
   26      2,160,317      (*)          (*)          (*)      1,097,764   1,097,764    1,703,050   4,185,661   4,185,661    6,166,606
   27      2,268,333      (*)          (*)          (*)      1,116,181   1,116,181    1,703,050   4,519,491   4,519,491    6,527,620
   28      2,381,750      (*)          (*)          (*)      1,133,350   1,133,350    1,703,050   4,876,278   4,876,278    6,908,963
   29      2,500,837      (*)          (*)          (*)      1,148,933   1,148,933    1,703,050   5,256,863   5,256,863    7,311,844
   30      2,625,879      (*)          (*)          (*)      1,162,626   1,162,626    1,703,050   5,662,353   5,662,353    7,737,927



(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. GUARANTEED VALUES REFLECT A PREMIUM CHARGE OF 9% OF PREMIUM FOR THE FIRST 7 YEARS AND 5.5% OF PREMIUM FROM EIGHTH YEAR AND ON.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
               UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                             DEATH BENEFIT OPTION 2
                                 CURRENT VALUES



                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                 CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH      SURRENDER   DEATH          CASH      SURRENDER     DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
--------- ------------ ---------- ----------- ------------- ----------- ----------- ------------ ----------- ------------ ----------
    1       105,000      87,720      87,720      1,790,770     93,143      93,143     1,796,193    98,568       98,568     1,801,618
    2       215,250     173,741      173,741     1,876,790    190,065     190,065     1,893,114    207,043     207,043     1,910,092
    3       331,013     258,423      258,423     1,961,472    291,290     291,290     1,994,339    326,834     326,834     2,029,884
    4       452,563     341,704      341,704     2,044,754    396,934     396,934     2,099,984    459,059     459,059     2,162,108
    5       580,191     424,122      424,122     2,127,171    507,839     507,839     2,210,889    605,810     605,810     2,308,859
    6       714,201     505,120      505,120     2,208,170    623,609     623,609     2,326,658    767,913     767,913     2,470,962
    7       854,911     584,739      584,739     2,287,788    744,499     744,499     2,447,549    947,047     947,047     2,650,096
    8       897,656     571,261      571,261     2,274,311    773,467     773,467     2,476,517   1,042,202   1,042,202    2,745,251
    9       942,539     557,416      557,416     2,260,466    803,276     803,276     2,506,325   1,147,047   1,147,047    2,850,096
   10       989,666     543,141      543,141     2,246,191    833,897     833,897     2,536,946   1,262,555   1,262,555    2,965,605
   11      1,039,150    528,434      528,434     2,231,483    865,361     865,361     2,568,411   1,389,868   1,389,868    3,092,917
   12      1,091,107    513,241      513,241     2,216,290    897,650     897,650     2,600,699   1,530,195   1,530,195    3,233,244
   13      1,145,662    497,553      497,553     2,200,603    930,786     930,786     2,633,836   1,684,923   1,684,923    3,387,972
   14      1,202,945    481,322      481,322     2,184,372    964,755     964,755     2,667,804   1,855,501   1,855,501    3,615,231
   15      1,263,093    464,301      464,301     2,167,350    999,333     999,333     2,702,382   2,043,146   2,043,146    3,878,532
   16      1,326,247    446,377      446,377     2,149,427   1,034,425   1,034,425    2,737,475   2,249,284   2,249,284    4,161,780
   17      1,392,560    427,423      427,423     2,130,472   1,069,912   1,069,912    2,772,961   2,475,590   2,475,590    4,466,490
   18      1,462,188    407,244      407,244     2,110,294   1,105,601   1,105,601    2,808,650   2,723,857   2,723,857    4,794,384
   19      1,535,297    385,647      385,647     2,088,697   1,141,284   1,141,284    2,844,334   2,996,033   2,996,033    5,147,369
   20      1,612,062    362,458      362,458     2,065,508   1,176,766   1,176,766    2,879,816   3,294,271   3,294,271    5,527,583
   21      1,692,665    340,069      340,069     2,043,118   1,215,772   1,215,772    2,918,822   3,629,103   3,629,103    5,950,742
   22      1,777,298    317,914      317,914     2,020,964   1,256,708   1,256,708    2,959,757   3,999,568   3,999,568    6,412,589
   23      1,866,163    294,566      294,566     1,997,615   1,298,195   1,298,195    3,001,244   4,407,420   4,407,420    6,913,428
   24      1,959,471    269,430      269,430     1,972,479   1,339,635   1,339,635    3,042,684   4,855,648   4,855,648    7,455,319
   25      2,057,445    242,334      242,334     1,945,383   1,380,828   1,380,828    3,083,878   5,348,134   5,348,134    8,041,611
   26      2,160,317    213,070      213,070     1,916,120   1,421,528   1,421,528    3,124,578   5,889,096   5,889,096    8,676,224
   27      2,268,333    181,470      181,470     1,884,519   1,461,511   1,461,511    3,164,560   6,483,238   6,483,238    9,363,913
   28      2,381,750    147,307      147,307     1,850,357   1,500,483   1,500,483    3,203,533   7,135,638   7,135,638   10,110,142
   29      2,500,837    110,303      110,303     1,813,352   1,538,079   1,538,079    3,241,128   7,851,764   7,851,764   10,921,128
   30      2,625,879     70,138      70,138      1,773,188   1,573,870   1,573,870    3,276,920   8,637,529   8,637,529   11,803,673



(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $5 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. CURRENT VALUES REFLECT A PREMIUM CHARGE OF 9% OF TARGET PREMIUM AND 6.5% OF EXCESS-OF-TARGET PREMIUM FOR THE FIRST 7 YEARS AND 3.5% OF ALL PREMIUM FROM EIGHTH YEAR AND ON.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE

SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
                           UNISEX: NONTOBACCO, AGE 45
                             DEATH BENEFIT OPTION 2
                                GUARANTEED VALUES



                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                 CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH      SURRENDER   DEATH          CASH      SURRENDER     DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
--------- ------------ ---------- ----------- ------------- ----------- ----------- ------------ ----------- ------------ ----------
    1       105,000      81,346      81,346      1,784,395     86,505      86,505     1,789,555    91,669       91,669     1,794,719
    2       215,250     160,657      160,657     1,863,707    176,022     176,022     1,879,072    192,012     192,012     1,895,062
    3       331,013     237,934      237,934     1,940,983    268,644     268,644     1,971,694    301,881     301,881     2,004,930
    4       452,563     313,160      313,160     2,016,209    364,451     364,451     2,067,501    422,194     422,194     2,125,244
    5       580,191     386,284      386,284     2,089,333    463,491     463,491     2,166,541    553,930     553,930     2,256,980
    6       714,201     457,256      457,256     2,160,306    565,815     565,815     2,268,864    698,168     698,168     2,401,217
    7       854,911     525,960      525,960     2,229,010    671,403     671,403     2,374,452    856,021     856,021     2,559,070
    8       897,656     502,851      502,851     2,205,901    685,385     685,385     2,388,435    928,447     928,447     2,631,496
    9       942,539     478,771      478,771     2,181,820    698,560     698,560     2,401,610   1,006,834   1,006,834    2,709,883
   10       989,666     453,599      453,599     2,156,649    710,751     710,751     2,413,800   1,091,645   1,091,645    2,794,694
   11      1,039,150    427,234      427,234     2,130,284    721,791     721,791     2,424,841   1,183,409   1,183,409    2,886,459
   12      1,091,107    399,592      399,592     2,102,641    731,525     731,525     2,434,574   1,282,728   1,282,728    2,985,778
   13      1,145,662    370,589      370,589     2,073,639    739,788     739,788     2,442,838   1,390,263   1,390,263    3,093,313
   14      1,202,945    340,129      340,129     2,043,178    746,393     746,393     2,449,442   1,506,726   1,506,726    3,209,775
   15      1,263,093    308,061      308,061     2,011,111    751,090     751,090     2,454,140   1,632,845   1,632,845    3,335,895
   16      1,326,247    274,171      274,171     1,977,221    753,547     753,547     2,456,597   1,769,350   1,769,350    3,472,400
   17      1,392,560    238,178      238,178     1,941,228    753,347     753,347     2,456,397   1,916,972   1,916,972    3,620,022
   18      1,462,188    199,770      199,770     1,902,819    750,017     750,017     2,453,067   2,076,478   2,076,478    3,779,528
   19      1,535,297    158,619      158,619     1,861,669    743,045     743,045     2,446,095   2,248,693   2,248,693    3,951,743
   20      1,612,062    114,406      114,406     1,817,455    731,895     731,895     2,434,944   2,434,526   2,434,526    4,137,575
   21      1,692,665     66,878      66,878      1,769,928    716,076     716,076     2,419,126   2,635,048   2,635,048    4,338,097
   22      1,777,298     15,806      15,806      1,718,856    695,094     695,094     2,398,144   2,851,441   2,851,441    4,571,774
   23      1,866,163      (*)          (*)          (*)       668,449     668,449     2,371,498   3,084,828   3,084,828    4,838,825
   24      1,959,471      (*)          (*)          (*)       635,526     635,526     2,338,575   3,336,255   3,336,255    5,122,458
   25      2,057,445      (*)          (*)          (*)       595,502     595,502     2,298,552   3,606,662   3,606,662    5,423,083
   26      2,160,317      (*)          (*)          (*)       547,333     547,333     2,250,383   3,896,864   3,896,864    5,741,130
   27      2,268,333      (*)          (*)          (*)       489,740     489,740     2,192,790   4,207,652   4,207,652    6,077,224
   28      2,381,750      (*)          (*)          (*)       421,214     421,214     2,124,264   4,539,813   4,539,813    6,432,243
   29      2,500,837      (*)          (*)          (*)       340,132     340,132     2,043,181   4,894,129   4,894,129    6,807,312
   30      2,625,879      (*)          (*)          (*)       244,984     244,984     1,948,034   5,271,631   5,271,631    7,203,982



(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. GUARANTEED VALUES REFLECT A PREMIUM CHARGE OF 9% OF PREMIUM FOR THE FIRST 7 YEARS AND 5.5% OF PREMIUM FROM EIGHTH YEAR AND ON.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

APPENDIX B: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND DEATH BENEFITS

The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. The illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.

The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks. The guaranteed mortality and expense risk charges for policy years one through four are equivalent to an annual effective rate of 0.75% of the daily net assets value of the variable account. The current mortality and expense risk charges for policy years one through four are equivalent to an annual effective rate of 0.40% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years five through twenty are equivalent to an annual effective rate of 0.25% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years twenty-one and beyond are equivalent to an annual effective rate of 0.10% of the daily net assets of the variable account. In addition, the net investment returns also reflect the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 0.95% of the daily net assets of the variable account. This effective rate is based on the average of the fund expenses, after expense reimbursement, for all underlying mutual fund options available under the policy as of December 31, 2001. Some underlying mutual funds are subject to fee waivers and expense reimbursements. Absent fee waivers and expense reimbursements, the annual effective rate would have been 0.97%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Considering current charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.35%, 4.65% and 10.65% for policy years one through four, and rates of -1.20%, 4.80% and 10.80%, for policy years five through twenty, and rates of -1.05%, 4.95% and 10.95%, for policy years twenty-one and beyond. Considering guaranteed charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.70%, 4.30% and 10.30%, for all policy years.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.

The illustrations also reflect the fact that Nationwide deducts a sales load from each premium payment received guaranteed not to exceed 5.5% of each premium payment for the first seven policy years and 2% thereafter. On a current basis, the sales load is 3.0% of premium payments plus 2.5% of premiums up to the target premium during the first seven policy years, and 0% of all premiums thereafter. Nationwide also deducts a tax expense charge of 3.5%, both current and guaranteed, from all premium payments. The illustrations also reflect the fact that Nationwide deducts a charge for state premium taxes at a rate of 2.25% and for federal tax at a rate of 1.25% (imposed under Section 848 of the Internal Revenue Code) of all premium payments.

In addition, the illustrations reflect the fact that Nationwide deducts a monthly administrative charge at the beginning of each policy month. This monthly administrative expense charge is currently $5 per month and guaranteed not to exceed $10. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed insured's age, smoking classification, rating classification and premium payment requested.

                    $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
               UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                             DEATH BENEFIT OPTION 1
                                 CURRENT VALUES




                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                 CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH      SURRENDER   DEATH          CASH      SURRENDER     DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
--------- ------------ ---------- ----------- ------------- ----------- ----------- ------------ ----------- ------------ ----------
    1       105,000      87,920      87,920      1,703,050     93,355      93,355     1,703,050    98,792       98,792     1,703,050
    2       215,250     174,384      174,384     1,703,050    190,775     190,775     1,703,050    207,822     207,822     1,703,050
    3       331,013     259,748      259,748     1,703,050    292,810     292,810     1,703,050    328,568     328,568     1,703,050
    4       452,563     343,978      343,978     1,703,050    399,647     399,647     1,703,050    462,273     462,273     1,703,050
    5       580,191     427,666      427,666     1,703,050    512,234     512,234     1,703,050    611,221     611,221     1,703,050
    6       714,201     510,299      510,299     1,703,050    630,284     630,284     1,703,050    776,144     776,144     1,891,000
    7       854,911     591,944      591,944     1,703,050    754,005     754,005     1,783,876    957,885     957,885     2,266,226
    8       897,656     580,592      580,592     1,703,050    786,173     786,173     1,806,779   1,055,825   1,055,825    2,426,493
    9       942,539     568,981      568,981     1,703,050    819,600     819,600     1,830,432   1,163,623   1,163,623    2,598,747
   10       989,666     557,063      557,063     1,703,050    854,316     854,316     1,854,922   1,282,231   1,282,231    2,784,027
   11      1,039,150    544,826      544,826     1,703,050    890,389     890,389     1,880,358   1,412,750   1,412,750    2,983,501
   12      1,091,107    532,224      532,224     1,703,050    927,858     927,858     1,906,751   1,556,345   1,556,345    3,198,293
   13      1,145,662    519,240      519,240     1,703,050    966,794     966,794     1,934,139   1,714,341   1,714,341    3,429,659
   14      1,202,945    505,826      505,826     1,703,050   1,007,248   1,007,248    1,962,507   1,888,161   1,888,161    3,678,865
   15      1,263,093    491,795      491,795     1,703,050   1,049,165   1,049,165    1,991,644   2,079,151   2,079,151    3,946,882
   16      1,326,247    477,047      477,047     1,703,050   1,092,570   1,092,570    2,021,547   2,288,924   2,288,924    4,235,123
   17      1,392,560    461,464      461,464     1,703,050   1,137,480   1,137,480    2,052,255   2,519,219   2,519,219    4,545,206
   18      1,462,188    444,876      444,876     1,703,050   1,183,884   1,183,884    2,083,809   2,771,862   2,771,862    4,878,881
   19      1,535,297    427,100      427,100     1,703,050   1,231,776   1,231,776    2,116,267   3,048,836   3,048,836    5,238,088
   20      1,612,062    407,962      407,962     1,703,050   1,281,163   1,281,163    2,149,713   3,352,332   3,352,332    5,625,006
   21      1,692,665    389,441      389,441     1,703,050   1,335,081   1,335,081    2,189,169   3,693,066   3,693,066    6,055,624
   22      1,777,298    370,913      370,913     1,703,050   1,391,825   1,391,825    2,231,541   4,070,062   4,070,062    6,525,613
   23      1,866,163    351,248      351,248     1,703,050   1,450,839   1,450,839    2,275,769   4,485,104   4,485,104    7,035,281
   24      1,959,471    329,925      329,925     1,703,050   1,511,978   1,511,978    2,321,478   4,941,232   4,941,232    7,586,725
   25      2,057,445    306,733      306,733     1,703,050   1,575,304   1,575,304    2,368,673   5,442,400   5,442,400    8,183,352
   26      2,160,317    281,415      281,415     1,703,050   1,640,872   1,640,872    2,417,446   5,992,898   5,992,898    8,829,153
   27      2,268,333    253,721      253,721     1,703,050   1,708,764   1,708,764    2,468,013   6,597,514   6,597,514    9,528,965
   28      2,381,750    223,334      223,334     1,703,050   1,779,047   1,779,047    2,520,645   7,261,415   7,261,415   10,288,348
   29      2,500,837    189,855      189,855     1,703,050   1,851,767   1,851,767    2,575,649   7,990,165   7,990,165   11,113,631
   30      2,625,879    152,810      152,810     1,703,050   1,926,964   1,926,964    2,633,305   8,789,781   8,789,781   12,011,734




(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $5 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. CURRENT VALUES REFLECT A PREMIUM CHARGE OF 9% OF TARGET PREMIUM AND 6.5% OF EXCESS-OF-TARGET PREMIUM FOR THE FIRST 7 YEARS AND 3.5% OF ALL PREMIUM FROM EIGHTH YEAR AND ON.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A

NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
                           UNISEX: NONTOBACCO, AGE 45
                             DEATH BENEFIT OPTION 1
                                GUARANTEED VALUES




                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                 CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH      SURRENDER   DEATH          CASH      SURRENDER     DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
--------- ------------ ---------- ----------- ------------- ----------- ----------- ------------ ----------- ------------ ----------
    1       105,000      81,753      81,753      1,703,050     86,938      86,938     1,703,050    92,127       92,127     1,703,050
    2       215,250     161,911      161,911     1,703,050    177,406     177,406     1,703,050    193,533     193,533     1,703,050
    3       331,013     240,524      240,524     1,703,050    271,617     271,617     1,703,050    305,273     305,273     1,703,050
    4       452,563     317,635      317,635     1,703,050    369,792     369,792     1,703,050    428,525     428,525     1,703,050
    5       580,191     393,261      393,261     1,703,050    472,148     472,148     1,703,050    564,595     564,595     1,703,050
    6       714,201     467,431      467,431     1,703,050    578,938     578,938     1,703,050    714,949     714,949     1,741,903
    7       854,911     540,136      540,136     1,703,050    690,406     690,406     1,703,050    879,024     879,024     2,079,654
    8       897,656     521,190      521,190     1,703,050    711,186     711,186     1,703,050    958,356     958,356     2,202,491
    9       942,539     501,452      501,452     1,703,050    732,222     732,222     1,703,050   1,044,387   1,044,387    2,332,454
   10       989,666     480,800      480,800     1,703,050    753,481     753,481     1,703,050   1,137,615   1,137,615    2,470,030
   11      1,039,150    459,114      459,114     1,703,050    774,946     774,946     1,703,050   1,238,595   1,238,595    2,615,713
   12      1,091,107    436,283      436,283     1,703,050    796,612     796,612     1,703,050   1,347,941   1,347,941    2,770,023
   13      1,145,662    412,188      412,188     1,703,050    818,477     818,477     1,703,050   1,466,323   1,466,323    2,933,482
   14      1,202,945    386,688      386,688     1,703,050    840,538     840,538     1,703,050   1,594,458   1,594,458    3,106,619
   15      1,263,093    359,593      359,593     1,703,050    862,768     862,768     1,703,050   1,733,082   1,733,082    3,289,934
   16      1,326,247    330,642      330,642     1,703,050    885,112     885,112     1,703,050   1,882,930   1,882,930    3,483,925
   17      1,392,560    299,499      299,499     1,703,050    907,487     907,487     1,703,050   2,044,730   2,044,730    3,689,129
   18      1,462,188    265,769      265,769     1,703,050    929,801     929,801     1,703,050   2,219,232   2,219,232    3,906,171
   19      1,535,297    229,008      229,008     1,703,050    951,961     951,961     1,703,050   2,407,219   2,407,219    4,135,751
   20      1,612,062    188,725      188,725     1,703,050    973,883     973,883     1,703,050   2,609,535   2,609,535    4,378,638
   21      1,692,665    144,439      144,439     1,703,050    995,516     995,516     1,703,050   2,827,161   2,827,161    4,635,775
   22      1,777,298     95,628      95,628      1,703,050   1,016,826   1,016,826    1,703,050   3,061,190   3,061,190    4,908,068
   23      1,866,163     41,720      41,720      1,703,050   1,037,791   1,037,791    1,703,050   3,312,842   3,312,842    5,196,484
   24      1,959,471      (*)          (*)          (*)      1,058,357   1,058,357    1,703,050   3,583,366   3,583,366    5,501,869
   25      2,057,445      (*)          (*)          (*)      1,078,408   1,078,408    1,703,050   3,873,943   3,873,943    5,824,975
   26      2,160,317      (*)          (*)          (*)      1,097,764   1,097,764    1,703,050   4,185,661   4,185,661    6,166,606
   27      2,268,333      (*)          (*)          (*)      1,116,181   1,116,181    1,703,050   4,519,491   4,519,491    6,527,620
   28      2,381,750      (*)          (*)          (*)      1,133,350   1,133,350    1,703,050   4,876,278   4,876,278    6,908,963
   29      2,500,837      (*)          (*)          (*)      1,148,933   1,148,933    1,703,050   5,256,863   5,256,863    7,311,844
   30      2,625,879      (*)          (*)          (*)      1,162,626   1,162,626    1,703,050   5,662,353   5,662,353    7,737,927



(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. GUARANTEED VALUES REFLECT A PREMIUM CHARGE OF 9% OF PREMIUM FOR THE FIRST 7 YEARS AND 5.5% OF PREMIUM FROM EIGHTH YEAR AND ON.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES

OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
               UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                             DEATH BENEFIT OPTION 2
                                 CURRENT VALUES




                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                 CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH      SURRENDER   DEATH          CASH      SURRENDER     DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
--------- ------------ ---------- ----------- ------------- ----------- ----------- ------------ ----------- ------------ ----------
    1       105,000      87,720      87,720      1,790,770     93,143      93,143     1,796,193    98,568       98,568     1,801,618
    2       215,250     173,741      173,741     1,876,790    190,065     190,065     1,893,114    207,043     207,043     1,910,092
    3       331,013     258,423      258,423     1,961,472    291,290     291,290     1,994,339    326,834     326,834     2,029,884
    4       452,563     341,704      341,704     2,044,754    396,934     396,934     2,099,984    459,059     459,059     2,162,108
    5       580,191     424,122      424,122     2,127,171    507,839     507,839     2,210,889    605,810     605,810     2,308,859
    6       714,201     505,120      505,120     2,208,170    623,609     623,609     2,326,658    767,913     767,913     2,470,962
    7       854,911     584,739      584,739     2,287,788    744,499     744,499     2,447,549    947,047     947,047     2,650,096
    8       897,656     571,261      571,261     2,274,311    773,467     773,467     2,476,517   1,042,202   1,042,202    2,745,251
    9       942,539     557,416      557,416     2,260,466    803,276     803,276     2,506,325   1,147,047   1,147,047    2,850,096
   10       989,666     543,141      543,141     2,246,191    833,897     833,897     2,536,946   1,262,555   1,262,555    2,965,605
   11      1,039,150    528,434      528,434     2,231,483    865,361     865,361     2,568,411   1,389,868   1,389,868    3,092,917
   12      1,091,107    513,241      513,241     2,216,290    897,650     897,650     2,600,699   1,530,195   1,530,195    3,233,244
   13      1,145,662    497,553      497,553     2,200,603    930,786     930,786     2,633,836   1,684,923   1,684,923    3,387,972
   14      1,202,945    481,322      481,322     2,184,372    964,755     964,755     2,667,804   1,855,501   1,855,501    3,615,231
   15      1,263,093    464,301      464,301     2,167,350    999,333     999,333     2,702,382   2,043,146   2,043,146    3,878,532
   16      1,326,247    446,377      446,377     2,149,427   1,034,425   1,034,425    2,737,475   2,249,284   2,249,284    4,161,780
   17      1,392,560    427,423      427,423     2,130,472   1,069,912   1,069,912    2,772,961   2,475,590   2,475,590    4,466,490
   18      1,462,188    407,244      407,244     2,110,294   1,105,601   1,105,601    2,808,650   2,723,857   2,723,857    4,794,384
   19      1,535,297    385,647      385,647     2,088,697   1,141,284   1,141,284    2,844,334   2,996,033   2,996,033    5,147,369
   20      1,612,062    362,458      362,458     2,065,508   1,176,766   1,176,766    2,879,816   3,294,271   3,294,271    5,527,583
   21      1,692,665    340,069      340,069     2,043,118   1,215,772   1,215,772    2,918,822   3,629,103   3,629,103    5,950,742
   22      1,777,298    317,914      317,914     2,020,964   1,256,708   1,256,708    2,959,757   3,999,568   3,999,568    6,412,589
   23      1,866,163    294,566      294,566     1,997,615   1,298,195   1,298,195    3,001,244   4,407,420   4,407,420    6,913,428
   24      1,959,471    269,430      269,430     1,972,479   1,339,635   1,339,635    3,042,684   4,855,648   4,855,648    7,455,319
   25      2,057,445    242,334      242,334     1,945,383   1,380,828   1,380,828    3,083,878   5,348,134   5,348,134    8,041,611
   26      2,160,317    213,070      213,070     1,916,120   1,421,528   1,421,528    3,124,578   5,889,096   5,889,096    8,676,224
   27      2,268,333    181,470      181,470     1,884,519   1,461,511   1,461,511    3,164,560   6,483,238   6,483,238    9,363,913
   28      2,381,750    147,307      147,307     1,850,357   1,500,483   1,500,483    3,203,533   7,135,638   7,135,638   10,110,142
   29      2,500,837    110,303      110,303     1,813,352   1,538,079   1,538,079    3,241,128   7,851,764   7,851,764   10,921,128
   30      2,625,879     70,138      70,138      1,773,188   1,573,870   1,573,870    3,276,920   8,637,529   8,637,529   11,803,673



(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $5 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. CURRENT VALUES REFLECT A PREMIUM CHARGE OF 9% OF TARGET PREMIUM AND 6.5% OF EXCESS-OF-TARGET PREMIUM FOR THE FIRST 7 YEARS AND 3.5% OF ALL PREMIUM FROM EIGHTH YEAR AND ON.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A

NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
                           UNISEX: NONTOBACCO, AGE 45
                             DEATH BENEFIT OPTION 2
                                GUARANTEED VALUES




                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                 CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH      SURRENDER   DEATH          CASH      SURRENDER     DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
--------- ------------ ---------- ----------- ------------- ----------- ----------- ------------ ----------- ------------ ----------
    1       105,000      81,346      81,346      1,784,395     86,505      86,505     1,789,555    91,669       91,669     1,794,719
    2       215,250     160,657      160,657     1,863,707    176,022     176,022     1,879,072    192,012     192,012     1,895,062
    3       331,013     237,934      237,934     1,940,983    268,644     268,644     1,971,694    301,881     301,881     2,004,930
    4       452,563     313,160      313,160     2,016,209    364,451     364,451     2,067,501    422,194     422,194     2,125,244
    5       580,191     386,284      386,284     2,089,333    463,491     463,491     2,166,541    553,930     553,930     2,256,980
    6       714,201     457,256      457,256     2,160,306    565,815     565,815     2,268,864    698,168     698,168     2,401,217
    7       854,911     525,960      525,960     2,229,010    671,403     671,403     2,374,452    856,021     856,021     2,559,070
    8       897,656     502,851      502,851     2,205,901    685,385     685,385     2,388,435    928,447     928,447     2,631,496
    9       942,539     478,771      478,771     2,181,820    698,560     698,560     2,401,610   1,006,834   1,006,834    2,709,883
   10       989,666     453,599      453,599     2,156,649    710,751     710,751     2,413,800   1,091,645   1,091,645    2,794,694
   11      1,039,150    427,234      427,234     2,130,284    721,791     721,791     2,424,841   1,183,409   1,183,409    2,886,459
   12      1,091,107    399,592      399,592     2,102,641    731,525     731,525     2,434,574   1,282,728   1,282,728    2,985,778
   13      1,145,662    370,589      370,589     2,073,639    739,788     739,788     2,442,838   1,390,263   1,390,263    3,093,313
   14      1,202,945    340,129      340,129     2,043,178    746,393     746,393     2,449,442   1,506,726   1,506,726    3,209,775
   15      1,263,093    308,061      308,061     2,011,111    751,090     751,090     2,454,140   1,632,845   1,632,845    3,335,895
   16      1,326,247    274,171      274,171     1,977,221    753,547     753,547     2,456,597   1,769,350   1,769,350    3,472,400
   17      1,392,560    238,178      238,178     1,941,228    753,347     753,347     2,456,397   1,916,972   1,916,972    3,620,022
   18      1,462,188    199,770      199,770     1,902,819    750,017     750,017     2,453,067   2,076,478   2,076,478    3,779,528
   19      1,535,297    158,619      158,619     1,861,669    743,045     743,045     2,446,095   2,248,693   2,248,693    3,951,743
   20      1,612,062    114,406      114,406     1,817,455    731,895     731,895     2,434,944   2,434,526   2,434,526    4,137,575
   21      1,692,665     66,878      66,878      1,769,928    716,076     716,076     2,419,126   2,635,048   2,635,048    4,338,097
   22      1,777,298     15,806      15,806      1,718,856    695,094     695,094     2,398,144   2,851,441   2,851,441    4,571,774
   23      1,866,163      (*)          (*)          (*)       668,449     668,449     2,371,498   3,084,828   3,084,828    4,838,825
   24      1,959,471      (*)          (*)          (*)       635,526     635,526     2,338,575   3,336,255   3,336,255    5,122,458
   25      2,057,445      (*)          (*)          (*)       595,502     595,502     2,298,552   3,606,662   3,606,662    5,423,083
   26      2,160,317      (*)          (*)          (*)       547,333     547,333     2,250,383   3,896,864   3,896,864    5,741,130
   27      2,268,333      (*)          (*)          (*)       489,740     489,740     2,192,790   4,207,652   4,207,652    6,077,224
   28      2,381,750      (*)          (*)          (*)       421,214     421,214     2,124,264   4,539,813   4,539,813    6,432,243
   29      2,500,837      (*)          (*)          (*)       340,132     340,132     2,043,181   4,894,129   4,894,129    6,807,312
   30      2,625,879      (*)          (*)          (*)       244,984     244,984     1,948,034   5,271,631   5,271,631    7,203,982




(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. GUARANTEED VALUES REFLECT A PREMIUM CHARGE OF 9% OF PREMIUM FOR THE FIRST 7 YEARS AND 5.5% OF PREMIUM FROM EIGHTH YEAR AND ON.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION.

THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

APPENDIX C:  PERFORMANCE SUMMARY INFORMATION (CVUL FUTURE)

The following performance tables display historical investment results of the underlying mutual fund sub-accounts. This information may be useful in helping potential investors in deciding which underlying mutual fund sub-accounts to choose and in assessing the competence of the underlying mutual funds' investment advisers. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolios of the underlying mutual funds, and the market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return and the principal value of the underlying mutual fund sub-accounts are not guaranteed and will fluctuate so that a policy owner's units, when redeemed, may be worth more or less than their original cost.

                         PERFORMANCE TABLES TOTAL RETURN


----------------------------------------------------------------------------------------------------------------------------------
                                                                      Annual Percentage Change    Non-annualized Percentage Change
------------------------------------- ------------- ------------- ------------------------------- --------------------------------
                                         Fund           Unit                                          1 mo     1 Yr      2 Yrs
   UNDERLYING INVESTMENT OPTIONS       Inception       Values        1999      2000        2001        To       to        to
                                         Date**       12/31/01                                     12/31/01  12/31/01  12/31/01
------------------------------------- ------------- ------------- ---------- -------- ----------- ---------- -------- ------------
American Century Variable               30-Oct-97     10.404509      17.55    -10.97      -8.72       2.02    -8.72     -18.73
Portfolios, Inc. - American
Century VP Income & Growth Fund:
Class I
American Century Variable               02-May-94      9.326990      63.39    -17.16     -29.46       1.35   -29.46     -41.56
Portfolios, Inc. - American
Century VP International Fund:
Class I
American Century Variable               01-May-96     12.241061      -1.25     17.67      12.37       3.73    12.37      32.23
Portfolios, Inc. - American
Century VP Ultra Fund: Class I
Credit Suisse Trust - Global            30-Sep-96      8.471776      62.85    -19.26     -28.92       3.92   -28.92     -42.61
Post-Venture Capital Portfolio
Credit Suisse Trust -                   30-Jun-95      7.767318      52.82    -26.19     -22.59       1.80   -22.59     -42.86
International Focus Portfolio
Credit Suisse Trust - Large Cap         31-Oct-97     11.473418       5.82      8.48       0.54       2.53     0.54       9.06
Value Portfolio
Dreyfus Investment Portfolios -         30-Apr-99      9.025727       0.00     -2.39     -28.42       1.61   -28.42     -30.13
European Equity Portfolio: Initial
Shares
Dreyfus Stock Index Fund, Inc.:         29-Sep-89     10.471621      20.12     -9.64     -12.53       0.79   -12.53     -20.97
Initial Shares
Dreyfus Variable Investment Fund -      05-Apr-93     10.939900      11.01     -1.05      -9.67       0.00    -9.67     -10.62
Appreciation Portfolio: Initial
Shares
Federated Insurance Series -            03-May-99     11.649181       0.00     10.01       7.58      -0.65     7.58      18.35
Federated Quality Bond Fund II:
Primary Shares
Fidelity VIP Equity-Income              09-Oct-86     10.691577       5.83      7.87      -5.47       2.13    -5.47       1.97
Portfolio:  Service Class
Fidelity VIP Growth Portfolio:          09-Oct-86     11.958538      36.74    -11.42     -18.06       0.60   -18.06     -27.41
Service Class
Fidelity VIP High Income                19-Sep-85      6.555148       7.64    -22.92     -12.25      -0.35   -12.25     -32.36
Portfolio:  Service Class
Fidelity VIP II ContrafundO             03-Jan-95     11.370566      23.65     -7.09     -12.71       2.31   -12.71     -18.90
Portfolio:  Service Class
Fidelity VIP III Growth                 03-Jan-95      8.204875       3.77    -17.51     -14.78       1.04   -14.78     -29.70
Opportunities Portfolio:  Service
Class
Fidelity VIP Overseas Portfolio:        28-Jan-87      8.518959      41.89    -19.47     -21.59      -0.11   -21.59     -36.86
Service Class
GVIT Comstock GVIT Value Fund:          31-Oct-97      9.726929      18.02    -10.98     -12.51       0.95   -12.51     -22.11
Class I
GVIT Dreyfus GVIT Mid Cap Index         31-Oct-97     13.342471      20.44     14.75      -1.70       5.10    -1.70      12.80
Fund: Class I
GVIT Federated GVIT High Income         31-Oct-97      9.794650       2.78     -8.64       3.80      -0.33     3.80      -5.17
Bond Fund: Class I
GVIT Gartmore GVIT Emerging             31-Aug-00      8.219735       0.00      0.00      -5.56       7.45    -5.56       0.00
Markets Fund: Class I
GVIT Gartmore GVIT Global               30-Jun-00      3.429593       0.00      0.00     -42.95       0.68   -42.95       0.00
Technology and Communications
Fund: Class I
GVIT Gartmore GVIT Government Bond      08-Nov-82     12.419760      -2.74     12.09       6.82      -0.84     6.82      19.74
Fund: Class I
GVIT Gartmore GVIT Growth Fund:         15-Apr-92      6.087822       3.86    -26.82     -28.42       1.21   -28.42     -47.62
Class I
GVIT Gartmore GVIT International        31-Aug-00      6.566849       0.00      0.00     -28.94       0.79   -28.94       0.00
Growth Fund: Class I
GVIT Gartmore GVIT Money Market         10-Nov-81     11.743544       4.43      5.60       3.19       0.10     3.19       8.97
Fund: Class I
GVIT Gartmore GVIT Total Return         08-Nov-82      9.251754       6.52     -2.51     -12.17       1.49   -12.17     -14.38
Fund: Class I
GVIT Gartmore GVIT Worldwide            31-Oct-97      8.970354      22.43    -12.67     -19.14       2.17   -19.14     -29.38
Leaders Fund: Class I
GVIT GVIT Small Cap Growth Fund:        03-May-99     15.161271       0.00    -16.50     -11.20       4.66   -11.20     -25.85
Class I
GVIT GVIT Small Cap Value Fund:         31-Oct-97     15.460620      27.33     10.76      27.76       7.01    27.76      41.51
Class I
GVIT GVIT Small Company Fund:           23-Oct-95     13.093906      43.45      8.47      -7.08       4.27    -7.08       0.79
Class I
GVIT J.P. Morgan GVIT Balanced          31-Oct-97      9.575644       0.47     -0.75      -4.06       0.18    -4.06      -4.78
Fund: Class I
GVIT MAS GVIT Multi Sector Bond         31-Oct-97     11.036224       1.15      5.23       3.77      -0.33     3.77       9.20
Fund: Class I
GVIT Nationwide GVIT Strategic          31-Oct-97      9.059635      -3.46      7.18      -3.64       4.31    -3.64       3.28
Value Fund: Class I
GVIT Strong GVIT Mid Cap Growth         31-Oct-97     11.327538      84.02    -15.72     -30.59       1.72   -30.59     -41.50
Fund: Class I
GVIT Turner GVIT Growth Focus           30-Jun-00      3.848878       0.00      0.00     -39.27      -0.31   -39.27       0.00
Fund: Class I
Janus Aspen Series - Capital            01-May-97      6.388873      66.30    -19.67     -22.14       1.29   -22.14     -37.46
Appreciation Portfolio: Service
Shares
Janus Aspen Series - Global             18-Jan-00      4.094407       0.00      0.00     -37.57       1.46   -37.57       0.00
Technology Portfolio: Service
Shares
Janus Aspen Series - International      02-May-94      6.286392      81.62    -17.30     -23.74       3.76   -23.74     -36.93
Growth Portfolio: Service Shares
Neuberger Berman AMT Guardian           03-Nov-97     10.563782      14.47      0.73      -1.90       1.14    -1.90      -1.19
Portfolio
Neuberger Berman AMT Mid-Cap            03-Nov-97     11.978031      53.28     -7.83     -24.95       2.26   -24.95     -30.82
Growth Portfolio
Neuberger Berman AMT Partners           22-Mar-94      9.693032       6.94      0.30      -3.22       2.62    -3.22      -2.93
Portfolio
Oppenheimer Variable Account Funds      15-Aug-86     10.720152      82.87    -11.59     -31.54       2.41   -31.54     -39.48
- Oppenheimer Aggressive Growth
Fund/VA: Initial Class

----------------------------------------------------------------------------------------------------
                                    Non-annualized Percentage Change   Annualized Percentage Change
----------------------------------- --------------------------------- ------------------------------
                                        3 Yrs      5 Yrs   Inception     3 Yrs     5 Yrs  Inception
   UNDERLYING INVESTMENT OPTIONS         to         to         to         to        to       To
                                      12/31/01   12/31/01   12/31/01   12/31/01  12/31/01 12/31/01
----------------------------------- ---------- ---------- ----------- ---------- -------- ----------
American Century Variable               -4.47      0.00      30.03      -1.51      0.00      6.50
Portfolios, Inc. - American
Century VP Income & Growth Fund:
Class I
American Century Variable               -4.52     33.45      61.03      -1.53      5.94      6.42
Portfolios, Inc. - American
Century VP International Fund:
Class I
American Century Variable               30.58     71.19      91.71       9.30     11.35     12.18
Portfolios, Inc. - American
Century VP Ultra Fund: Class I
Credit Suisse Trust - Global            -6.55     11.91       9.12      -2.23      2.28      1.68
Post-Venture Capital Portfolio
Credit Suisse Trust -                  -12.68    -10.80       4.63      -4.42     -2.26      0.70
International Focus Portfolio
Credit Suisse Trust - Large Cap         15.41      0.00      33.82       4.89      0.00      7.24
Value Portfolio
Dreyfus Investment Portfolios -          0.00      0.00      -9.96       0.00      0.00     -3.86
European Equity Portfolio: Initial
Shares
Dreyfus Stock Index Fund, Inc.:         -5.06     60.55     295.38      -1.72      9.93     11.87
Initial Shares
Dreyfus Variable Investment Fund -      -0.78     64.14     198.20      -0.26     10.42     13.32
Appreciation Portfolio: Initial
Shares
Federated Insurance Series -             0.00      0.00      16.49       0.00      0.00      5.91
Federated Quality Bond Fund II:
Primary Shares
Fidelity VIP Equity-Income               7.92     52.92     432.93       2.57      8.87     11.62
Portfolio:  Service Class
Fidelity VIP Growth Portfolio:          -0.75     69.41     568.72      -0.25     11.12     13.29
Service Class
Fidelity VIP High Income               -27.19    -18.83     180.32     -10.04     -4.09      6.54
Portfolio:  Service Class
Fidelity VIP II ContrafundO              0.28     60.40     169.52       0.09      9.91     15.23
Portfolio:  Service Class
Fidelity VIP III Growth                -27.05     17.08      82.06      -9.98      3.20      8.95
Opportunities Portfolio:  Service
Class
Fidelity VIP Overseas Portfolio:       -10.40     11.68     128.13      -3.60      2.23      5.68
Service Class
GVIT Comstock GVIT Value Fund:          -8.08      0.00       7.21      -2.77      0.00      1.68
Class I
GVIT Dreyfus GVIT Mid Cap Index         35.85      0.00      49.30      10.75      0.00     10.10
Fund: Class I
GVIT Federated GVIT High Income         -2.54      0.00       4.97      -0.85      0.00      1.17
Bond Fund: Class I
GVIT Gartmore GVIT Emerging              0.00      0.00     -29.11       0.00      0.00    -22.74
Markets Fund: Class I
GVIT Gartmore GVIT Global                0.00      0.00     -57.28       0.00      0.00    -43.27
Technology and Communications
Fund: Class I
GVIT Gartmore GVIT Government Bond      16.46     37.99     362.28       5.21      6.65      8.33
Fund: Class I
GVIT Gartmore GVIT Growth Fund:        -45.60     -5.67      73.55     -18.37     -1.16      5.84
Class I
GVIT Gartmore GVIT International         0.00      0.00     -38.75       0.00      0.00    -30.77
Growth Fund: Class I
GVIT Gartmore GVIT Money Market         13.80     25.11     236.14       4.40      4.58      6.20
Fund: Class I
GVIT Gartmore GVIT Total Return         -8.80     38.27     885.48      -3.02      6.70     12.69
Fund: Class I
GVIT Gartmore GVIT Worldwide           -13.54      0.00       3.74      -4.73      0.00      0.88
Leaders Fund: Class I
GVIT GVIT Small Cap Growth Fund:         0.00      0.00      51.61       0.00      0.00     16.94
Class I
GVIT GVIT Small Cap Value Fund:         80.18      0.00      71.04      21.68      0.00     13.75
Class I
GVIT GVIT Small Company Fund:           44.57     70.00     137.70      13.07     11.20     15.02
Class I
GVIT J.P. Morgan GVIT Balanced          -4.33      0.00       4.41      -1.47      0.00      1.04
Fund: Class I
GVIT MAS GVIT Multi Sector Bond         10.46      0.00      13.98       3.37      0.00      3.19
Fund: Class I
GVIT Nationwide GVIT Strategic          -0.29      0.00       1.25      -0.10      0.00      0.30
Value Fund: Class I
GVIT Strong GVIT Mid Cap Growth          7.66      0.00      25.49       2.49      0.00      5.60
Fund: Class I
GVIT Turner GVIT Growth Focus            0.00      0.00     -63.82       0.00      0.00    -49.22
Fund: Class I
Janus Aspen Series - Capital             4.01      0.00     106.85       1.32      0.00     16.86
Appreciation Portfolio: Service
Shares
Janus Aspen Series - Global              0.00      0.00     -59.02       0.00      0.00    -36.69
Technology Portfolio: Service
Shares
Janus Aspen Series - International      14.55     57.92     151.83       4.63      9.57     12.81
Growth Portfolio: Service Shares
Neuberger Berman AMT Guardian           13.11      0.00      55.96       4.19      0.00     11.28
Portfolio
Neuberger Berman AMT Mid-Cap             6.03      0.00      72.29       1.97      0.00     13.98
Growth Portfolio
Neuberger Berman AMT Partners            3.81     40.86     140.65       1.26      7.09     11.96
Portfolio
Oppenheimer Variable Account Funds      10.68     37.77     498.98       3.44      6.62     12.35
- Oppenheimer Aggressive Growth
Fund/VA: Initial Class

----------------------------------------------------------------------------------------------------------------------------------
                                                                      Annual Percentage Change    Non-annualized Percentage Change
------------------------------------- ------------- ------------- ------------------------------- --------------------------------
                                         Fund           Unit                                           1 mo     1 Yr      2 Yrs
   UNDERLYING INVESTMENT OPTIONS       Inception       Values        1999      2000        2001         To       to        to
                                         Date**       12/31/01                                      12/31/01  12/31/01  12/31/01
------------------------------------- ------------- ------------- ---------- -------- ----------- ---------- -------- ------------

Oppenheimer Variable Account Funds     03-Apr-85     13.013036      41.09       -0.63     -12.93     1.63     -12.93     -13.47
- Oppenheimer Capital Appreciation
Fund/VA: Initial Class
Oppenheimer Variable Account Funds     12-Nov-90      8.386697      57.87        4.67     -12.39     2.34     -12.39      -8.30
- Oppenheimer Global Securities
Fund/VA: Initial Class
Oppenheimer Variable Account Funds     05-Jul-95      8.809927      21.22       -9.14     -10.52     1.68     -10.52     -18.70
- Oppenheimer Main Street Growth &
Income Fund/VA: Initial Class
Strong Opportunity Fund II, Inc.        08-May92      9.447854      34.38        6.18      -4.09     4.04      -4.09       1.83
The Dreyfus Socially Responsible       06-Oct-93      9.867078      29.56      -11.39     -22.89    -0.39     -22.89     -31.67
Growth Fund, Inc.: Initial Shares
The Universal Institutional Funds,     16-Jun-97     10.605749      28.86       10.94       9.66     2.50       9.66      21.66
Inc. - Emerging Markets Debt
Portfolio
The Universal Institutional Funds,     18-Oct-99      6.101338       0.00       -7.70     -29.60     2.43     -29.60     -35.02
Inc. - Mid Cap Growth Portfolio
The Universal Institutional Funds,     03-Jul-95     11.990690      -3.76       27.55       9.40     2.67       9.40      39.54
Inc. - U.S. Real Estate Portfolio
Van Eck Worldwide Insurance Trust      21-Dec-95      7.142729      99.48      -42.10      -2.20     6.51      -2.20     -43.37
- Worldwide Emerging Markets Fund
Van Eck Worldwide Insurance Trust      01-Sep-89      8.161281      20.52       10.96     -10.80     4.05     -10.80      -1.03
- Worldwide Hard Assets Fund


-----------------------------------------------------------------------------------------------------
                                      Non-annualized Percentage Change  Annualized Percentage Change
------------------------------------- -------------------------------- ------------------------------
                                         3 Yrs      5 Yrs   Inception     3 Yrs     5 Yrs  Inception
   UNDERLYING INVESTMENT OPTIONS          to         to         to         to        to       To
                                       12/31/01   12/31/01   12/31/01   12/31/01  12/31/01 12/31/01
------------------------------------- --------- ---------- ----------- ---------- -------- ----------

Oppenheimer Variable Account Funds      22.08     90.27     793.75       6.88     13.73     13.98
- Oppenheimer Capital Appreciation
Fund/VA: Initial Class
Oppenheimer Variable Account Funds      44.78    100.65     265.16      13.13     14.94     12.34
- Oppenheimer Global Securities
Fund/VA: Initial Class
Oppenheimer Variable Account Funds      -1.44     35.63     123.80      -0.48      6.28     13.22
- Oppenheimer Main Street Growth &
Income Fund/VA: Initial Class
Strong Opportunity Fund II, Inc.        36.84     93.39     325.19      11.02     14.10     16.19
The Dreyfus Socially Responsible       -11.47     45.95     156.06      -3.98      7.85     12.10
Growth Fund, Inc.: Initial Shares
The Universal Institutional Funds,      56.77      0.00      12.46      16.17      0.00      2.62
Inc. - Emerging Markets Debt
Portfolio
The Universal Institutional Funds,       0.00      0.00     -10.13       0.00      0.00     -4.73
Inc. - Mid Cap Growth Portfolio
The Universal Institutional Funds,      34.30     43.03     116.47      10.33      7.42     12.63
Inc. - U.S. Real Estate Portfolio
Van Eck Worldwide Insurance Trust       12.96    -34.75     -18.41       4.15     -8.18     -3.32
- Worldwide Emerging Markets Fund
Van Eck Worldwide Insurance Trust       19.28    -19.69      39.47       6.05     -4.29      2.73
- Worldwide Hard Assets Fund



**The underlying mutual fund Inception Date is the date the underlying mutual fund first became effective, which is not necessarily the same date the underlying mutual fund was first made available through the variable account. For those underlying mutual funds which have not been offered as sub-accounts through the variable account for one of the quoted periods, the total return figures will show the investment performance such underlying mutual funds would have achieved (reduced by the asset charge and Fund investment advisory fees and expenses) had they been offered as sub-accounts through the variable account for the period quoted. Certain underlying mutual funds are not as old as some of the periods quoted, therefore, total return figures may not be available for all of the periods shown.

The preceding table displays three types of total return. Simply stated, total return shows the percent change in unit values, with dividends and capital gains reinvested, after the deduction of a 0.40% asset charge (and the deduction of applicable investment advisory fees and other expenses of the underlying mutual funds). The total return figures shown in the Annual Percentage Change and Annualized Percentage Change columns represent annualized figures, i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period quoted. The Non-Annualized Percentage Change total return figures are not annual return figures but instead represent the total percentage change in unit value over the stated periods without annualization. THE TOTAL RETURN FIGURES DO NOT TAKE INTO ACCOUNT THE SEVERAL OTHER POLICY CHARGES WHICH ARE DESCRIBED IN THE "POLICY CHARGES" SECTION. THESE OTHER CHARGES INCLUDE DEDUCTIONS FROM PREMIUMS, COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE CHARGE.


The GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, and GVIT Gartmore GVIT Investor Destinations Aggressive Fund were added to the variable account on January 25, 2002. Therefore, no performance information is available.

The American Century Variable Portfolios, Inc. - American Century VP Ultra Fund:
Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio:
Service Shares, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Global Financial Services Fund: Class I, GVIT Gartmore GVIT Global Health Sciences Fund: Class I, GVIT Gartmore GVIT Global Utilities Fund: Class I, GVIT Gartmore GVIT Nationwide Leaders Fund: Class I, and GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class I were added to the variable account on May 1, 2002. Therefore, no performance information is available.

Appendix C:  Performance Summary Information (CVUL Vision - Prior "A")

The following performance tables display historical investment results of the underlying mutual fund sub-accounts. This information may be useful in helping potential investors in deciding which underlying mutual fund sub-accounts to choose and in assessing the competence of the underlying mutual funds' investment advisers. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolios of the underlying mutual funds, and the market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return and the principal value of the underlying mutual fund sub-accounts are not guaranteed and will fluctuate so that a policy owner's units, when redeemed, may be worth more or less than their original cost.

                         PERFORMANCE TABLES TOTAL RETURN

----------------------------------------------------------------------------------------------------------------------------------
                                                                      Annual Percentage Change    Non-annualized Percentage Change
------------------------------------- ------------- ------------- ------------------------------- --------------------------------
                                         Fund           Unit                                          1 mo     1 Yr      2 Yrs
   UNDERLYING INVESTMENT OPTIONS       Inception       Values        1999      2000        2001        To       to        to
                                         Date**       12/31/01                                     12/31/01  12/31/01  12/31/01
------------------------------------- ------------- ------------- ---------- -------- ----------- ---------- -------- --------- --
American Century Variable               01-May-91      9.768970       9.40     -3.23      -3.94       0.42    -3.94      -7.05
Portfolios, Inc. - American
Century VP Balanced Fund: Class I
American Century Variable               20-Nov-87     10.990234      63.58      8.38     -28.37       2.70   -28.37     -22.36
Portfolios, Inc. - American
Century VP Capital Appreciation
Fund: Class I
American Century Variable               30-Oct-97     10.404509      17.32    -11.15      -8.74       2.02    -8.74     -18.92
Portfolios, Inc. - American
Century VP Income & Growth Fund:
Class I
American Century Variable               02-May-94      9.326990      63.10    -17.33     -29.47       1.35   -29.47     -41.69
Portfolios, Inc. - American
Century VP International Fund:
Class I
American Century Variable               01-May-96     12.241061      -1.44     17.44      12.35       3.73    12.35      31.94
Portfolios, Inc. - American
Century VP Value Fund: Class I
Credit Suisse Trust - Global            30-Sep-96      8.471776      62.56    -19.43     -28.93       3.92   -28.93     -42.74
Post-Venture Capital Portfolio
Credit Suisse Trust -                   30-Jun-95      7.767318      52.54    -26.35     -22.60       1.80   -22.60     -42.99
International Focus Portfolio
Credit Suisse Trust - Small             30-Jun-95      8.996921      68.10    -18.61     -16.36       7.82   -16.36     -31.93
Company Growth Portfolio
Dreyfus Investment Portfolios -         30-Apr-99      9.025727       0.00     -2.59     -28.43       1.61   -28.43     -30.28
European Equity Portfolio: Initial
Shares
Dreyfus Stock Index Fund, Inc.:         29-Sep-89     10.471621      19.89     -9.83     -12.55       0.79   -12.55     -21.14
Initial Shares
Dreyfus Variable Investment Fund -      05-Apr-93     10.939900      10.79     -1.24      -9.69       0.00    -9.69     -10.81
Appreciation Portfolio: Initial
Shares
Dreyfus Variable Investment Fund -      02-May-94      9.577914      16.19     -4.36      -6.24       1.65    -6.24     -10.32
Growth & Income Portfolio: Initial
Shares
Federated Insurance Series -            03-May-99     11.649181       0.00      9.80       7.58      -0.65     7.58      18.12
Federated Quality Bond Fund II:
Primary Shares
Fidelity VIP Equity-Income              09-Oct-86      9.579298       5.70      7.78      -5.35       2.17    -5.35       2.01
Portfolio:  Initial Class
Fidelity VIP Growth Portfolio:          09-Oct-86      8.555147      36.64    -11.52     -17.99       0.59   -17.99     -27.44
Initial Class
Fidelity VIP High Income                19-Sep-85      8.802536       8.15    -22.47     -12.10      -0.19   -12.10     -31.85
Portfolio:  Initial Class
Fidelity VIP II Asset Manager           01-Sep-89      9.716913      10.43     -4.50      -4.49       1.08    -4.49      -8.79
Portfolio: Initial Class
Fidelity VIP II Contrafund?             03-Jan-95      9.029797      23.53     -7.19     -12.61       2.36   -12.61     -18.89
Portfolio: Initial Class
Fidelity VIP III Growth                 03-Jan-95      8.842970       3.65    -17.57     -14.78       1.03   -14.78     -29.75
Opportunities Portfolio:  Initial
Class
Fidelity VIP Overseas Portfolio:        28-Jan-87      7.887510      41.80    -19.60     -21.50      -0.11   -21.50     -36.88
Initial Class
GVIT Comstock GVIT Value Fund:          31-Oct-97      9.726929      18.04    -10.96     -12.62       0.95   -12.62     -22.20
Class I
GVIT Dreyfus GVIT Mid Cap Index         31-Oct-97     13.342471      20.21     14.52      -1.72       5.10    -1.72      12.56
Fund: Class I
GVIT Federated GVIT High Income         31-Oct-97      9.794650       2.80     -8.62       3.62      -0.33     3.62      -5.31
Bond Fund: Class I
GVIT Gartmore GVIT Emerging             30-Aug-00      8.219735       0.00      0.00      -5.58       7.45    -5.58       0.00
Markets Fund: Class I
GVIT Gartmore GVIT Global               30-Jun-00      3.429593       0.00      0.00     -42.96       0.68   -42.96       0.00
Technology and Communications
Fund: Class I
GVIT Gartmore GVIT Government Bond      08-Nov-82     12.419760      -2.93     11.87       6.81      -0.84     6.81      19.49
Fund: Class I
GVIT Gartmore GVIT Growth Fund:         15-Apr-92      6.087822       3.65    -26.98     -28.43       1.21   -28.43     -47.75
Class I
GVIT Gartmore GVIT International        30-Aug-00      6.566849       0.00      0.00     -28.95       0.79   -28.95       0.00
Growth Fund: Class I
GVIT Gartmore GVIT Money Market         10-Nov-81     11.743544       4.22      5.39       3.17       0.10     3.17       8.73
Fund: Class I
GVIT Gartmore GVIT Total Return         08-Nov-82      9.251754       6.30     -2.70     -12.19       1.49   -12.19     -14.56
Fund: Class I
GVIT Gartmore GVIT Worldwide            31-Oct-97      8.970354      22.46    -12.66     -19.24       2.17   -19.24     -29.46
Leaders Fund: Class I
GVIT GVIT Small Cap Growth Fund:        03-May-99     15.161271       0.00    -16.68     -11.21       4.66   -11.21     -26.02
Class I
GVIT GVIT Small Cap Value Fund:         31-Oct-97     15.460620      27.08     10.54      27.74       7.01    27.74      41.21
Class I
GVIT GVIT Small Company Fund:           23-Oct-95     13.093906      43.18      8.25      -7.09       4.27    -7.09       0.57
Class I
GVIT J.P. Morgan GVIT Balanced          31-Oct-97      9.575644       0.49     -0.73      -4.22       0.18    -4.22      -4.92
Fund: Class I
GVIT MAS GVIT Multi Sector Bond         31-Oct-97     11.036224       0.95      5.03       3.75      -0.33     3.75       8.97
Fund: Class I*
GVIT Strong GVIT Mid Cap Growth         31-Oct-97     11.327538      83.70    -15.89     -30.60       1.72   -30.60     -41.63
Fund: Class I
GVIT Turner GVIT Growth Focus           30-Jun-00      3.848878       0.00      0.00     -39.28      -0.31   -39.28       0.00
Fund: Class I
Janus Aspen Series - Capital            01-May-97      6.388873      65.98    -19.82     -22.16       1.29   -22.16     -37.58
Appreciation Portfolio: Service
Shares
Janus Aspen Series - Global             18-Jan-00      4.094407       0.00      0.00     -37.58       1.46   -37.58       0.00
Technology Portfolio: Service
Shares
Janus Aspen Series - International      02-May-94      6.286392      81.27    -17.45     -23.75       3.76   -23.75     -37.06
Growth Portfolio: Service Shares
Neuberger Berman AMT Growth             10-Sep-84      7.603675      49.53    -12.19     -30.65       2.18   -30.65     -39.11
Portfolio
Neuberger Berman AMT Guardian           03-Nov-97     10.563782      14.25      0.53      -1.92       1.14    -1.92      -1.40
Portfolio
Neuberger Berman AMT Limited            10-Sep-84     10.785897       0.87      6.15       8.33      -0.11     8.33      14.99
Maturity Bond Portfolio
Neuberger Berman AMT Mid-Cap            03-Nov-97     11.978031      53.00     -8.02     -24.95       2.26   -24.95     -30.97
Growth Portfolio
Neuberger Berman AMT Partners           22-Mar-94      9.693032       6.73      0.10      -3.23       2.62    -3.23      -3.14
Portfolio
Oppenheimer Variable Account Funds      15-Aug-86     10.720152      82.56    -11.78     -31.56       2.41   -31.56     -39.62
- Oppenheimer Aggressive Growth
Fund/VA: Initial Class


-----------------------------------------------------------------------------------------------------
                                      Non-annualized Percentage Change  Annualized Percentage Change
------------------------------------- -------------------------------- ------------------------------
                                         3 Yrs      5 Yrs   Inception     3 Yrs     5 Yrs  Inception
   UNDERLYING INVESTMENT OPTIONS          to         to         to         to        to       To
                                       12/31/01   12/31/01   12/31/01   12/31/01  12/31/01 12/31/01
------------------------------------- --------- ---------- ----------- ---------- -------- ----------
American Century Variable                 1.69     34.73     130.66       0.56      6.14      8.15
Portfolios, Inc. - American
Century VP Balanced Fund: Class I
American Century Variable                27.00     18.77     186.76       8.29      3.50      7.75
Portfolios, Inc. - American
Century VP Capital Appreciation
Fund: Class I
American Century Variable                -4.87      0.00      29.20      -1.65      0.00      6.34
Portfolios, Inc. - American
Century VP Income & Growth Fund:
Class I
American Century Variable                -4.90     32.40      60.98      -1.66      5.77      6.41
Portfolios, Inc. - American
Century VP International Fund:
Class I
American Century Variable                30.04     69.79      89.91       9.15     11.17     11.99
Portfolios, Inc. - American
Century VP Value Fund: Class I
Credit Suisse Trust - Global             -6.93     12.86       8.38      -2.36      2.45      1.54
Post-Venture Capital Portfolio
Credit Suisse Trust -                   -13.04    -11.53       3.47      -4.55     -2.42      0.53
International Focus Portfolio
Credit Suisse Trust - Small              14.43     27.03      79.42       4.60      4.90      9.41
Company Growth Portfolio
Dreyfus Investment Portfolios -           0.00      0.00     -10.27       0.00      0.00     -3.98
European Equity Portfolio: Initial
Shares
Dreyfus Stock Index Fund, Inc.:          -5.45     59.28     283.24      -1.85      9.76     11.59
Initial Shares
Dreyfus Variable Investment Fund -       -1.19     62.81     193.61      -0.40     10.24     13.12
Appreciation Portfolio: Initial
Shares
Dreyfus Variable Investment Fund -        4.20     33.79     157.76       1.38      6.00     13.16
Growth & Income Portfolio: Initial
Shares
Federated Insurance Series -              0.00      0.00      16.49       0.00      0.00      5.91
Federated Quality Bond Fund II:
Primary Shares
Fidelity VIP Equity-Income                7.82     52.37     420.52       2.54      8.79     11.44
Portfolio:  Initial Class
Fidelity VIP Growth Portfolio:           -0.85     68.77     571.86      -0.29     11.03     13.33
Initial Class
Fidelity VIP High Income                -26.30    -17.03     180.14      -9.67     -3.67      6.53
Portfolio:  Initial Class
Fidelity VIP II Asset Manager             0.72     38.16     204.11       0.24      6.68      9.44
Portfolio: Initial Class
Fidelity VIP II Contrafund?               0.19     59.77     170.67       0.06      9.82     15.31
Portfolio: Initial Class
Fidelity VIP III Growth                 -27.19     16.53      82.69     -10.04      3.11      9.00
Opportunities Portfolio:  Initial
Class
Fidelity VIP Overseas Portfolio:        -10.50     11.23     129.11      -3.63      2.15      5.71
Initial Class
GVIT Comstock GVIT Value Fund:           -8.16      0.00       7.05      -2.80      0.00      1.65
Class I
GVIT Dreyfus GVIT Mid Cap Index          35.30      0.00      47.99      10.60      0.00      9.86
Fund: Class I
GVIT Federated GVIT High Income          -2.66      0.00       4.78      -0.90      0.00      1.13
Bond Fund: Class I
GVIT Gartmore GVIT Emerging               0.00      0.00     -29.17       0.00      0.00    -22.76
Markets Fund: Class I
GVIT Gartmore GVIT Global                 0.00      0.00     -57.33       0.00      0.00    -43.33
Technology and Communications
Fund: Class I
GVIT Gartmore GVIT Government Bond       15.98     36.89     358.23       5.07      6.48      8.28
Fund: Class I
GVIT Gartmore GVIT Growth Fund:         -45.84     -6.43      70.59     -18.49     -1.32      5.66
Class I
GVIT Gartmore GVIT International          0.00      0.00     -38.81       0.00      0.00    -30.76
Growth Fund: Class I
GVIT Gartmore GVIT Money Market          13.32     24.08     223.44       4.26      4.41      6.00
Fund: Class I
GVIT Gartmore GVIT Total Return          -9.18     37.14     850.24      -3.16      6.52     12.48
Fund: Class I
GVIT Gartmore GVIT Worldwide            -13.62      0.00       3.57      -4.76      0.00      0.85
Leaders Fund: Class I
GVIT GVIT Small Cap Growth Fund:          0.00      0.00      51.11       0.00      0.00     16.80
Class I
GVIT GVIT Small Cap Value Fund:          79.45      0.00      69.94      21.52      0.00     13.57
Class I
GVIT GVIT Small Company Fund:            44.00     68.66     135.30      12.92     11.02     14.83
Class I
GVIT J.P. Morgan GVIT Balanced           -4.45      0.00       4.30      -1.51      0.00      1.02
Fund: Class I
GVIT MAS GVIT Multi Sector Bond          10.00      0.00      13.24       3.23      0.00      3.03
Fund: Class I*
GVIT Strong GVIT Mid Cap Growth           7.22      0.00      24.70       2.35      0.00      5.44
Fund: Class I
GVIT Turner GVIT Growth Focus             0.00      0.00     -63.87       0.00      0.00    -49.27
Fund: Class I
Janus Aspen Series - Capital              3.60      0.00     105.41       1.19      0.00     16.69
Appreciation Portfolio: Service
Shares
Janus Aspen Series - Global               0.00      0.00     -59.11       0.00      0.00    -36.76
Technology Portfolio: Service
Shares
Janus Aspen Series - International       14.10     56.64     148.60       4.49      9.39     12.62
Growth Portfolio: Service Shares
Neuberger Berman AMT Growth              -8.95     34.10     468.71      -3.08      6.04     10.57
Portfolio
Neuberger Berman AMT Guardian            12.65      0.00      54.98       4.05      0.00     11.11
Portfolio
Neuberger Berman AMT Limited             15.99     27.71     227.37       5.07      5.01      7.09
Maturity Bond Portfolio
Neuberger Berman AMT Mid-Cap              5.62      0.00      71.27       1.84      0.00     13.81
Growth Portfolio
Neuberger Berman AMT Partners             3.38     39.71     137.37       1.11      6.92     11.76
Portfolio
Oppenheimer Variable Account Funds       10.24     36.70     482.37       3.30      6.45     12.14
- Oppenheimer Aggressive Growth
Fund/VA: Initial Class

----------------------------------------------------------------------------------------------------------------------------------
                                                                      Annual Percentage Change    Non-annualized Percentage Change
------------------------------------- ------------- ------------- ------------------------------- --------------------------------
                                         Fund           Unit                                          1 mo     1 Yr      2 Yrs
   UNDERLYING INVESTMENT OPTIONS       Inception       Values        1999      2000        2001        To       to        to
                                         Date**       12/31/01                                     12/31/01  12/31/01  12/31/01
------------------------------------- ------------- ------------- ---------- -------- ----------- ---------- -------- --------- --

Oppenheimer Variable Account Funds     03-Apr-85     10.650688      -2.11      5.47        7.34      -1.01     7.34      13.21
- Oppenheimer Bond Fund/VA:
Initial Class
Oppenheimer Variable Account Funds     03-Apr-85     13.013036      40.81     -0.82      -12.94       1.63   -12.94     -13.66
- Oppenheimer Capital Appreciation
Fund/VA: Initial Class
Oppenheimer Variable Account Funds     12-Nov-90      8.386697      57.57      4.46      -12.40       2.34   -12.40      -8.49
- Oppenheimer Global Securities
Fund/VA: Initial Class
Oppenheimer Variable Account Funds     05-Jul-95      8.809927      20.99     -9.32      -10.53       1.68   -10.53     -18.88
- Oppenheimer Main Street Growth &
Income Fund/VA: Initial Class
Oppenheimer Variable Account Funds     09-Feb-87     10.255584      11.13      5.81        1.79       1.15     1.79       7.70
- Oppenheimer Multiple Strategies
Fund/VA: Initial Class
Strong Opportunity Fund II, Inc.       08-May-92      9.447854      34.12      5.96       -4.11       4.04    -4.11       1.61
Strong Variable Insurance Funds,       08-May-92     11.539004       4.46      3.77        3.65       4.31     3.65       7.56
Inc. - International Stock Fund II
Strong Variable Insurance Funds,       20-Oct-95      7.139083      86.13    -39.90      -22.46       2.02   -22.46     -53.40
Inc. - Strong Discovery Fund II,
Inc.
The Dreyfus Socially Responsible       06-Oct-93      9.867078      29.32    -11.57      -22.90      -0.39   -22.90     -31.82
Growth Fund, Inc.: Initial Shares
The Universal Institutional Funds,     16-Jun-97     10.605749      28.62     10.71        9.66       2.50     9.66      21.40
Inc. - Emerging Markets Debt
Portfolio
The Universal Institutional Funds,     18-Oct-99      6.101338       0.00     -7.68      -29.71       2.43   -29.71     -35.11
Inc. - Mid Cap Growth Portfolio
The Universal Institutional Funds,     03-Jul-95     11.990690      -3.95     27.30        9.38       2.67     9.38      39.24
Inc. - U.S. Real Estate Portfolio
Van Eck Worldwide Insurance Trust      01-Sep-89      9.353593      -8.38      1.26       -5.49      -3.42    -5.49      -4.30
- Worldwide Bond Fund
Van Eck Worldwide Insurance Trust      21-Dec-95      7.142729      99.15    -42.23       -2.22       6.51    -2.22     -43.51
- Worldwide Emerging Markets Fund
Van Eck Worldwide Insurance Trust      01-Sep-89      8.161281      20.29     10.74      -10.82       4.05   -10.82      -1.24
- Worldwide Hard Assets Fund



----------------------------------------------------------------------------------------------------
                                     Non-annualized Percentage Change  Annualized Percentage Change
------------------------------------ -------------------------------- ------------------------------
                                        3 Yrs      5 Yrs   Inception     3 Yrs     5 Yrs  Inception
   UNDERLYING INVESTMENT OPTIONS         to         to         to         to        to       To
                                      12/31/01   12/31/01   12/31/01   12/31/01  12/31/01 12/31/01
------------------------------------ --------- ---------- ----------- ---------- -------- ----------

Oppenheimer Variable Account Funds     10.82     27.78     274.57       3.48      5.02      8.21
- Oppenheimer Bond Fund/VA:
Initial Class
Oppenheimer Variable Account Funds     21.57     88.73     766.10       6.73     13.54     13.76
- Oppenheimer Capital Appreciation
Fund/VA: Initial Class
Oppenheimer Variable Account Funds     44.18     99.04     257.89      12.97     14.76     12.13
- Oppenheimer Global Securities
Fund/VA: Initial Class
Oppenheimer Variable Account Funds     -1.85     34.55     121.37      -0.62      6.11     13.03
- Oppenheimer Main Street Growth &
Income Fund/VA: Initial Class
Oppenheimer Variable Account Funds     19.69     47.87     321.75       6.18      8.14     10.15
- Oppenheimer Multiple Strategies
Fund/VA: Initial Class
Strong Opportunity Fund II, Inc.       36.28     91.84     317.64      10.87     13.92     15.98
Strong Variable Insurance Funds,       12.36     32.65     120.84       3.96      5.81      8.56
Inc. - International Stock Fund II
Strong Variable Insurance Funds,      -13.26    -29.43     -20.64      -4.63     -6.73     -3.66
Inc. - Strong Discovery Fund II,
Inc.
The Dreyfus Socially Responsible      -11.83     44.79     152.46      -4.11      7.68     11.90
Growth Fund, Inc.: Initial Shares
The Universal Institutional Funds,     56.14      0.00      11.63      16.01      0.00      2.45
Inc. - Emerging Markets Debt
Portfolio
The Universal Institutional Funds,      0.00      0.00     -10.25       0.00      0.00     -4.79
Inc. - Mid Cap Growth Portfolio
The Universal Institutional Funds,     33.74     41.86     114.10      10.18      7.24     12.44
Inc. - U.S. Real Estate Portfolio
Van Eck Worldwide Insurance Trust     -12.32      0.03      57.43      -4.29      0.01      3.75
- Worldwide Bond Fund
Van Eck Worldwide Insurance Trust      12.50    -35.25     -19.26       4.00     -8.33     -3.49
- Worldwide Emerging Markets Fund
Van Eck Worldwide Insurance Trust      18.80    -20.34      36.35       5.91     -4.45      2.55
- Worldwide Hard Assets Fund



**The underlying mutual fund Inception Date is the date the underlying mutual fund first became effective, which is not necessarily the same date the underlying mutual fund was first made available through the variable account. For those underlying mutual funds which have not been offered as sub-accounts through the variable account for one of the quoted periods, the total return figures will show the investment performance such underlying mutual funds would have achieved (reduced by the asset charge and Fund investment advisory fees and expenses) had they been offered as sub-accounts through the variable account for the period quoted. Certain underlying mutual funds are not as old as some of the periods quoted, therefore, total return figures may not be available for all of the periods shown.

The preceding table displays three types of total return. Simply stated, total return shows the percent change in unit values, with dividends and capital gains reinvested, after the deduction of a 0.40% asset charge (and the deduction of applicable investment advisory fees and other expenses of the underlying mutual funds). The total return figures shown in the Annual Percentage Change and Annualized Percentage Change columns represent annualized figures, i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period quoted. The Non-Annualized Percentage Change total return figures are not annual return figures but instead represent the total percentage change in unit value over the stated periods without annualization. THE TOTAL RETURN FIGURES DO NOT TAKE INTO ACCOUNT THE SEVERAL OTHER POLICY CHARGES WHICH ARE DESCRIBED IN THE "POLICY CHARGES" SECTION. THESE OTHER CHARGES INCLUDE DEDUCTIONS FROM PREMIUMS, COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE CHARGE.


The GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, and GVIT Gartmore GVIT Investor Destinations Aggressive Fund were added to the variable account on January 25, 2002. Therefore, no performance information is available.

The American Century Variable Portfolios, Inc. - American Century VP Ultra Fund:
Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio:
Service Shares, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Global Financial Services Fund: Class I, GVIT Gartmore GVIT Global Health Sciences Fund: Class I, GVIT Gartmore GVIT Global Utilities Fund: Class I, GVIT Gartmore GVIT Nationwide Leaders Fund: Class I, and GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class I were added to the variable account on May 1, 2002. Therefore, no performance information is available.

                          Independent Auditors' Report

The Board of Directors of Nationwide Life and Annuity Insurance Company and
  Contract Owners of Nationwide VL Separate Account-C:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VL Separate Account-C (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Columbus, Ohio
February 20, 2002

                        NATIONWIDE VL SEPARATE ACCOUNT-C
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 2001

ASSETS:

  Investments at fair value:

    American Century VP - American Century VP Balanced (ACVPBal)
      89,850 shares (cost $584,771) ....................................................   $    592,113

    American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
      105,176 shares (cost $865,992) ...................................................        788,822

    American Century VP - American Century VP Income & Growth (ACVPIncGr)
      1,073,658 shares (cost $7,314,373) ...............................................      6,935,832

    American Century VP - American Century VP International (ACVPInt)
      3,130,509 shares (cost $25,315,459) ..............................................     20,630,055

    American Century VP - American Century VP Value (ACVPValue)
      992,117 shares (cost $6,702,980) .................................................      7,381,349

    Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSWPGPV)
      52,632 shares (cost $545,907) ....................................................        511,587

    Credit Suisse Trust - International Equity Portfolio (CSWPIntEq)
      21,757 shares (cost $178,914) ....................................................        181,453

    Credit Suisse Trust - Large Cap Value Portfolio (CSWPVal)
      8,174 shares (cost $102,883) .....................................................        104,707

    Credit Suisse Trust - Small Cap Growth Portfolio (CSWPSmCoGr)
      400,723 shares (cost $5,690,244) .................................................      5,614,132

    Dreyfus IP - European Equity Portfolio (DryEuroEq)
      311 shares (cost $3,515) .........................................................          3,321

    The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
      18,265 shares (cost $530,626) ....................................................        487,122

    Dreyfus Stock Index Fund (DryStkIx)
      1,664,636 shares (cost $55,686,021) ..............................................     48,873,713

    Dreyfus VIF - Appreciation Portfolio (DryAp)
      420,638 shares (cost $15,709,621) ................................................     14,713,933

    Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
      29,681 shares (cost $629,304) ....................................................        642,585

    Federated IS - Federated Quality Bond Fund II (FISFedQual)
      90,670 shares (cost $1,001,561) ..................................................      1,021,851

    Fidelity(R) VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
      21,269 shares (cost $468,196) ....................................................        483,873

    Fidelity(R) VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
      164,298 shares (cost $3,449,650) .................................................      3,724,624

    Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr)
      199,099 shares (cost $7,011,907) .................................................      6,691,734

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED

    Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS)
      487,825 shares (cost $20,784,650) ................................................     16,332,394

    Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI)
      341,427 shares (cost $2,406,578) .................................................      2,188,549

    Fidelity(R) VIP - High Income Portfolio: Service Class (FidVIPHIS)
      170,135 shares (cost $1,189,558) .................................................      1,085,463

    Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)
      187,005 shares (cost $2,992,179) .................................................      2,595,623

    Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)
      244,058 shares (cost $3,903,813) .................................................      3,375,317

    Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class (FidVIPAM)
      623,062 shares (cost $9,056,360) .................................................      9,040,629

    Fidelity(R) VIP II - Contrafund Portfolio: Initial Class (FidVIPCon)
      63,647 shares (cost $1,295,180) ..................................................      1,281,219

    Fidelity(R) VIP II - Contrafund Portfolio: Service Class (FidVIPConS)
      275,589 shares (cost $6,390,657) .................................................      5,528,315

    Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
      60,550 shares (cost $950,746) ....................................................        916,127

    Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
      134,733 shares (cost $2,221,716) .................................................      2,035,811

    Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
      130,285 shares (cost $2,672,254) .................................................      2,679,959

    Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
      148,036 shares (cost $621,101) ...................................................        603,988

    Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
      52,009 shares (cost $1,246,088) ..................................................      1,211,814

    Nationwide(R) SAT - Capital Appreciation Fund Class I (NSATCapAp)
      224,042 shares (cost $3,049,689) .................................................      2,363,646

    Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I (NSATMidCapIx)
      95,178 shares (cost $1,229,207) ..................................................      1,253,495

    Nationwide(R) SAT - Federated Equity Income Fund Class I (NSATEqInc)
      32,270 shares (cost $354,056) ....................................................        334,967

    Nationwide(R) SAT - Federated High Income Bond Fund Class I (NSATHIncBd)
      266,177 shares (cost $2,084,777) .................................................      1,980,359

    Nationwide(R) SAT - Global 50 Fund Class I (NSATGlob50)
      127,737 shares (cost $1,497,618) .................................................      1,185,398

    Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd)
      5,410,230 shares (cost $63,509,444) ..............................................     63,083,287

    Nationwide(R) SAT - J.P. Morgan Balanced Fund Class I (NSATBal)
      275,892 shares (cost $2,663,838) .................................................      2,593,381

    Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I (NSATMSecBd)
      159,364 shares (cost $1,473,424) .................................................      1,456,587

    Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt)
      90,557,381 shares (cost $90,557,381) .............................................     90,557,381

    Nationwide(R) SAT - Small Cap Growth Fund Class I (NSATSmCapG)
      16,054 shares (cost $221,949) ....................................................        232,469

    Nationwide(R) SAT - Small Cap Value Fund Class I (NSATSmCapV)
      749,585 shares (cost $7,701,752) .................................................      7,765,701

    Nationwide(R) SAT - Small Company Fund Class I (NSATSmCo)
      523,409 shares (cost $9,864,604) .................................................      9,756,346

    Nationwide(R) SAT - Strategic Value Fund Class I (NSATStrVal)
      82,435 shares (cost $798,164) ....................................................        795,496

    Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I (NSATStMCap)
      75,481 shares (cost $984,008) ....................................................        874,830

    Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe)
      193,855 shares (cost $1,905,849) .................................................      1,917,226

    Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
      81,992 shares (cost $1,029,205) ..................................................        944,553

    Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
      160,899 shares (cost $2,377,166) .................................................      2,355,560

    Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
      480,259 shares (cost $6,399,914) .................................................      6,469,083

    Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
      57,062 shares (cost $1,040,746) ..................................................        966,625

    Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
      438,296 shares (cost $6,943,614) .................................................      6,618,273

    Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
      201,294 shares (cost $9,717,783) .................................................      8,196,692

    Oppenheimer Bond Fund/VA (OppBdFd)
      183,585 shares (cost $2,064,637) .................................................      2,057,989

    Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
      324,510 shares (cost $13,735,615) ................................................     11,870,562

    Oppenheimer Global Securities Fund/VA (OppGlSec)
      94,857 shares (cost $2,320,594) ..................................................      2,166,529

    Oppenheimer Main Street Growth & Income Fund/VA (OppMSGrInc)
      26,772 shares (cost $488,754) ....................................................        508,402

    Oppenheimer Multiple Strategies Fund/VA (OppMult)
      61,906 shares (cost $925,162) ....................................................        953,360

    Strong Opportunity Fund II, Inc. (StOpp2)
      425,303 shares (cost $9,422,904) .................................................      8,272,140

    Strong VIF - Strong Discovery Fund II (StDisc2)
      1,469 shares (cost $14,289) ......................................................         15,156

    Strong VIF - Strong International Stock Fund II (StIntStk2)
      37,269 shares (cost $265,618) ....................................................        277,278

    UIF - Emerging Markets Debt Portfolio (UIFEmMkt)
      9,559 shares (cost $68,472) ......................................................         66,337

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED

    UIF - Mid Cap Growth Portfolio (UIFMidCapG)
      19,523 shares (cost $158,909) ....................................................        170,440

    UIF - U.S. Real Estate Portfolio (UIFUSRE)
      151,802 shares (cost $1,821,337) .................................................      1,833,770

    Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
      49,330 shares (cost $397,286) ....................................................        401,547

    Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
      13,933 shares (cost $160,444) ....................................................        148,948
                                                                                           ------------
        Total investments ..............................................................    408,701,827

  Accounts receivable ..................................................................         61,878
                                                                                           ------------
        Total assets ...................................................................    408,763,705

ACCOUNTS PAYABLE .......................................................................             --
                                                                                           ------------
CONTRACT OWNERS' EQUITY (NOTE 6) .......................................................   $408,763,705
                                                                                           ============

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                         TOTAL
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   7,957,377        4,753,450        1,347,823
  Mortality and expense risk charges (note 3) ...      (1,374,166)        (673,704)        (268,225)
                                                    -------------    -------------    -------------
    Net investment income .......................       6,583,211        4,079,746        1,079,598
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........     239,668,602      108,103,622      103,737,887
  Cost of mutual fund shares sold ...............    (272,170,311)    (102,906,446)     (99,106,410)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........     (32,501,709)       5,197,176        4,631,477
  Change in unrealized gain (loss)
    on investments ..............................     (10,364,207)     (26,383,622)       8,306,165
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............     (42,865,916)     (21,186,446)      12,937,642
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................      10,672,065        5,705,693        1,145,941
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ (25,610,640)     (11,401,007)      15,163,181
                                                    =============    =============    =============

                                                                        ACVPBAL
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          14,224               --               --
  Mortality and expense risk charges (note 3) ...          (1,840)              --               --
                                                    -------------    -------------    -------------
    Net investment income .......................          12,384               --               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         482,803               --               --
  Cost of mutual fund shares sold ...............        (514,588)              --               --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........         (31,785)              --               --
  Change in unrealized gain (loss)
    on investments ..............................           7,343               --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............         (24,442)              --               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................          16,886               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........           4,828               --               --
                                                    =============    =============    =============

                                                                       ACVPCAPAP
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              --               --               --
  Mortality and expense risk charges (note 3) ...          (2,959)              --               --
                                                    -------------    -------------    -------------
    Net investment income .......................          (2,959)              --               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         721,375               --               --
  Cost of mutual fund shares sold ...............      (1,192,811)              --               --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (471,436)              --               --
  Change in unrealized gain (loss)
    on investments ..............................         (77,171)              --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (548,607)              --               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................         357,574               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        (193,992)              --               --
                                                    =============    =============    =============

                                                                       ACVPINCGR
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      54,204           32,482              165
  Mortality and expense risk charges (note 3) ...         (20,744)         (19,811)          (8,955)
                                                    -------------    -------------    -------------
    Net investment income .......................          33,460           12,671           (8,790)
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       4,813,547        4,964,907        1,354,371
  Cost of mutual fund shares sold ...............      (5,636,106)      (4,730,136)      (1,249,864)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (822,559)         234,771          104,507
  Change in unrealized gain (loss)
    on investments ..............................         248,115       (1,155,812)         474,730
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (574,444)        (921,041)         579,237
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $    (540,984)        (908,370)         570,447
                                                    =============    =============    =============

                                                                        ACVPINT
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          11,243            4,738               --
  Mortality and expense risk charges (note 3) ...         (54,641)         (18,343)          (6,057)
                                                    -------------    -------------    -------------
    Net investment income .......................         (43,398)         (13,605)          (6,057)
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       2,495,361        1,901,393        1,371,292
  Cost of mutual fund shares sold ...............      (4,083,035)      (1,260,492)      (1,113,862)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........      (1,587,674)         640,901          257,430
  Change in unrealized gain (loss)
    on investments ..............................      (3,938,827)      (1,710,454)         933,102
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............      (5,526,501)      (1,069,553)       1,190,532
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................       1,241,326           70,841               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      (4,328,573)      (1,012,317)       1,184,475
                                                    =============    =============    =============

                                                                       ACVPVALUE
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          87,367              599            1,471
  Mortality and expense risk charges (note 3) ...         (24,151)          (2,733)            (979)
                                                    -------------    -------------    -------------
    Net investment income .......................          63,216           (2,134)             492
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       3,917,776        1,002,500          531,207
  Cost of mutual fund shares sold ...............      (3,681,333)        (958,894)        (559,656)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........         236,443           43,606          (28,449)
  Change in unrealized gain (loss)
    on investments ..............................         519,108          155,813           (1,755)
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............         755,551          199,419          (30,204)
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --            1,532           13,940
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         818,767          198,817          (15,772)
                                                    =============    =============    =============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                         CSWPGPV
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $          --               --               --
  Mortality and expense risk charges (note 3) ...          (3,169)          (3,804)          (1,176)
                                                    -------------    -------------    -------------
    Net investment income .......................          (3,169)          (3,804)          (1,176)
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       1,110,146          393,851          386,218
  Cost of mutual fund shares sold ...............      (1,797,567)        (249,898)        (313,701)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (687,421)         143,953           72,517
  Change in unrealized gain (loss)
    on investments ..............................         334,138         (515,432)         110,736
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (353,283)        (371,479)         183,253
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --          139,296               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $    (356,452)        (235,987)         182,077
                                                    =============    =============    =============

                                                                        CSWPINTEQ
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              --            1,599            3,563
  Mortality and expense risk charges (note 3) ...          (1,150)          (1,529)          (1,380)
                                                    -------------    -------------    -------------
    Net investment income .......................          (1,150)              70            2,183
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         580,950          990,096          404,610
  Cost of mutual fund shares sold ...............        (755,568)        (962,437)        (342,261)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (174,618)          27,659           62,349
  Change in unrealized gain (loss)
    on investments ..............................          88,134         (201,518)         100,275
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............         (86,484)        (173,859)         162,624
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --           38,448               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         (87,634)        (135,341)         164,807
                                                    =============    =============    =============

                                                                         CSWPVAL
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              --            2,560            3,241
  Mortality and expense risk charges (note 3) ...          (1,099)          (1,098)          (1,366)
                                                    -------------    -------------    -------------
    Net investment income .......................          (1,099)           1,462            1,875
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         833,258          692,426        1,052,934
  Cost of mutual fund shares sold ...............        (839,679)        (752,247)        (971,396)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........          (6,421)         (59,821)          81,538
  Change in unrealized gain (loss)
    on investments ..............................         (24,223)          46,205          (55,089)
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............         (30,644)         (13,616)          26,449
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --            2,349            5,836
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         (31,743)          (9,805)          34,160
                                                    =============    =============    =============

                                                                       CSWPSMCOGR
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $          --               --               --
  Mortality and expense risk charges (note 3) ...         (16,398)              --               --
                                                    -------------    -------------    -------------
    Net investment income .......................         (16,398)              --               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         604,066               --               --
  Cost of mutual fund shares sold ...............        (683,860)              --               --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........         (79,794)              --               --
  Change in unrealized gain (loss)
    on investments ..............................         (76,112)              --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (155,906)              --               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $    (172,304)              --               --
                                                    =============    =============    =============

                                                                       DRYEUROEQ
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              20                2              602
  Mortality and expense risk charges (note 3) ...            (221)            (614)             (35)
                                                    -------------    -------------    -------------
    Net investment income .......................            (201)            (612)             567
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         590,523        1,304,301               18
  Cost of mutual fund shares sold ...............        (664,570)      (1,307,369)             (18)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........         (74,047)          (3,068)              --
  Change in unrealized gain (loss)
    on investments ..............................            (209)          (6,581)           6,597
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............         (74,256)          (9,649)           6,597
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --              146            2,828
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         (74,457)         (10,115)           9,992
                                                    =============    =============    =============

                                                                        DRYSRGRO
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................             308            2,483               13
  Mortality and expense risk charges (note 3) ...          (1,427)          (1,579)            (448)
                                                    -------------    -------------    -------------
    Net investment income .......................          (1,119)             904             (435)
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         626,778        1,121,290          224,745
  Cost of mutual fund shares sold ...............        (707,467)      (1,101,514)        (218,557)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........         (80,689)          19,776            6,188
  Change in unrealized gain (loss)
    on investments ..............................          (4,629)         (49,091)           9,379
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............         (85,318)         (29,315)          15,567
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --            3,622
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         (86,437)         (28,411)          18,754
                                                    =============    =============    =============

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                         DRYSTKIX
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     550,381          400,189          258,829
  Mortality and expense risk charges (note 3) ...        (185,664)        (154,372)         (81,140)
                                                    -------------    -------------    -------------
    Net investment income .......................         364,717          245,817          177,689
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........      27,882,996       12,382,303        3,342,223
  Cost of mutual fund shares sold ...............     (31,803,791)     (10,633,170)      (2,441,535)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........      (3,920,795)       1,749,133          900,688
  Change in unrealized gain (loss)
    on investments ..............................      (2,548,204)      (7,755,974)       2,590,489
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............      (6,468,999)      (6,006,841)       3,491,177
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................         257,859          746,066          210,845
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $  (5,846,423)      (5,014,958)       3,879,711
                                                    =============    =============    =============

                                                                          DRYAP
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         125,953           20,534            7,948
  Mortality and expense risk charges (note 3) ...         (49,033)          (9,305)          (4,651)
                                                    -------------    -------------    -------------
    Net investment income .......................          76,920           11,229            3,297
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       1,972,705        1,181,872        1,453,876
  Cost of mutual fund shares sold ...............      (2,114,117)      (1,115,235)      (1,373,176)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (141,412)          66,637           80,700
  Change in unrealized gain (loss)
    on investments ..............................        (931,436)        (116,656)          28,294
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............      (1,072,848)         (50,019)         108,994
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --           34,968            5,329
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        (995,928)          (3,822)         117,620
                                                    =============    =============    =============

                                                                        DRYGRINC
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................           3,573               --               --
  Mortality and expense risk charges (note 3) ...          (2,439)              --               --
                                                    -------------    -------------    -------------
    Net investment income .......................           1,134               --               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         681,540               --               --
  Cost of mutual fund shares sold ...............        (728,057)              --               --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........         (46,517)              --               --
  Change in unrealized gain (loss)
    on investments ..............................          13,282               --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............         (33,235)              --               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................          11,527               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         (20,574)              --               --
                                                    =============    =============    =============

                                                                       FISFEDQUAL
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       6,788              189               --
  Mortality and expense risk charges (note 3) ...          (1,370)            (677)              --
                                                    -------------    -------------    -------------
    Net investment income .......................           5,418             (488)              --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         143,385          507,420               --
  Cost of mutual fund shares sold ...............        (133,354)        (487,427)              --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........          10,031           19,993               --
  Change in unrealized gain (loss)
    on investments ..............................          11,973            8,318               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............          22,004           28,311               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................             688               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $      28,110           27,823               --
                                                    =============    =============    =============

                                                                        FIDVIPEI
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              --               --               --
  Mortality and expense risk charges (note 3) ...          (6,973)              --               --
                                                    -------------    -------------    -------------
    Net investment income .......................          (6,973)              --               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       4,237,085               --               --
  Cost of mutual fund shares sold ...............      (4,211,143)              --               --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........          25,942               --               --
  Change in unrealized gain (loss)
    on investments ..............................          15,677               --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............          41,619               --               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          34,646               --               --
                                                    =============    =============    =============

                                                                       FIDVIPEIS
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          57,416           10,995              148
  Mortality and expense risk charges (note 3) ...         (14,312)          (8,586)          (1,161)
                                                    -------------    -------------    -------------
    Net investment income .......................          43,104            2,409           (1,013)
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       3,738,353        3,303,921          599,706
  Cost of mutual fund shares sold ...............      (4,025,257)      (3,328,230)        (623,654)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (286,904)         (24,309)         (23,948)
  Change in unrealized gain (loss)
    on investments ..............................         121,115          109,215           43,792
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (165,789)          84,906           19,844
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................         169,378           42,410              327
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          46,693          129,725           19,158
                                                    =============    =============    =============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                        FIDVIPGR
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $          --               --               --
  Mortality and expense risk charges (note 3) ...         (21,206)              --               --
                                                    -------------    -------------    -------------
    Net investment income .......................         (21,206)              --               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       2,437,474               --               --
  Cost of mutual fund shares sold ...............      (2,481,947)              --               --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........         (44,473)              --               --
  Change in unrealized gain (loss)
    on investments ..............................        (320,173)              --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (364,646)              --               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $    (385,852)              --               --
                                                    =============    =============    =============

                                                                       FIDVIPGRS
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              --            9,556            2,889
  Mortality and expense risk charges (note 3) ...         (58,225)         (57,953)         (19,541)
                                                    -------------    -------------    -------------
    Net investment income .......................         (58,225)         (48,397)         (16,652)
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........      11,019,806        2,796,185        2,813,504
  Cost of mutual fund shares sold ...............     (15,511,418)      (2,437,771)      (2,273,564)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........      (4,491,612)         358,414          539,940
  Change in unrealized gain (loss)
    on investments ..............................      (1,407,400)      (4,688,043)       1,464,627
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............      (5,899,012)      (4,329,629)       2,004,567
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................       1,482,587        1,140,977          181,621
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      (4,474,650)      (3,237,049)       2,169,536
                                                    =============    =============    =============

                                                                        FIDVIPHI
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              --               --               --
  Mortality and expense risk charges (note 3) ...          (5,885)              --               --
                                                    -------------    -------------    -------------
    Net investment income .......................          (5,885)              --               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         391,590               --               --
  Cost of mutual fund shares sold ...............        (453,949)              --               --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........         (62,359)              --               --
  Change in unrealized gain (loss)
    on investments ..............................        (218,029)              --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (280,388)              --               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        (286,273)              --               --
                                                    =============    =============    =============

                                                                        FIDVIPHIS
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     482,621          129,079           96,332
  Mortality and expense risk charges (note 3) ...          (8,084)          (8,535)          (8,494)
                                                    -------------    -------------    -------------
    Net investment income .......................         474,537          120,544           87,838
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       3,995,215        1,454,852        5,782,461
  Cost of mutual fund shares sold ...............      (5,082,725)      (1,637,244)      (5,756,236)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........      (1,087,510)        (182,392)          26,225
  Change in unrealized gain (loss)
    on investments ..............................         363,540         (504,686)         (19,736)
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (723,970)        (687,078)           6,489
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --            3,601
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $    (249,433)        (566,534)          97,928
                                                    =============    =============    =============

                                                                        FIDVIPOV
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              --               --               --
  Mortality and expense risk charges (note 3) ...          (9,332)              --               --
                                                    -------------    -------------    -------------
    Net investment income .......................          (9,332)              --               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         713,677               --               --
  Cost of mutual fund shares sold ...............        (816,502)              --               --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (102,825)              --               --
  Change in unrealized gain (loss)
    on investments ..............................        (396,556)              --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (499,381)              --               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        (508,713)              --               --
                                                    =============    =============    =============

                                                                       FIDVIPOVS
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         165,804           22,282           10,719
  Mortality and expense risk charges (note 3) ...         (15,840)         (12,896)          (3,409)
                                                    -------------    -------------    -------------
    Net investment income .......................         149,964            9,386            7,310
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       2,898,251        2,412,124        1,042,748
  Cost of mutual fund shares sold ...............      (4,411,734)      (2,569,391)        (902,237)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........      (1,513,483)        (157,267)         140,511
  Change in unrealized gain (loss)
    on investments ..............................         (27,002)        (744,961)         194,669
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............      (1,540,485)        (902,228)         335,180
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................         264,927          144,214           17,288
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      (1,125,594)        (748,628)         359,778
                                                    =============    =============    =============

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                        FIDVIPAM
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $          --               --               --
  Mortality and expense risk charges (note 3) ...         (30,956)              --               --
                                                    -------------    -------------    -------------
    Net investment income .......................         (30,956)              --               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       4,046,800               --               --
  Cost of mutual fund shares sold ...............      (4,178,708)              --               --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (131,908)              --               --
  Change in unrealized gain (loss)
    on investments ..............................         (15,731)              --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (147,639)              --               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $    (178,595)              --               --
                                                    =============    =============    =============

                                                                       FIDVIPCON
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              --               --               --
  Mortality and expense risk charges (note 3) ...          (3,878)              --               --
                                                    -------------    -------------    -------------
    Net investment income .......................          (3,878)              --               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         993,590               --               --
  Cost of mutual fund shares sold ...............      (1,014,551)              --               --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........         (20,961)              --               --
  Change in unrealized gain (loss)
    on investments ..............................         (13,960)              --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............         (34,921)              --               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         (38,799)              --               --
                                                    =============    =============    =============

                                                                      FIDVIPCONS
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          35,716           13,786            6,774
  Mortality and expense risk charges (note 3) ...         (22,257)         (20,842)         (10,620)
                                                    -------------    -------------    -------------
    Net investment income .......................          13,459           (7,056)          (3,846)
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       1,693,815        2,649,583        2,968,067
  Cost of mutual fund shares sold ...............      (2,329,913)      (2,551,141)      (2,563,227)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (636,098)          98,442          404,840
  Change in unrealized gain (loss)
    on investments ..............................        (259,155)      (1,030,099)         221,798
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (895,253)        (931,657)         626,638
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................         142,864          500,421           49,679
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        (738,930)        (438,292)         672,471
                                                    =============    =============    =============

                                                                       FIDVIPGROP
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $          --               --               --
  Mortality and expense risk charges (note 3) ...          (3,302)              --               --
                                                    -------------    -------------    -------------
    Net investment income .......................          (3,302)              --               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       2,793,548               --               --
  Cost of mutual fund shares sold ...............      (2,920,732)              --               --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (127,184)              --               --
  Change in unrealized gain (loss)
    on investments ..............................         (34,618)              --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (161,802)              --               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $    (165,104)              --               --
                                                    =============    =============    =============

                                                                      FIDVIPGROPS
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................           7,463           31,207            3,879
  Mortality and expense risk charges (note 3) ...         (10,113)          (9,383)          (5,343)
                                                    -------------    -------------    -------------
    Net investment income .......................          (2,650)          21,824           (1,464)
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       2,031,491        2,118,365        2,065,595
  Cost of mutual fund shares sold ...............      (2,657,527)      (2,342,712)      (2,005,010)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (626,036)        (224,347)          60,585
  Change in unrealized gain (loss)
    on investments ..............................         158,300         (404,871)          18,884
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (467,736)        (629,218)          79,469
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --          164,127            7,581
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        (470,386)        (443,267)          85,586
                                                    =============    =============    =============

                                                                        JANCAPAP
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................           7,266               --               --
  Mortality and expense risk charges (note 3) ...          (1,900)              --               --
                                                    -------------    -------------    -------------
    Net investment income .......................           5,366               --               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         372,276               --               --
  Cost of mutual fund shares sold ...............        (410,289)              --               --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........         (38,013)              --               --
  Change in unrealized gain (loss)
    on investments ..............................           7,705               --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............         (30,308)              --               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         (24,942)              --               --
                                                    =============    =============    =============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                        JANGLTECH
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       6,978            7,425               --
  Mortality and expense risk charges (note 3) ...          (4,250)          (1,136)              --
                                                    -------------    -------------    -------------
    Net investment income .......................           2,728            6,289               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       2,033,394           29,242               --
  Cost of mutual fund shares sold ...............      (2,761,437)         (36,949)              --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (728,043)          (7,707)              --
  Change in unrealized gain (loss)
    on investments ..............................         201,710         (218,823)              --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (526,333)        (226,530)              --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $    (523,605)        (220,241)              --
                                                    =============    =============    =============

                                                                       JANINTGRO
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................           5,685           11,274               --
  Mortality and expense risk charges (note 3) ...          (2,713)            (393)              --
                                                    -------------    -------------    -------------
    Net investment income .......................           2,972           10,881               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         389,517            4,660               --
  Cost of mutual fund shares sold ...............        (576,832)          (5,251)              --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (187,315)            (591)              --
  Change in unrealized gain (loss)
    on investments ..............................          27,365          (61,639)              --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (159,950)         (62,230)              --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        (156,978)         (51,349)              --
                                                    =============    =============    =============

                                                                       NSATCAPAP
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              --            4,216           11,330
  Mortality and expense risk charges (note 3) ...          (9,221)          (9,916)          (5,775)
                                                    -------------    -------------    -------------
    Net investment income .......................          (9,221)          (5,700)           5,555
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       1,057,329        1,603,809        1,154,145
  Cost of mutual fund shares sold ...............      (2,258,485)      (1,821,336)      (1,109,478)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........      (1,201,156)        (217,527)          44,667
  Change in unrealized gain (loss)
    on investments ..............................         462,412       (1,010,651)        (170,272)
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (738,744)      (1,228,178)        (125,605)
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --          475,343          154,726
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        (747,965)        (758,535)          34,676
                                                    =============    =============    =============

                                                                      NSATMIDCAPIX
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       9,708            6,984              316
  Mortality and expense risk charges (note 3) .            (7,340)          (3,987)            (117)
                                                    -------------    -------------    -------------
    Net investment income .......................           2,368            2,997              199
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       1,931,749          745,622            5,855
  Cost of mutual fund shares sold ...............      (1,990,836)        (666,585)          (5,621)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........         (59,087)          79,037              234
  Change in unrealized gain (loss)
    on investments ..............................          17,444           13,660           (7,207)
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............         (41,643)          92,697           (6,973)
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................          20,120           44,858           36,162
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $     (19,155)         140,552           29,388
                                                    =============    =============    =============

                                                                       NSATEQINC
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          39,024            2,217              373
  Mortality and expense risk charges (note 3) ...          (7,185)            (914)            (518)
                                                    -------------    -------------    -------------
    Net investment income .......................          31,839            1,303             (145)
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........      13,232,605          189,607          212,638
  Cost of mutual fund shares sold ...............     (13,673,963)        (185,952)        (204,435)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (441,358)           3,655            8,203
  Change in unrealized gain (loss)
    on investments ..............................          11,840          (35,292)           4,363
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (429,518)         (31,637)          12,566
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               44
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        (397,679)         (30,334)          12,465
                                                    =============    =============    =============

                                                                       NSATHINCBD
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         206,106          137,254           21,764
  Mortality and expense risk charges (note 3) .            (8,534)          (5,062)          (1,034)
                                                    -------------    -------------    -------------
    Net investment income .......................         197,572          132,192           20,730
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       1,486,441          308,027          932,935
  Cost of mutual fund shares sold ...............      (1,748,994)        (325,244)        (944,309)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (262,553)         (17,217)         (11,374)
  Change in unrealized gain (loss)
    on investments ..............................         118,075         (218,826)          (6,600)
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (144,478)        (236,043)         (17,974)
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --              114
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          53,094         (103,851)           2,870
                                                    -------------    -------------    -------------

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                       NSATGLOB50
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      18,894            6,900              757
  Mortality and expense risk charges (note 3) ...          (3,584)          (3,974)          (1,632)
                                                    -------------    -------------    -------------
    Net investment income .......................          15,310            2,926             (875)
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         139,222          829,525          111,896
  Cost of mutual fund shares sold ...............        (189,011)        (787,449)        (112,521)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........         (49,789)          42,076             (625)
  Change in unrealized gain (loss)
    on investments ..............................        (156,810)        (228,343)          72,567
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (206,599)        (186,267)          71,942
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --           34,720           34,111
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $    (191,289)        (148,621)         105,178
                                                    =============    =============    =============

                                                                        NSATGVTBD
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................       2,211,164          974,327          313,001
  Mortality and expense risk charges (note 3) ...        (139,992)         (44,858)         (17,310)
                                                    -------------    -------------    -------------
    Net investment income .......................       2,071,172          929,469          295,691
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........      13,588,757       11,320,575        5,092,894
  Cost of mutual fund shares sold ...............     (12,445,549)     (11,335,847)      (5,283,703)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........       1,143,208          (15,272)        (190,809)
  Change in unrealized gain (loss)
    on investments ..............................      (1,179,115)         992,971         (231,270)
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............         (35,907)         977,699         (422,079)
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................          84,887               --           14,887
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       2,120,152        1,907,168         (111,501)
                                                    =============    =============    =============

                                                                         NSATBAL
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          52,034           29,332           23,069
  Mortality and expense risk charges (note 3) ...          (8,420)          (3,937)          (2,415)
                                                    -------------    -------------    -------------
    Net investment income .......................          43,614           25,395           20,654
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         851,886          472,739          547,597
  Cost of mutual fund shares sold ...............        (922,039)        (507,916)        (547,511)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........         (70,153)         (35,177)              86
  Change in unrealized gain (loss)
    on investments ..............................         (26,964)          (6,347)         (38,013)
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............         (97,117)         (41,524)         (37,927)
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --              106
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         (53,503)         (16,129)         (17,167)
                                                    =============    =============    =============

                                                                       NSATMSECBD
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      87,280          183,261           24,983
  Mortality and expense risk charges (note 3) ...          (7,489)         (10,453)          (1,562)
                                                    -------------    -------------    -------------
    Net investment income .......................          79,791          172,808           23,421
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       3,454,197          958,146          841,356
  Cost of mutual fund shares sold ...............      (3,434,798)        (955,921)        (855,987)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........          19,399            2,225          (14,631)
  Change in unrealized gain (loss)
    on investments ..............................           5,798          (19,870)          (3,411)
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............          25,197          (17,645)         (18,042)
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $     104,988          155,163            5,379
                                                    =============    =============    =============

                                                                        NSATMYMKT
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................       3,070,603        2,581,453          521,656
  Mortality and expense risk charges (note 3) ...        (340,004)        (164,329)         (43,048)
                                                    -------------    -------------    -------------
    Net investment income .......................       2,730,599        2,417,124          478,608
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........      66,643,944       30,511,788       50,454,233
  Cost of mutual fund shares sold ...............     (66,643,944)     (30,511,788)     (50,454,233)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........              --               --               --
  Change in unrealized gain (loss)
    on investments ..............................              --               --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............              --               --               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       2,730,599        2,417,124          478,608
                                                    =============    =============    =============

                                                                       NSATSMCAPG
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              --               --               --
  Mortality and expense risk charges (note 3) ...          (4,099)          (3,530)             (71)
                                                    -------------    -------------    -------------
    Net investment income .......................          (4,099)          (3,530)             (71)
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       3,753,112        1,243,244           15,367
  Cost of mutual fund shares sold ...............      (3,482,130)      (1,377,339)         (14,874)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........         270,982         (134,095)             493
  Change in unrealized gain (loss)
    on investments ..............................        (501,956)        (490,390)       1,002,866
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (230,974)        (624,485)       1,003,359
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --           49,089          100,381
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        (235,073)        (578,926)       1,103,669
                                                    =============    =============    =============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                       NSATSMCAPV
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       2,240               --               --
  Mortality and expense risk charges (note 3) ...         (25,716)          (5,039)          (4,239)
                                                    -------------    -------------    -------------
    Net investment income .......................         (23,476)          (5,039)          (4,239)
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       5,029,581          952,195        2,760,638
  Cost of mutual fund shares sold ...............      (4,972,288)        (880,184)      (2,545,807)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........          57,293           72,011          214,831
  Change in unrealized gain (loss)
    on investments ..............................         470,568         (403,496)         (51,260)
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............         527,861         (331,485)         163,571
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................         525,879          429,516           85,300
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $   1,030,264           92,992          244,632
                                                    =============    =============    =============

                                                                        NSATSMCO
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          11,384            1,182               --
  Mortality and expense risk charges (note 3) ...         (39,517)         (19,710)          (4,937)
                                                    -------------    -------------    -------------
    Net investment income .......................         (28,133)         (18,528)          (4,937)
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       4,454,144        3,259,336        1,138,531
  Cost of mutual fund shares sold ...............      (5,852,349)      (2,551,244)      (1,004,382)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........      (1,398,205)         708,092          134,149
  Change in unrealized gain (loss)
    on investments ..............................         656,917       (1,265,645)         455,234
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (741,288)        (557,553)         589,383
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --          966,316          101,040
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        (769,421)         390,235          685,486
                                                    =============    =============    =============

                                                                       NSATSTRVAL
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................           3,087              927            2,521
  Mortality and expense risk charges (note 3) ...          (2,409)            (860)            (791)
                                                    -------------    -------------    -------------
    Net investment income .......................             678               67            1,730
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         666,178        1,720,575          649,774
  Cost of mutual fund shares sold ...............        (698,831)      (1,722,605)        (613,244)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........         (32,653)          (2,030)          36,530
  Change in unrealized gain (loss)
    on investments ..............................          (2,672)         (14,011)         (27,585)
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............         (35,325)         (16,041)           8,945
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................             783               --           14,264
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         (33,864)         (15,974)          24,939
                                                    =============    =============    =============

                                                                       NSATSTMCAP
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $          --               --               --
  Mortality and expense risk charges (note 3) ...          (4,373)          (4,706)            (609)
                                                    -------------    -------------    -------------
    Net investment income .......................          (4,373)          (4,706)            (609)
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       1,273,700          883,876          200,383
  Cost of mutual fund shares sold ...............      (1,864,772)        (777,237)        (164,475)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (591,072)         106,639           35,908
  Change in unrealized gain (loss)
    on investments ..............................         188,527         (405,858)         108,153
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (402,545)        (299,219)         144,061
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --           43,306           47,618
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $    (406,918)        (260,619)         191,070
                                                    =============    =============    =============

                                                                       NSATTOTRE
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................           5,167            1,507              254
  Mortality and expense risk charges (note 3) ...          (1,739)            (904)            (440)
                                                    -------------    -------------    -------------
    Net investment income .......................           3,428              603             (186)
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         168,765          686,319          474,916
  Cost of mutual fund shares sold ...............        (269,593)        (682,819)        (456,195)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (100,828)           3,500           18,721
  Change in unrealized gain (loss)
    on investments ..............................          88,629          (74,582)          (8,571)
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............         (12,199)         (71,082)          10,150
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................           9,429           70,683            5,178
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........             658              204           15,142
                                                    =============    =============    =============

                                                                        NBAMTGRO
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              --               --               --
  Mortality and expense risk charges (note 3) ...          (8,148)              --               --
                                                    -------------    -------------    -------------
    Net investment income .......................          (8,148)              --               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       3,180,263               --               --
  Cost of mutual fund shares sold ...............      (6,164,839)              --               --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........      (2,984,576)              --               --
  Change in unrealized gain (loss)
    on investments ..............................         (84,652)              --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............      (3,069,228)              --               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................       1,683,860               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      (1,393,516)              --               --
                                                    =============    =============    =============

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                       NBAMTGUARD
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       5,896            4,952            6,081
  Mortality and expense risk charges (note 3) ...          (5,701)          (2,856)          (5,563)
                                                    -------------    -------------    -------------
    Net investment income .......................             195            2,096              518
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       1,392,088          463,813        2,794,209
  Cost of mutual fund shares sold ...............      (1,432,082)        (439,048)      (2,473,838)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........         (39,994)          24,765          320,371
  Change in unrealized gain (loss)
    on investments ..............................         (26,856)         (34,217)        (123,751)
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............         (66,850)          (9,452)         196,620
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................          84,223               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $      17,568           (7,356)         197,138
                                                    =============    =============    =============

                                                                       NBAMTLMAT
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         245,355               --               --
  Mortality and expense risk charges (note 3) ...         (17,489)              --               --
                                                    -------------    -------------    -------------
    Net investment income .......................         227,866               --               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         432,218               --               --
  Cost of mutual fund shares sold ...............        (448,803)              --               --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........         (16,585)              --               --
  Change in unrealized gain (loss)
    on investments ..............................          69,170               --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............          52,585               --               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         280,451               --               --
                                                    =============    =============    =============

                                                                         NBAMTMCGR
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              --               --               --
  Mortality and expense risk charges (note 3) ...          (5,296)          (6,306)          (6,075)
                                                    -------------    -------------    -------------
    Net investment income .......................          (5,296)          (6,306)          (6,075)
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       1,403,313        1,275,884        3,339,559
  Cost of mutual fund shares sold ...............      (2,166,502)        (939,051)      (2,733,204)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (763,189)         336,833          606,355
  Change in unrealized gain (loss)
    on investments ..............................         267,241         (533,085)         (40,284)
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (495,948)        (196,252)         566,071
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --              442           33,171
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        (501,244)        (202,116)         593,167
                                                    =============    =============    =============

                                                                        NBAMTPART
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      28,260            6,994            4,324
  Mortality and expense risk charges (note 3) ...         (24,402)          (5,865)          (3,280)
                                                    -------------    -------------    -------------
    Net investment income .......................           3,858            1,129            1,044
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       2,328,603          681,651        1,151,119
  Cost of mutual fund shares sold ...............      (2,596,290)        (765,395)      (1,133,731)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments..........        (267,687)         (83,744)          17,388
  Change in unrealized gain (loss)
    on investments ..............................        (288,262)         (47,112)         (10,091)
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (555,949)        (130,856)           7,297
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................         268,466          148,730            7,690
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $    (283,625)          19,003           16,031
                                                    =============    =============    =============

                                                                        OPPAGGGRO
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          88,470               --               --
  Mortality and expense risk charges (note 3) ...         (31,349)         (19,795)          (4,564)
                                                    -------------    -------------    -------------
    Net investment income .......................          57,121          (19,795)          (4,564)
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       5,828,322        4,151,313        1,169,499
  Cost of mutual fund shares sold ...............     (12,096,128)      (3,011,156)        (805,309)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments                (6,267,806)       1,140,157          364,190
  Change in unrealized gain (loss)
    on investments ..............................         319,133       (2,573,172)         635,010
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............      (5,948,673)      (1,433,015)         999,200
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................       1,380,419          176,333               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      (4,511,133)      (1,276,477)         994,636
                                                    =============    =============    =============

                                                                         OPPBDFD
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          22,657               --               --
  Mortality and expense risk charges (note 3) ...          (3,393)              --               --
                                                    -------------    -------------    -------------
    Net investment income .......................          19,264               --               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         577,105               --               --
  Cost of mutual fund shares sold ...............        (577,351)              --               --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments                      (246)              --               --
  Change in unrealized gain (loss)
    on investments ..............................          (6,648)              --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............          (6,894)              --               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          12,370               --               --
                                                    =============    =============    =============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                        OPPCAPAP
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      53,051            4,074              122
  Mortality and expense risk charges (note 3) ...         (31,428)         (13,319)          (2,821)
                                                    -------------    -------------    -------------
    Net investment income .......................          21,623           (9,245)          (2,699)
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       1,653,134        1,423,436          882,266
  Cost of mutual fund shares sold ...............      (1,982,349)      (1,141,602)        (781,544)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (329,215)         281,834          100,722
  Change in unrealized gain (loss)
    on investments ..............................      (1,641,125)        (708,289)         463,855
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............      (1,970,340)        (426,455)         564,577
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................         796,090          217,412            1,339
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $  (1,152,627)        (218,288)         563,217
                                                    =============    =============    =============

                                                                        OPPGLSEC
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          29,567               --               --
  Mortality and expense risk charges (note 3) ...          (7,388)             (10)              --
                                                    -------------    -------------    -------------
    Net investment income .......................          22,179              (10)              --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       2,810,069           54,893               --
  Cost of mutual fund shares sold ...............      (3,562,999)         (53,442)              --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (752,930)           1,451               --
  Change in unrealized gain (loss)
    on investments ..............................        (154,066)              --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (906,996)           1,451               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................         548,160               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        (336,657)           1,441               --
                                                    =============    =============    =============

                                                                       OPPMSGRINC
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................           2,748            1,596            4,341
  Mortality and expense risk charges (note 3) ...          (2,969)          (1,944)          (3,022)
                                                    -------------    -------------    -------------
    Net investment income .......................            (221)            (348)           1,319
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       3,040,934        1,107,292        1,763,439
  Cost of mutual fund shares sold ...............      (3,098,360)      (1,096,656)      (1,623,537)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........         (57,426)          10,636          139,902
  Change in unrealized gain (loss)
    on investments ..............................          60,694          (71,433)           4,768
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............           3,268          (60,797)         144,670
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --           21,075            7,313
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........           3,047          (40,070)         153,302
                                                    =============    =============    =============

                                                                         OPPMULT
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      31,645               --               --
  Mortality and expense risk charges (note 3) ...          (3,486)              --               --
                                                    -------------    -------------    -------------
    Net investment income .......................          28,159               --               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         703,962               --               --
  Cost of mutual fund shares sold ...............        (771,833)              --               --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........         (67,871)              --               --
  Change in unrealized gain (loss)
    on investments ..............................          28,198               --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............         (39,673)              --               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................          42,267               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $      30,753               --               --
                                                    =============    =============    =============

                                                                         STOPP2
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          30,933               --               --
  Mortality and expense risk charges (note 3) ...         (24,139)            (116)              --
                                                    -------------    -------------    -------------
    Net investment income .......................           6,794             (116)              --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       2,011,226           16,007               --
  Cost of mutual fund shares sold ...............      (2,065,620)         (15,716)              --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........         (54,394)             291               --
  Change in unrealized gain (loss)
    on investments ..............................      (1,170,606)          19,842               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............      (1,225,000)          20,133               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................       1,267,648               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          49,442           20,017               --
                                                    =============    =============    =============

                                                                        STDISC2
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              --               --               --
  Mortality and expense risk charges (note 3) ...             (33)              --               --
                                                    -------------    -------------    -------------
    Net investment income .......................             (33)              --               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........          71,400               --               --
  Cost of mutual fund shares sold ...............         (68,958)              --               --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........           2,442               --               --
  Change in unrealized gain (loss)
    on investments ..............................             866               --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............           3,308               --               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........           3,275               --               --
                                                    =============    =============    =============

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                        STINTSTK2
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $          --               --               --
  Mortality and expense risk charges (note 3) ...          (1,039)              --               --
                                                    -------------    -------------    -------------
    Net investment income .......................          (1,039)              --               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         879,854               --               --
  Cost of mutual fund shares sold ...............        (885,427)              --               --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........          (5,573)              --               --
  Change in unrealized gain (loss)
    on investments ..............................          11,660               --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............           6,087               --               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................             396               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $       5,444               --               --
                                                    =============    =============    =============

                                                                        UIFEMMKT
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................           5,807           63,959            7,684
  Mortality and expense risk charges (note 3) ...          (1,781)          (1,726)            (556)
                                                    -------------    -------------    -------------
    Net investment income .......................           4,026           62,233            7,128
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         816,361          161,478          740,841
  Cost of mutual fund shares sold ...............        (795,673)        (161,836)        (711,991)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........          20,688             (358)          28,850
  Change in unrealized gain (loss)
    on investments ..............................           9,695           (8,140)           2,243
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............          30,383           (8,498)          31,093
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          34,409           53,735           38,221
                                                    =============    =============    =============

                                                                      UIFMIDCAPG
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              --               --               --
  Mortality and expense risk charges (note 3) ...            (282)              --               --
                                                    -------------    -------------    -------------
    Net investment income .......................            (282)              --               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         224,398               --               --
  Cost of mutual fund shares sold ...............        (234,069)              --               --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........          (9,671)              --               --
  Change in unrealized gain (loss)
    on investments ..............................          11,531               --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............           1,860               --               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........           1,578               --               --
                                                    =============    =============    =============

                                                                         UIFUSRE
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      66,813           37,722            7,347
  Mortality and expense risk charges (note 3) ...          (6,887)          (1,543)            (997)
                                                    -------------    -------------    -------------
    Net investment income .......................          59,926           36,179            6,350
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       1,421,905        1,179,509        1,051,015
  Cost of mutual fund shares sold ...............      (1,329,486)      (1,132,388)      (1,068,159)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........          92,419           47,121          (17,144)
  Change in unrealized gain (loss)
    on investments ..............................           4,224            3,466            4,238
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............          96,643           50,587          (12,906)
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................          13,822            2,075               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $     170,391           88,841           (6,556)
                                                    =============    =============    =============

                                                                       VEWRLDEMKT
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              --               --               --
  Mortality and expense risk charges (note 3) ...          (2,360)          (2,671)          (1,393)
                                                    -------------    -------------    -------------
    Net investment income .......................          (2,360)          (2,671)          (1,393)
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       1,310,239          457,872          502,179
  Cost of mutual fund shares sold ...............      (1,692,520)        (378,925)        (416,510)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (382,281)          78,947           85,669
  Change in unrealized gain (loss)
    on investments ..............................         314,598         (460,323)         134,693
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............         (67,683)        (381,376)         220,362
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         (70,043)        (384,047)         218,969
                                                    =============    =============    =============

                                                                       VEWRLDHAS
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................           6,474            3,614            1,327
  Mortality and expense risk charges (note 3) ...          (1,443)          (1,785)            (701)
                                                    -------------    -------------    -------------
    Net investment income .......................           5,031            1,829              626
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         608,507          233,800          357,028
  Cost of mutual fund shares sold ...............        (572,873)        (214,257)        (333,858)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........          35,634           19,543           23,170
  Change in unrealized gain (loss)
    on investments ..............................         (65,765)          40,610           15,698
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............         (30,131)          60,153           38,868
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         (25,100)          61,982           39,494
                                                    =============    =============    =============

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                  TOTAL
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $  6,583,211       4,079,746       1,079,598
  Realized gain (loss) on investments .....    (32,501,709)      5,197,176       4,631,477
  Change in unrealized gain (loss)
    on investments ........................    (10,364,207)    (26,383,622)      8,306,165
  Reinvested capital gains ................     10,672,065       5,705,693       1,145,941
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........    (25,610,640)    (11,401,007)     15,163,181
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................     95,820,876     132,241,166      87,966,089
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........    116,421,610              --              --
  Transfers between funds .................             --              --              --
  Surrenders ..............................     (7,227,103)     (1,238,449)     (5,053,930)
  Death benefits ..........................       (210,583)             --              --
  Policy loans (net of repayments) (note 4)      1,130,130         (20,405)             --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................     (8,937,501)     (4,386,200)     (2,792,788)
                                              ------------    ------------    ------------
      Net equity transactions .............    196,997,429     126,596,112      80,119,371
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....    171,386,789     115,195,105      95,282,552
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................    237,376,916     122,181,811      26,899,259
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $408,763,705     237,376,916     122,181,811
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................     20,181,570       9,922,749       2,606,238
                                              ------------    ------------    ------------
  Units purchased .........................     28,569,903      14,039,366      11,915,557
  Units redeemed ..........................    (10,663,239)     (3,780,545)     (4,599,046)
                                              ------------    ------------    ------------
  Ending units ............................     38,088,234      20,181,570       9,922,749
                                              ============    ============    ============


                                                                 ACVPBAL
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         12,384              --              --
  Realized gain (loss) on investments .....        (31,785)             --              --
  Change in unrealized gain (loss)
    on investments ........................          7,343              --              --
  Reinvested capital gains ................         16,886              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........          4,828              --              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        202,228              --              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........        343,713              --              --
  Transfers between funds .................         52,239              --              --
  Surrenders ..............................             --              --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (10,901)             --              --
                                              ------------    ------------    ------------
      Net equity transactions .............        587,279              --              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        592,107              --              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................             --              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        592,107              --              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             --              --              --
                                              ------------    ------------    ------------
  Units purchased .........................         87,889              --              --
  Units redeemed ..........................        (27,278)             --              --
                                              ------------    ------------    ------------
  Ending units ............................         60,611              --              --
                                              ============    ============    ============

                                                                ACVPCAPAP
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         (2,959)             --              --
  Realized gain (loss) on investments .....       (471,436)             --              --
  Change in unrealized gain (loss)
    on investments ........................        (77,171)             --              --
  Reinvested capital gains ................        357,574              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (193,992)             --              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        472,281              --              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........        494,188              --              --
  Transfers between funds .................         34,377              --              --
  Surrenders ..............................             --              --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (18,030)             --              --
                                              ------------    ------------    ------------
      Net equity transactions .............        982,816              --              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        788,824              --              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................             --              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        788,824              --              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             --              --              --
                                              ------------    ------------    ------------
  Units purchased .........................         74,609              --              --
  Units redeemed ..........................         (2,834)             --              --
                                              ------------    ------------    ------------
  Ending units ............................         71,775              --              --
                                              ============    ============    ============

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                               ACVPINCGR
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $     33,460          12,671          (8,790)
  Realized gain (loss) on investments .....       (822,559)        234,771         104,507
  Change in unrealized gain (loss)
    on investments ........................        248,115      (1,155,812)        474,730
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (540,984)       (908,370)        570,447
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................      3,953,951       4,140,185       3,408,223
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........        856,675              --              --
  Transfers between funds .................     (3,794,046)     (2,198,926)      1,403,101
  Surrenders ..............................        (65,786)             --              --
  Death benefits ..........................         (2,077)             --              --
  Policy loans (net of repayments) (note 4)             (4)             --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (161,688)       (124,278)        (59,929)
                                              ------------    ------------    ------------
      Net equity transactions .............        787,025       1,816,981       4,751,395
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        246,041         908,611       5,321,842
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      6,689,757       5,781,146         459,304
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $  6,935,798       6,689,757       5,781,146
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        609,285         475,870          42,170
                                              ------------    ------------    ------------
  Units purchased .........................        457,373         386,817         438,644
  Units redeemed ..........................       (376,401)       (253,402)         (4,944)
                                              ------------    ------------    ------------
  Ending units ............................        690,257         609,285         475,870
                                              ============    ============    ============

                                                                ACVPINT
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................        (43,398)        (13,605)         (6,057)
  Realized gain (loss) on investments .....     (1,587,674)        640,901         257,430
  Change in unrealized gain (loss)
    on investments ........................     (3,938,827)     (1,710,454)        933,102
  Reinvested capital gains ................      1,241,326          70,841              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........     (4,328,573)     (1,012,317)      1,184,475
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................      1,893,966       2,810,291       1,786,884
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........      3,778,678              --              --
  Transfers between funds .................     10,354,279       4,428,082          31,974
  Surrenders ..............................        (55,095)         (9,258)             --
  Death benefits ..........................         (7,969)             --              --
  Policy loans (net of repayments) (note 4)            202            (198)             --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (317,057)       (138,446)        (76,149)
                                              ------------    ------------    ------------
      Net equity transactions .............     15,647,004       7,090,471       1,742,709
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....     11,318,431       6,078,154       2,927,184
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      9,311,473       3,233,319         306,135
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....     20,629,904       9,311,473       3,233,319
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        703,839         202,543          31,340
                                              ------------    ------------    ------------
  Units purchased .........................      1,546,319         511,100         182,583
  Units redeemed ..........................        (39,601)         (9,804)        (11,380)
                                              ------------    ------------    ------------
  Ending units ............................      2,210,557         703,839         202,543
                                              ============    ============    ============

                                                               ACVPVALUE
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         63,216          (2,134)            492
  Realized gain (loss) on investments .....        236,443          43,606         (28,449)
  Change in unrealized gain (loss)
    on investments ........................        519,108         155,813          (1,755)
  Reinvested capital gains ................             --           1,532          13,940
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........        818,767         198,817         (15,772)
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        382,420         303,885         135,463
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........      2,205,842              --              --
  Transfers between funds .................      3,033,687         313,895         108,543
  Surrenders ..............................             --              --              --
  Death benefits ..........................         (6,765)             --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (155,173)        (29,767)         (8,529)
                                              ------------    ------------    ------------
      Net equity transactions .............      5,460,011         588,013         235,477
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      6,278,778         786,830         219,705
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      1,102,641         315,811          96,106
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      7,381,419       1,102,641         315,811
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        101,219          34,114          10,252
                                              ------------    ------------    ------------
  Units purchased .........................        515,782          70,871          24,748
  Units redeemed ..........................        (14,337)         (3,766)           (886)
                                              ------------    ------------    ------------
  Ending units ............................        602,664         101,219          34,114
                                              ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                 CSWPGPV
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $     (3,169)         (3,804)         (1,176)
  Realized gain (loss) on investments .....       (687,421)        143,953          72,517
  Change in unrealized gain (loss)
    on investments ........................        334,138        (515,432)        110,736
  Reinvested capital gains ................             --         139,296              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (356,452)       (235,987)        182,077
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        195,660         409,565         237,003
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........        213,808              --              --
  Transfers between funds .................       (612,762)        320,914          25,075
  Surrenders ..............................             --         (27,660)             --
  Death benefits ..........................            (98)             --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (20,102)        (25,127)        (14,132)
                                              ------------    ------------    ------------
      Net equity transactions .............       (223,494)        677,692         247,946
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       (579,946)        441,705         430,023
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      1,091,514         649,809         219,786
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $    511,568       1,091,514         649,809
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................         91,578          44,018          24,245
                                              ------------    ------------    ------------
  Units purchased .........................         39,361          51,306          23,555
  Units redeemed ..........................        (70,554)         (3,746)         (3,782)
                                              ------------    ------------    ------------
  Ending units ............................         60,385          91,578          44,018
                                              ============    ============    ============

                                                               CSWPINTEQ
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         (1,150)             70           2,183
  Realized gain (loss) on investments .....       (174,618)         27,659          62,349
  Change in unrealized gain (loss)
    on investments ........................         88,134        (201,518)        100,275
  Reinvested capital gains ................             --          38,448              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........        (87,634)       (135,341)        164,807
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        119,662         233,964         289,591
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........        164,306              --              --
  Transfers between funds .................       (147,711)       (184,082)       (230,513)
  Surrenders ..............................        (67,369)        (37,054)             --
  Death benefits ..........................           (826)             --              --
  Policy loans (net of repayments) (note 4)        (87,288)             --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (12,903)         (9,815)        (15,580)
                                              ------------    ------------    ------------
      Net equity transactions .............        (32,129)          3,013          43,498
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       (119,763)       (132,328)        208,305
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        301,208         433,536         225,231
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        181,445         301,208         433,536
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................         30,020          31,892          25,320
                                              ------------    ------------    ------------
  Units purchased .........................         32,324          19,349          29,543
  Units redeemed ..........................        (38,984)        (21,221)        (22,971)
                                              ------------    ------------    ------------
  Ending units ............................         23,360          30,020          31,892
                                              ============    ============    ============

                                                                CSWPVAL
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         (1,099)          1,462           1,875
  Realized gain (loss) on investments .....         (6,421)        (59,821)         81,538
  Change in unrealized gain (loss)
    on investments ........................        (24,223)         46,205         (55,089)
  Reinvested capital gains ................             --           2,349           5,836
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........        (31,743)         (9,805)         34,160
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................         34,245         266,873         394,540
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................       (155,610)       (348,214)       (481,400)
  Surrenders ..............................        (14,457)             --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................         (8,241)        (12,667)        (21,207)
                                              ------------    ------------    ------------
      Net equity transactions .............       (144,063)        (94,008)       (108,067)
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       (175,806)       (103,813)        (73,907)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        280,512         384,325         458,232
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        104,706         280,512         384,325
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................         24,581          36,533          46,093
                                              ------------    ------------    ------------
  Units purchased .........................          2,988          26,233          40,717
  Units redeemed ..........................        (18,443)        (38,185)        (50,277)
                                              ------------    ------------    ------------
  Ending units ............................          9,126          24,581          36,533
                                              ============    ============    ============

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                               CSWPSMCOGR
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $    (16,398)             --              --
  Realized gain (loss) on investments .....        (79,794)             --              --
  Change in unrealized gain (loss)
    on investments ........................        (76,112)             --              --
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (172,304)             --              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        326,252              --              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........      3,919,803              --              --
  Transfers between funds .................      1,647,406              --              --
  Surrenders ..............................             --              --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (107,285)             --              --
                                              ------------    ------------    ------------
      Net equity transactions .............      5,786,176              --              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      5,613,872              --              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................             --              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $  5,613,872              --              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             --              --              --
                                              ------------    ------------    ------------
  Units purchased .........................        681,322              --              --
  Units redeemed ..........................        (57,345)             --              --
                                              ------------    ------------    ------------
  Ending units ............................        623,977              --              --
                                              ============    ============    ============

                                                                DRYEUROEQ
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................           (201)           (612)            567
  Realized gain (loss) on investments .....        (74,047)         (3,068)             --
  Change in unrealized gain (loss)
    on investments ........................           (209)         (6,581)          6,597
  Reinvested capital gains ................             --             146           2,828
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........        (74,457)        (10,115)          9,992
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        162,131         284,003          13,600
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................        (84,339)       (563,980)        271,115
  Surrenders ..............................             --              --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................           (846)         (3,783)             --
                                              ------------    ------------    ------------
      Net equity transactions .............         76,946        (283,760)        284,715
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....          2,489        (293,875)        294,707
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................            832         294,707              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....          3,321             832         294,707
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             66          22,815              --
                                              ------------    ------------    ------------
  Units purchased .........................         14,944          21,388          22,815
  Units redeemed ..........................        (14,642)        (44,137)             --
                                              ------------    ------------    ------------
  Ending units ............................            368              66          22,815
                                              ============    ============    ============

                                                                DRYSRGRO
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         (1,119)            904            (435)
  Realized gain (loss) on investments .....        (80,689)         19,776           6,188
  Change in unrealized gain (loss)
    on investments ........................         (4,629)        (49,091)          9,379
  Reinvested capital gains ................             --              --           3,622
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........        (86,437)        (28,411)         18,754
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        376,791         718,829         243,046
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........        211,705              --              --
  Transfers between funds .................       (303,365)       (476,991)       (154,045)
  Surrenders ..............................             --          (8,289)             --
  Death benefits ..........................         (1,291)             --              --
  Policy loans (net of repayments) (note 4)             (8)             --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (10,226)        (14,034)         (7,180)
                                              ------------    ------------    ------------
      Net equity transactions .............        273,606         219,515          81,821
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        187,169         191,104         100,575
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        299,949         108,845           8,270
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        487,118         299,949         108,845
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................         23,442           7,538             742
                                              ------------    ------------    ------------
  Units purchased .........................         54,969          51,288          20,333
  Units redeemed ..........................        (29,043)        (35,384)        (13,537)
                                              ------------    ------------    ------------
  Ending units ............................         49,368          23,442           7,538
                                              ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                 DRYSTKIX
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $    364,717         245,817         177,689
  Realized gain (loss) on investments .....     (3,920,795)      1,749,133         900,688
  Change in unrealized gain (loss)
    on investments ........................     (2,548,204)     (7,755,974)      2,590,489
  Reinvested capital gains ................        257,859         746,066         210,845
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........     (5,846,423)     (5,014,958)      3,879,711
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................     13,232,101      19,661,716      12,869,361
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........     15,017,570              --              --
  Transfers between funds .................    (18,598,359)      1,901,094       9,841,358
  Surrenders ..............................       (421,068)       (262,906)             --
  Death benefits ..........................        (41,483)             --              --
  Policy loans (net of repayments) (note 4)       (291,850)         (8,459)             --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................     (1,338,952)     (1,029,884)       (718,132)
                                              ------------    ------------    ------------
      Net equity transactions .............      7,557,959      20,261,561      21,992,587
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      1,711,536      15,246,603      25,872,298
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................     47,161,588      31,914,985       6,042,687
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $ 48,873,124      47,161,588      31,914,985
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................      3,995,395       2,442,329         547,841
                                              ------------    ------------    ------------
  Units purchased .........................      2,789,095       1,881,991       1,996,124
  Units redeemed ..........................     (2,074,599)       (328,925)       (101,636)
                                              ------------    ------------    ------------
  Ending units ............................      4,709,891       3,995,395       2,442,329
                                              ============    ============    ============

                                                                  DRYAP
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         76,920          11,229           3,297
  Realized gain (loss) on investments .....       (141,412)         66,637          80,700
  Change in unrealized gain (loss)
    on investments ........................       (931,436)       (116,656)         28,294
  Reinvested capital gains ................             --          34,968           5,329
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (995,928)         (3,822)        117,620
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................      1,103,111       1,736,640         968,279
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........     10,751,709              --              --
  Transfers between funds .................      1,049,910          88,850         146,912
  Surrenders ..............................        (40,685)        (71,779)             --
  Death benefits ..........................           (955)             --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (298,327)        (72,732)        (65,802)
                                              ------------    ------------    ------------
      Net equity transactions .............     12,564,763       1,680,979       1,049,389
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....     11,568,835       1,677,157       1,167,009
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      3,144,908       1,467,751         300,742
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....     14,713,743       3,144,908       1,467,751
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        259,664         119,919          27,277
                                              ------------    ------------    ------------
  Units purchased .........................      1,230,783         151,588         101,540
  Units redeemed ..........................       (145,937)        (11,843)         (8,898)
                                              ------------    ------------    ------------
  Ending units ............................      1,344,510         259,664         119,919
                                              ============    ============    ============

                                                                DRYGRINC
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................          1,134              --              --
  Realized gain (loss) on investments .....        (46,517)             --              --
  Change in unrealized gain (loss)
    on investments ........................         13,282              --              --
  Reinvested capital gains ................         11,527              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........        (20,574)             --              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        140,099              --              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........        875,283              --              --
  Transfers between funds .................        (13,452)             --              --
  Surrenders ..............................       (139,333)             --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)       (171,256)             --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (28,185)             --              --
                                              ------------    ------------    ------------
      Net equity transactions .............        663,156              --              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        642,582              --              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................             --              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        642,582              --              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             --              --              --
                                              ------------    ------------    ------------
  Units purchased .........................        101,682              --              --
  Units redeemed ..........................        (34,592)             --              --
                                              ------------    ------------    ------------
  Ending units ............................         67,090              --              --
                                              ============    ============    ============

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                               FISFEDQUAL
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $      5,418            (488)             --
  Realized gain (loss) on investments .....         10,031          19,993              --
  Change in unrealized gain (loss)
    on investments ........................         11,973           8,318              --
  Reinvested capital gains ................            688              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........         28,110          27,823              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................         50,762          75,601              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................        707,816         156,882              --
  Surrenders ..............................             --              --              --
  Death benefits ..........................           (778)             --              --
  Policy loans (net of repayments) (note 4)            601            (694)             --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (18,719)         (5,526)             --
                                              ------------    ------------    ------------
      Net equity transactions .............        739,682         226,263              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        767,792         254,086              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        254,086              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $  1,021,878         254,086              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................         23,465              --              --
                                              ------------    ------------    ------------
  Units purchased .........................         65,971          24,109              --
  Units redeemed ..........................         (1,715)           (644)             --
                                              ------------    ------------    ------------
  Ending units ............................         87,721          23,465              --
                                              ============    ============    ============

                                                                FIDVIPEI
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         (6,973)             --              --
  Realized gain (loss) on investments .....         25,942              --              --
  Change in unrealized gain (loss)
    on investments ........................         15,677              --              --
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........         34,646              --              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................             --              --              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........      2,324,957              --              --
  Transfers between funds .................     (1,363,138)             --              --
  Surrenders ..............................       (196,492)             --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)       (240,716)             --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (75,407)             --              --
                                              ------------    ------------    ------------
      Net equity transactions .............        449,204              --              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        483,850              --              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................             --              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        483,850              --              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             --              --              --
                                              ------------    ------------    ------------
  Units purchased .........................        245,299              --              --
  Units redeemed ..........................       (194,789)             --              --
                                              ------------    ------------    ------------
  Ending units ............................         50,510              --              --
                                              ============    ============    ============

                                                               FIDVIPEIS
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         43,104           2,409          (1,013)
  Realized gain (loss) on investments .....       (286,904)        (24,309)        (23,948)
  Change in unrealized gain (loss)
    on investments ........................        121,115         109,215          43,792
  Reinvested capital gains ................        169,378          42,410             327
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........         46,693         129,725          19,158
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................      1,168,811       1,133,004          44,304
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................         66,701        (426,185)      1,641,238
  Surrenders ..............................             --              --              --
  Death benefits ..........................           (610)             --              --
  Policy loans (net of repayments) (note 4)          1,640          (1,779)             --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (92,084)         (1,801)        (10,618)
                                              ------------    ------------    ------------
      Net equity transactions .............      1,144,458         703,239       1,674,924
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      1,191,151         832,964       1,694,082
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      2,536,200       1,703,236           9,154
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      3,727,351       2,536,200       1,703,236
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        224,240         162,451             924
                                              ------------    ------------    ------------
  Units purchased .........................        132,997         104,651         165,058
  Units redeemed ..........................         (8,612)        (42,862)         (3,531)
                                              ------------    ------------    ------------
  Ending units ............................        348,625         224,240         162,451
                                              ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                FIDVIPGR
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $    (21,206)             --              --
  Realized gain (loss) on investments .....        (44,473)             --              --
  Change in unrealized gain (loss)
    on investments ........................       (320,173)             --              --
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (385,852)             --              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        161,294              --              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........      2,990,597              --              --
  Transfers between funds .................      4,054,865              --              --
  Surrenders ..............................             --              --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (129,265)             --              --
                                              ------------    ------------    ------------
      Net equity transactions .............      7,077,491              --              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      6,691,639              --              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................             --              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $  6,691,639              --              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             --              --              --
                                              ------------    ------------    ------------
  Units purchased .........................        943,977              --              --
  Units redeemed ..........................       (161,800)             --              --
                                              ------------    ------------    ------------
  Ending units ............................        782,177              --              --
                                              ============    ============    ============

                                                               FIDVIPGRS
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................        (58,225)        (48,397)        (16,652)
  Realized gain (loss) on investments .....     (4,491,612)        358,414         539,940
  Change in unrealized gain (loss)
    on investments ........................     (1,407,400)     (4,688,043)      1,464,627
  Reinvested capital gains ................      1,482,587       1,140,977         181,621
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........     (4,474,650)     (3,237,049)      2,169,536
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................      5,250,151       6,442,323       4,819,460
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................     (7,939,499)     11,075,631       1,504,855
  Surrenders ..............................             --          (9,065)             --
  Death benefits ..........................         (3,184)             --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (391,443)       (323,569)       (127,696)
                                              ------------    ------------    ------------
      Net equity transactions .............     (3,083,975)     17,185,320       6,196,619
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....     (7,558,625)     13,948,271       8,366,155
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................     23,891,303       9,943,032       1,576,877
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....     16,332,678      23,891,303       9,943,032
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................      1,796,938         653,283         130,876
                                              ------------    ------------    ------------
  Units purchased .........................        451,102       1,165,397         532,003
  Units redeemed ..........................       (702,516)        (21,742)         (9,596)
                                              ------------    ------------    ------------
  Ending units ............................      1,545,524       1,796,938         653,283
                                              ============    ============    ============

                                                                FIDVIPHI
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         (5,885)             --              --
  Realized gain (loss) on investments .....        (62,359)             --              --
  Change in unrealized gain (loss)
    on investments ........................       (218,029)             --              --
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (286,273)             --              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................          9,168              --              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........      1,301,973              --              --
  Transfers between funds .................      1,195,650              --              --
  Surrenders ..............................             --              --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (31,983)             --              --
                                              ------------    ------------    ------------
      Net equity transactions .............      2,474,808              --              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      2,188,535              --              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................             --              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      2,188,535              --              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             --              --              --
                                              ------------    ------------    ------------
  Units purchased .........................        259,183              --              --
  Units redeemed ..........................        (10,583)             --              --
                                              ------------    ------------    ------------
  Ending units ............................        248,600              --              --
                                              ============    ============    ============

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                FIDVIPHIS
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $    474,537         120,544          87,838
  Realized gain (loss) on investments .....     (1,087,510)       (182,392)         26,225
  Change in unrealized gain (loss)
    on investments ........................        363,540        (504,686)        (19,736)
  Reinvested capital gains ................             --              --           3,601
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (249,433)       (566,534)         97,928
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        814,189       1,202,268       2,599,667
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................     (1,335,208)        198,051      (2,163,505)
  Surrenders ..............................        (59,607)       (104,157)             --
  Death benefits ..........................           (891)             --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (76,151)        (71,853)       (156,897)
                                              ------------    ------------    ------------
      Net equity transactions .............       (657,668)      1,224,309         279,265
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       (907,101)        657,775         377,193
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      1,992,607       1,334,832         957,639
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $  1,085,506       1,992,607       1,334,832
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        266,741         137,733         106,365
                                              ------------    ------------    ------------
  Units purchased .........................        112,586         150,826         276,504
  Units redeemed ..........................       (213,731)        (21,818)       (245,136)
                                              ------------    ------------    ------------
  Ending units ............................        165,596         266,741         137,733
                                              ============    ============    ============

                                                                FIDVIPOV
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         (9,332)             --              --
  Realized gain (loss) on investments .....       (102,825)             --              --
  Change in unrealized gain (loss)
    on investments ........................       (396,556)             --              --
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (508,713)             --              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................         92,553              --              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........      2,867,080              --              --
  Transfers between funds .................        338,393              --              --
  Surrenders ..............................        (57,969)             --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)        (71,279)             --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (64,506)             --              --
                                              ------------    ------------    ------------
      Net equity transactions .............      3,104,272              --              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      2,595,559              --              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................             --              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      2,595,559              --              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             --              --              --
                                              ------------    ------------    ------------
  Units purchased .........................        398,916              --              --
  Units redeemed ..........................        (69,844)             --              --
                                              ------------    ------------    ------------
  Ending units ............................        329,072              --              --
                                              ============    ============    ============

                                                                FIDVIPOVS
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................        149,964           9,386           7,310
  Realized gain (loss) on investments .....     (1,513,483)       (157,267)        140,511
  Change in unrealized gain (loss)
    on investments ........................        (27,002)       (744,961)        194,669
  Reinvested capital gains ................        264,927         144,214          17,288
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........     (1,125,594)       (748,628)        359,778
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................      1,649,492       2,032,035         359,166
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................       (365,953)        758,545         586,388
  Surrenders ..............................        (36,473)        (99,050)       (346,670)
  Death benefits ..........................         (6,028)             --              --
  Policy loans (net of repayments) (note 4)            202            (195)             --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (155,082)       (120,738)        (34,454)
                                              ------------    ------------    ------------
      Net equity transactions .............      1,086,158       2,570,597         564,430
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        (39,436)      1,821,969         924,208
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      3,414,605       1,592,636         668,428
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      3,375,169       3,414,605       1,592,636
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        314,294         118,048          70,301
                                              ------------    ------------    ------------
  Units purchased .........................        170,719         214,654          82,848
  Units redeemed ..........................        (88,818)        (18,408)        (35,101)
                                              ------------    ------------    ------------
  Ending units ............................        396,195         314,294         118,048
                                              ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                 FIDVIPAM
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $    (30,956)             --              --
  Realized gain (loss) on investments .....       (131,908)             --              --
  Change in unrealized gain (loss)
    on investments ........................        (15,731)             --              --
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (178,595)             --              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        405,990              --              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........      7,508,670              --              --
  Transfers between funds .................      1,480,175              --              --
  Surrenders ..............................             --              --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (175,750)             --              --
                                              ------------    ------------    ------------
      Net equity transactions .............      9,219,085              --              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      9,040,490              --              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................             --              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $  9,040,490              --              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             --              --              --
                                              ------------    ------------    ------------
  Units purchased .........................        950,697              --              --
  Units redeemed ..........................        (20,310)             --              --
                                              ------------    ------------    ------------
  Ending units ............................        930,387              --              --
                                              ============    ============    ============

                                                                FIDVIPCON
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         (3,878)             --              --
  Realized gain (loss) on investments .....        (20,961)             --              --
  Change in unrealized gain (loss)
    on investments ........................        (13,960)             --              --
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........        (38,799)             --              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        145,149              --              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........      1,343,784              --              --
  Transfers between funds .................       (132,446)             --              --
  Surrenders ..............................             --              --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (36,495)             --              --
                                              ------------    ------------    ------------
      Net equity transactions .............      1,319,992              --              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      1,281,193              --              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................             --              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      1,281,193              --              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             --              --              --
                                              ------------    ------------    ------------
  Units purchased .........................        157,160              --              --
  Units redeemed ..........................        (15,275)             --              --
                                              ------------    ------------    ------------
  Ending units ............................        141,885              --              --
                                              ============    ============    ============

                                                               FIDVIPCONS
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         13,459          (7,056)         (3,846)
  Realized gain (loss) on investments .....       (636,098)         98,442         404,840
  Change in unrealized gain (loss)
    on investments ........................       (259,155)     (1,030,099)        221,798
  Reinvested capital gains ................        142,864         500,421          49,679
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (738,930)       (438,292)        672,471
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................      1,981,769       2,944,364       1,834,169
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................       (968,767)         71,174        (277,061)
  Surrenders ..............................       (185,002)        (46,229)             --
  Death benefits ..........................         (6,373)             --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (247,718)       (203,190)       (134,004)
                                              ------------    ------------    ------------
      Net equity transactions .............        573,909       2,766,119       1,423,104
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       (165,021)      2,327,827       2,095,575
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      5,693,504       3,365,677       1,270,102
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      5,528,483       5,693,504       3,365,677
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        437,066         240,062         112,018
                                              ------------    ------------    ------------
  Units purchased .........................        171,757         233,325         153,790
  Units redeemed ..........................       (122,613)        (36,321)        (25,746)
                                              ------------    ------------    ------------
  Ending units ............................        486,210         437,066         240,062
                                              ============    ============    ============

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                               FIDVIPGROP
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $     (3,302)             --              --
  Realized gain (loss) on investments .....       (127,184)             --              --
  Change in unrealized gain (loss)
    on investments ........................        (34,618)             --              --
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (165,104)             --              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................         63,071              --              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........        480,327              --              --
  Transfers between funds .................        960,556              --              --
  Surrenders ..............................       (174,839)             --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)       (218,509)             --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (29,468)             --              --
                                              ------------    ------------    ------------
      Net equity transactions .............      1,081,138              --              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        916,034              --              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................             --              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $    916,034              --              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             --              --              --
                                              ------------    ------------    ------------
  Units purchased .........................        149,754              --              --
  Units redeemed ..........................        (46,165)             --              --
                                              ------------    ------------    ------------
  Ending units ............................        103,589              --              --
                                              ============    ============    ============

                                                              FIDVIPGROPS
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         (2,650)         21,824          (1,464)
  Realized gain (loss) on investments .....       (626,036)       (224,347)         60,585
  Change in unrealized gain (loss)
    on investments ........................        158,300        (404,871)         18,884
  Reinvested capital gains ................             --         164,127           7,581
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (470,386)       (443,267)         85,586
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        720,861       1,645,711       1,137,493
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................       (341,106)     (1,294,120)      1,413,659
  Surrenders ..............................             --         (82,502)       (480,497)
  Death benefits ..........................        (24,776)             --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (79,677)        (73,146)        (71,145)
                                              ------------    ------------    ------------
      Net equity transactions .............        275,302         195,943       1,999,510
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       (195,084)       (247,324)      2,085,096
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      2,230,878       2,478,202         393,106
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      2,035,794       2,230,878       2,478,202
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        231,706         212,333          34,950
                                              ------------    ------------    ------------
  Units purchased .........................         85,852         147,935         224,133
  Units redeemed ..........................        (69,438)       (128,562)        (46,750)
                                              ------------    ------------    ------------
  Ending units ............................        248,120         231,706         212,333
                                              ============    ============    ============

                                                                JANCAPAP
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................          5,366              --              --
  Realized gain (loss) on investments .....        (38,013)             --              --
  Change in unrealized gain (loss)
    on investments ........................          7,705              --              --
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........        (24,942)             --              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        209,706              --              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........         27,837              --              --
  Transfers between funds .................      2,483,554              --              --
  Surrenders ..............................             --              --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (16,195)             --              --
                                              ------------    ------------    ------------
      Net equity transactions .............      2,704,902              --              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      2,679,960              --              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................             --              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      2,679,960              --              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             --              --              --
                                              ------------    ------------    ------------
  Units purchased .........................        422,029              --              --
  Units redeemed ..........................         (2,556)             --              --
                                              ------------    ------------    ------------
  Ending units ............................        419,473              --              --
                                              ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                JANGLTECH
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $      2,728           6,289              --
  Realized gain (loss) on investments .....       (728,043)         (7,707)             --
  Change in unrealized gain (loss)
    on investments ........................        201,710        (218,823)             --
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (523,605)       (220,241)             --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        664,239         246,971              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........        134,095              --              --
  Transfers between funds .................       (847,096)      1,204,252              --
  Surrenders ..............................        (19,130)             --              --
  Death benefits ..........................           (177)             --              --
  Policy loans (net of repayments) (note 4)             (7)             --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (27,003)         (8,328)             --
                                              ------------    ------------    ------------
      Net equity transactions .............        (95,079)      1,442,895              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       (618,684)      1,222,654              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      1,222,654              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $    603,970       1,222,654              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        186,433              --              --
                                              ------------    ------------    ------------
  Units purchased .........................        151,175         187,322              --
  Units redeemed ..........................       (190,097)           (889)             --
                                              ------------    ------------    ------------
  Ending units ............................        147,511         186,433              --
                                              ============    ============    ============

                                                               JANINTGRO
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................          2,972          10,881              --
  Realized gain (loss) on investments .....       (187,315)           (591)             --
  Change in unrealized gain (loss)
    on investments ........................         27,365         (61,639)             --
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (156,978)        (51,349)             --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        463,895           2,091              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........         21,704              --              --
  Transfers between funds .................        468,098         501,185              --
  Surrenders ..............................             --              --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (29,862)         (6,979)             --
                                              ------------    ------------    ------------
      Net equity transactions .............        923,835         496,297              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        766,857         444,948              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        444,948              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      1,211,805         444,948              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................         53,925              --              --
                                              ------------    ------------    ------------
  Units purchased .........................        143,271          54,388              --
  Units redeemed ..........................         (4,542)           (463)             --
                                              ------------    ------------    ------------
  Ending units ............................        192,654          53,925              --
                                              ============    ============    ============

                                                               NSATCAPAP
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         (9,221)         (5,700)          5,555
  Realized gain (loss) on investments .....     (1,201,156)       (217,527)         44,667
  Change in unrealized gain (loss)
    on investments ........................        462,412      (1,010,651)       (170,272)
  Reinvested capital gains ................             --         475,343         154,726
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (747,965)       (758,535)         34,676
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................      1,115,129       1,268,494       1,295,042
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........        493,585              --              --
  Transfers between funds .................       (486,078)       (387,326)        388,125
  Surrenders ..............................        (69,524)         (9,300)             --
  Death benefits ..........................           (936)             --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (83,646)        (79,184)        (79,717)
                                              ------------    ------------    ------------
      Net equity transactions .............        968,530         792,684       1,603,450
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        220,565          34,149       1,638,126
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      2,144,000       2,109,851         471,725
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      2,364,565       2,144,000       2,109,851
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        252,079         181,521          42,152
                                              ------------    ------------    ------------
  Units purchased .........................        226,417         113,742         149,909
  Units redeemed ..........................        (90,087)        (43,184)        (10,540)
                                              ------------    ------------    ------------
  Ending units ............................        388,409         252,079         181,521
                                              ============    ============    ============

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                              NSATMIDCAPIX
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $      2,368           2,997             199
  Realized gain (loss) on investments .....        (59,087)         79,037             234
  Change in unrealized gain (loss)
    on investments ........................         17,444          13,660          (7,207)
  Reinvested capital gains ................         20,120          44,858          36,162
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........        (19,155)        140,552          29,388
                                              ============    ============    ============

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        603,025         887,762          22,145
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........        539,155              --              --
  Transfers between funds .................     (1,001,002)       (427,273)        534,281
  Surrenders ..............................             --              --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (40,731)        (17,193)             --
                                              ------------    ------------    ------------
      Net equity transactions .............        100,447         443,296         556,426
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....         81,292         583,848         585,814
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      1,172,206         588,358           2,544
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $  1,253,498       1,172,206         588,358
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................         86,361          49,740             259
                                              ------------    ------------    ------------
  Units purchased .........................         85,540          68,704          49,491
  Units redeemed ..........................        (77,953)        (32,083)            (10)
                                              ------------    ------------    ------------
  Ending units ............................         93,948          86,361          49,740
                                              ============    ============    ============

                                                                NSATEQINC
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         31,839           1,303            (145)
  Realized gain (loss) on investments .....       (441,358)          3,655           8,203
  Change in unrealized gain (loss)
    on investments ........................         11,840         (35,292)          4,363
  Reinvested capital gains ................             --              --              44
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (397,679)        (30,334)         12,465
                                              ============    ============    ============

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        383,026         112,115          45,293
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................        109,167         124,438           2,148
  Surrenders ..............................             --              --              --
  Death benefits ..........................           (866)             --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (10,927)         (7,891)         (6,008)
                                              ------------    ------------    ------------
      Net equity transactions .............        480,400         228,662          41,433
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....         82,721         198,328          53,898
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        252,226          53,898              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        334,947         252,226          53,898
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................         22,688           4,316              --
                                              ------------    ------------    ------------
  Units purchased .........................         16,777          19,001           4,836
  Units redeemed ..........................         (5,030)           (629)           (520)
                                              ------------    ------------    ------------
  Ending units ............................         34,435          22,688           4,316
                                              ============    ============    ============

                                                               NSATHINCBD
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................        197,572         132,192          20,730
  Realized gain (loss) on investments .....       (262,553)        (17,217)        (11,374)
  Change in unrealized gain (loss)
    on investments ........................        118,075        (218,826)         (6,600)
  Reinvested capital gains ................             --              --             114
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........         53,094        (103,851)          2,870
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        230,416         160,356         192,247
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................        396,173       1,251,681        (153,800)
  Surrenders ..............................        (15,042)           (796)             --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (104,282)        (59,557)        (14,343)
                                              ------------    ------------    ------------
      Net equity transactions .............        507,265       1,351,684          24,104
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        560,359       1,247,833          26,974
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      1,419,982         172,149         145,175
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      1,980,341       1,419,982         172,149
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        150,482          16,667          14,446
                                              ------------    ------------    ------------
  Units purchased .........................         63,985         139,868          23,188
  Units redeemed ..........................        (12,281)         (6,053)        (20,967)
                                              ------------    ------------    ------------
  Ending units ............................        202,186         150,482          16,667
                                              ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                               NSATGLOB50
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $     15,310           2,926            (875)
  Realized gain (loss) on investments .....        (49,789)         42,076            (625)
  Change in unrealized gain (loss)
    on investments ........................       (156,810)       (228,343)         72,567
  Reinvested capital gains ................             --          34,720          34,111
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (191,289)       (148,621)        105,178
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        447,066         548,485         394,087
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................        (75,776)       (418,332)        626,801
  Surrenders ..............................             --         (37,880)             --
  Death benefits ..........................           (127)             --              --
  Policy loans (net of repayments) (note 4)            407            (396)             --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (22,710)        (26,405)        (17,581)
                                              ------------    ------------    ------------
      Net equity transactions .............        348,860          65,472       1,003,307
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        157,571         (83,149)      1,108,485
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      1,027,816       1,110,965           2,480
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $  1,185,387       1,027,816       1,110,965
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................         92,654          87,461             239
                                              ------------    ------------    ------------
  Units purchased .........................         49,546          39,050          88,633
  Units redeemed ..........................        (10,055)        (33,857)         (1,411)
                                              ------------    ------------    ------------
  Ending units ............................        132,145          92,654          87,461
                                              ============    ============    ============

                                                               NSATGVTBD
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................      2,071,172         929,469         295,691
  Realized gain (loss) on investments .....      1,143,208         (15,272)       (190,809)
  Change in unrealized gain (loss)
    on investments ........................     (1,179,115)        992,971        (231,270)
  Reinvested capital gains ................         84,887              --          14,887
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........      2,120,152       1,907,168        (111,501)
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................      4,114,602       3,666,367       4,044,848
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........      4,230,129              --              --
  Transfers between funds .................     38,315,114      (4,706,578)     10,618,629
  Surrenders ..............................        (20,209)             --         (90,452)
  Death benefits ..........................        (49,141)             --              --
  Policy loans (net of repayments) (note 4)          1,219          (1,400)             --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (997,186)       (305,778)       (157,585)
                                              ------------    ------------    ------------
      Net equity transactions .............     45,594,528      (1,347,389)     14,415,440
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....     47,714,680         559,779      14,303,939
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................     15,368,546      14,808,767         504,828
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....     63,083,226      15,368,546      14,808,767
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................      1,340,109       1,460,462          47,339
                                              ------------    ------------    ------------
  Units purchased .........................      3,854,836         352,376       1,438,603
  Units redeemed ..........................        (87,773)       (472,729)        (25,480)
                                              ------------    ------------    ------------
  Ending units ............................      5,107,172       1,340,109       1,460,462
                                              ============    ============    ============

                                                                NSATBAL
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         43,614          25,395          20,654
  Realized gain (loss) on investments .....        (70,153)        (35,177)             86
  Change in unrealized gain (loss)
    on investments ........................        (26,964)         (6,347)        (38,013)
  Reinvested capital gains ................             --              --             106
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........        (53,503)        (16,129)        (17,167)
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        540,926         450,475         440,636
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................        857,113         184,616         372,074
  Surrenders ..............................        (20,346)             --         (92,593)
  Death benefits ..........................         (1,176)             --              --
  Policy loans (net of repayments) (note 4)          2,892          (2,947)             --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (62,378)        (36,186)        (33,872)
                                              ------------    ------------    ------------
      Net equity transactions .............      1,317,031         595,958         686,245
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      1,263,528         579,829         669,078
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      1,329,834         750,005          80,927
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      2,593,362       1,329,834         750,005
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        133,237          74,582           8,085
                                              ------------    ------------    ------------
  Units purchased .........................        146,106          62,518          79,258
  Units redeemed ..........................         (8,514)         (3,863)        (12,761)
                                              ------------    ------------    ------------
  Ending units ............................        270,829         133,237          74,582
                                              ============    ============    ============

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                               NSATMSECBD
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $     79,791         172,808          23,421
  Realized gain (loss) on investments .....         19,399           2,225         (14,631)
  Change in unrealized gain (loss)
    on investments ........................          5,798         (19,870)         (3,411)
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........        104,988         155,163           5,379
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        175,452       1,256,963         357,691
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................     (2,104,545)      1,599,789        (234,720)
  Surrenders ..............................             --            (798)             --
  Death benefits ..........................           (782)             --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (60,176)       (104,018)        (19,579)
                                              ------------    ------------    ------------
      Net equity transactions .............     (1,990,051)      2,751,936         103,392
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....     (1,885,063)      2,907,099         108,771
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      3,341,656         434,557         325,786
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $  1,456,593       3,341,656         434,557
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        314,131          42,991          32,607
                                              ------------    ------------    ------------
  Units purchased .........................         28,173         281,350          42,937
  Units redeemed ..........................       (210,405)        (10,210)        (32,553)
                                              ------------    ------------    ------------
  Ending units ............................        131,899         314,131          42,991
                                              ============    ============    ============

                                                               NSATMYMKT
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................      2,730,599       2,417,124         478,608
  Realized gain (loss) on investments .....             --              --              --
  Change in unrealized gain (loss)
    on investments ........................             --              --              --
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........      2,730,599       2,417,124         478,608
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................     38,508,862      66,179,905      42,289,121
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........     21,745,483              --              --
  Transfers between funds .................    (37,474,089)    (19,387,312)    (30,435,129)
  Surrenders ..............................     (3,218,996)       (135,050)       (229,248)
  Death benefits ..........................         (8,884)             --              --
  Policy loans (net of repayments) (note 4)      2,857,013            (898)             --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................     (1,550,212)       (786,574)       (526,025)
                                              ------------    ------------    ------------
      Net equity transactions .............     20,859,177      45,870,071      11,098,719
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....     23,589,776      48,287,195      11,577,327
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................     67,044,763      18,757,568       7,180,241
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....     90,634,539      67,044,763      18,757,568
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................      5,904,882       1,748,236         695,771
                                              ------------    ------------    ------------
  Units purchased .........................      5,341,826       6,001,646       4,379,848
  Units redeemed ..........................     (3,507,373)     (1,845,000)     (3,327,383)
                                              ------------    ------------    ------------
  Ending units ............................      7,739,335       5,904,882       1,748,236
                                              ============    ============    ============

                                                               NSATSMCAPG
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         (4,099)         (3,530)            (71)
  Realized gain (loss) on investments .....        270,982        (134,095)            493
  Change in unrealized gain (loss)
    on investments ........................       (501,956)       (490,390)      1,002,866
  Reinvested capital gains ................             --          49,089         100,381
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (235,073)       (578,926)      1,103,669
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................         43,044         264,598       1,027,328
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................       (388,050)         37,403         518,641
  Surrenders ..............................     (1,517,558)             --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (22,265)        (20,358)             --
                                              ------------    ------------    ------------
      Net equity transactions .............     (1,884,829)        281,643       1,545,969
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....     (2,119,902)       (297,283)      2,649,638
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      2,352,355       2,649,638              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        232,453       2,352,355       2,649,638
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        137,119         129,320              --
                                              ------------    ------------    ------------
  Units purchased .........................          7,259           8,836         129,320
  Units redeemed ..........................       (129,046)         (1,037)             --
                                              ------------    ------------    ------------
  Ending units ............................         15,332         137,119         129,320
                                              ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                               NSATSMCAPV
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $    (23,476)         (5,039)         (4,239)
  Realized gain (loss) on investments .....         57,293          72,011         214,831
  Change in unrealized gain (loss)
    on investments ........................        470,568        (403,496)        (51,260)
  Reinvested capital gains ................        525,879         429,516          85,300
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........      1,030,264          92,992         244,632
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        853,037         989,194         228,233
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........      4,217,017              --              --
  Transfers between funds .................       (554,439)      1,251,889         334,145
  Surrenders ..............................        (55,941)             --      (1,189,906)
  Death benefits ..........................         (6,301)             --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (178,376)        (51,374)        (27,322)
                                              ------------    ------------    ------------
      Net equity transactions .............      4,274,997       2,189,709        (654,850)
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      5,305,261       2,282,701        (410,218)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      2,460,363         177,662         587,880
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $  7,765,624       2,460,363         177,662
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        203,318          16,261          68,511
                                              ------------    ------------    ------------
  Units purchased .........................        339,817         191,312          70,894
  Units redeemed ..........................        (41,214)         (4,255)       (123,144)
                                              ------------    ------------    ------------
  Ending units ............................        501,921         203,318          16,261
                                              ============    ============    ============

                                                                NSATSMCO
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................        (28,133)        (18,528)         (4,937)
  Realized gain (loss) on investments .....     (1,398,205)        708,092         134,149
  Change in unrealized gain (loss)
    on investments ........................        656,917      (1,265,645)        455,234
  Reinvested capital gains ................             --         966,316         101,040
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (769,421)        390,235         685,486
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................      1,750,825       1,446,895       1,277,119
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........      1,864,063              --              --
  Transfers between funds .................      1,465,195       1,571,807         295,719
  Surrenders ..............................        (74,076)        (22,298)             --
  Death benefits ..........................        (17,438)             --              --
  Policy loans (net of repayments) (note 4)          1,207          (1,261)             --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (320,001)       (162,982)        (82,718)
                                              ------------    ------------    ------------
      Net equity transactions .............      4,669,775       2,832,161       1,490,120
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      3,900,354       3,222,396       2,175,606
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      5,855,898       2,633,502         457,896
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      9,756,252       5,855,898       2,633,502
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        415,566         202,708          50,558
                                              ------------    ------------    ------------
  Units purchased .........................        602,791         226,654         168,502
  Units redeemed ..........................       (273,432)        (13,796)        (16,352)
                                              ------------    ------------    ------------
  Ending units ............................        744,925         415,566         202,708
                                              ============    ============    ============

                                                               NSATSTRVAL
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................            678              67           1,730
  Realized gain (loss) on investments .....        (32,653)         (2,030)         36,530
  Change in unrealized gain (loss)
    on investments ........................         (2,672)        (14,011)        (27,585)
  Reinvested capital gains ................            783              --          14,264
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........        (33,864)        (15,974)         24,939
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        114,266         252,470         155,038
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................        728,388        (830,111)        246,688
  Surrenders ..............................             --         (96,589)             --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (13,573)        (10,223)         (9,632)
                                              ------------    ------------    ------------
      Net equity transactions .............        829,081        (684,453)        392,094
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        795,217        (700,427)        417,033
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................            273         700,700         283,667
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        795,490             273         700,700
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             29          79,877          31,219
                                              ------------    ------------    ------------
  Units purchased .........................         89,305          29,153          49,737
  Units redeemed ..........................         (1,528)       (109,001)         (1,079)
                                              ------------    ------------    ------------
  Ending units ............................         87,806              29          79,877
                                              ============    ============    ============

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                NSATSTMCAP
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $     (4,373)         (4,706)           (609)
  Realized gain (loss) on investments .....       (591,072)        106,639          35,908
  Change in unrealized gain (loss)
    on investments ........................        188,527        (405,858)        108,153
  Reinvested capital gains ................             --          43,306          47,618
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (406,918)       (260,619)        191,070
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        145,604         755,202         100,649
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................         17,455        (229,525)        647,351
  Surrenders ..............................             --              --              --
  Death benefits ..........................           (958)             --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (39,865)        (38,015)         (6,617)
                                              ------------    ------------    ------------
      Net equity transactions .............        122,236         487,662         741,383
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       (284,682)        227,043         932,453
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      1,159,496         932,453              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $    874,814       1,159,496         932,453
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................         71,051          48,159              --
                                              ------------    ------------    ------------
  Units purchased .........................         32,041          37,312          48,604
  Units redeemed ..........................        (25,863)        (14,420)           (445)
                                              ------------    ------------    ------------
  Ending units ............................         77,229          71,051          48,159
                                              ============    ============    ============

                                                               NSATTOTRE
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................          3,428             603            (186)
  Realized gain (loss) on investments .....       (100,828)          3,500          18,721
  Change in unrealized gain (loss)
    on investments ........................         88,629         (74,582)         (8,571)
  Reinvested capital gains ................          9,429          70,683           5,178
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........            658             204          15,142
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................         44,486         275,094         116,583
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........         14,525              --              --
  Transfers between funds .................      1,674,384        (215,050)        (87,234)
  Surrenders ..............................             --              --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (23,709)         (9,158)         (5,554)
                                              ------------    ------------    ------------
      Net equity transactions .............      1,709,686          50,886          23,795
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      1,710,344          51,090          38,937
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        193,417         142,327         103,390
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      1,903,761         193,417         142,327
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................         18,361          13,172          10,192
                                              ------------    ------------    ------------
  Units purchased .........................        188,503          25,978          10,962
  Units redeemed ..........................         (1,091)        (20,789)         (7,982)
                                              ------------    ------------    ------------
  Ending units ............................        205,773          18,361          13,172
                                              ============    ============    ============

                                                                NBAMTGRO
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         (8,148)             --              --
  Realized gain (loss) on investments .....     (2,984,576)             --              --
  Change in unrealized gain (loss)
    on investments ........................        (84,652)             --              --
  Reinvested capital gains ................      1,683,860              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........     (1,393,516)             --              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        495,179              --              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........      3,453,400              --              --
  Transfers between funds .................     (1,560,417)             --              --
  Surrenders ..............................             --              --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (50,254)             --              --
                                              ------------    ------------    ------------
      Net equity transactions .............      2,337,908              --              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        944,392              --              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................             --              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        944,392              --              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             --              --              --
                                              ------------    ------------    ------------
  Units purchased .........................        421,919              --              --
  Units redeemed ..........................       (297,717)             --              --
                                              ------------    ------------    ------------
  Ending units ............................        124,202              --              --
                                              ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                               NBAMTGUARD
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $        195           2,096             518
  Realized gain (loss) on investments .....        (39,994)         24,765         320,371
  Change in unrealized gain (loss)
    on investments ........................        (26,856)        (34,217)       (123,751)
  Reinvested capital gains ................         84,223              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........         17,568          (7,356)        197,138
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        406,165         561,910         892,142
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........          1,335              --              --
  Transfers between funds .................        762,369        (126,276)     (1,082,753)
  Surrenders ..............................        (30,225)             --        (329,847)
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (35,955)        (18,247)        (50,939)
                                              ------------    ------------    ------------
      Net equity transactions .............      1,103,689         417,387        (571,397)
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      1,121,257         410,031        (374,259)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      1,234,432         824,401       1,198,660
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $  2,355,689       1,234,432         824,401
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        113,427          76,442         128,350
                                              ------------    ------------    ------------
  Units purchased .........................        113,278          68,206         107,495
  Units redeemed ..........................         (6,388)        (31,221)       (159,403)
                                              ------------    ------------    ------------
  Ending units ............................        220,317         113,427          76,442
                                              ============    ============    ============

                                                                NBAMTLMAT
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................        227,866              --              --
  Realized gain (loss) on investments .....        (16,585)             --              --
  Change in unrealized gain (loss)
    on investments ........................         69,170              --              --
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........        280,451              --              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        417,576              --              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........      3,631,299              --              --
  Transfers between funds .................      2,245,223              --              --
  Surrenders ..............................             --              --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (107,918)             --              --
                                              ------------    ------------    ------------
      Net equity transactions .............      6,186,180              --              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      6,466,631              --              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................             --              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      6,466,631              --              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             --              --              --
                                              ------------    ------------    ------------
  Units purchased .........................        609,595              --              --
  Units redeemed ..........................        (10,050)             --              --
                                              ------------    ------------    ------------
  Ending units ............................        599,545              --              --
                                              ============    ============    ============

                                                               NBAMTMCGR
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         (5,296)         (6,306)         (6,075)
  Realized gain (loss) on investments .....       (763,189)        336,833         606,355
  Change in unrealized gain (loss)
    on investments ........................        267,241        (533,085)        (40,284)
  Reinvested capital gains ................             --             442          33,171
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (501,244)       (202,116)        593,167
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        495,607         932,931         744,249
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................       (661,100)        330,845        (501,434)
  Surrenders ..............................        (84,842)             --      (1,114,722)
  Death benefits ..........................         (2,696)             --              --
  Policy loans (net of repayments) (note 4)          1,822          (1,517)             --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (41,522)        (48,953)        (53,045)
                                              ------------    ------------    ------------
      Net equity transactions .............       (292,731)      1,213,306        (924,952)
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       (793,975)      1,011,190        (331,785)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      1,760,578         749,388       1,081,173
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        966,603       1,760,578         749,388
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        110,315          43,280          95,708
                                              ------------    ------------    ------------
  Units purchased .........................         37,855          69,724          62,434
  Units redeemed ..........................        (67,472)         (2,689)       (114,862)
                                              ------------    ------------    ------------
  Ending units ............................         80,698         110,315          43,280
                                              ============    ============    ============

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                NBAMTPART
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $      3,858           1,129           1,044
  Realized gain (loss) on investments .....       (267,687)        (83,744)         17,388
  Change in unrealized gain (loss)
    on investments ........................       (288,262)        (47,112)        (10,091)
  Reinvested capital gains ................        268,466         148,730           7,690
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (283,625)         19,003          16,031
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        888,633         744,591         775,015
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........      4,056,255              --              --
  Transfers between funds .................         96,707         249,200          45,388
  Surrenders ..............................         (7,757)             --              --
  Death benefits ..........................           (865)             --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (137,246)        (45,832)        (39,833)
                                              ------------    ------------    ------------
      Net equity transactions .............      4,895,727         947,959         780,570
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      4,612,102         966,962         796,601
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      2,006,073       1,039,111         242,510
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $  6,618,175       2,006,073       1,039,111
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        200,302         104,066          25,973
                                              ------------    ------------    ------------
  Units purchased .........................        592,003         100,878          83,251
  Units redeemed ..........................       (109,873)         (4,642)         (5,158)
                                              ------------    ------------    ------------
  Ending units ............................        682,432         200,302         104,066
                                              ============    ============    ============

                                                                OPPAGGGRO
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         57,121         (19,795)         (4,564)
  Realized gain (loss) on investments .....     (6,267,806)      1,140,157         364,190
  Change in unrealized gain (loss)
    on investments ........................        319,133      (2,573,172)        635,010
  Reinvested capital gains ................      1,380,419         176,333              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........     (4,511,133)     (1,276,477)        994,636
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................      2,217,562       2,353,009         746,374
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........              3              --              --
  Transfers between funds .................      3,917,781       2,147,166       2,078,986
  Surrenders ..............................        (44,190)       (132,025)       (397,205)
  Death benefits ..........................         (4,105)             --              --
  Policy loans (net of repayments) (note 4)             (4)             --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (231,552)       (131,084)        (46,574)
                                              ------------    ------------    ------------
      Net equity transactions .............      5,855,495       4,237,066       2,381,581
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      1,344,362       2,960,589       3,376,217
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      6,852,272       3,891,683         515,466
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      8,196,634       6,852,272       3,891,683
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        445,302         222,462          53,218
                                              ------------    ------------    ------------
  Units purchased .........................        667,153         236,557         204,680
  Units redeemed ..........................       (329,870)        (13,717)        (35,436)
                                              ------------    ------------    ------------
  Ending units ............................        782,585         445,302         222,462
                                              ============    ============    ============

                                                                OPPBDFD
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         19,264              --              --
  Realized gain (loss) on investments .....           (246)             --              --
  Change in unrealized gain (loss)
    on investments ........................         (6,648)             --              --
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........         12,370              --              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        144,424              --              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........        556,785              --              --
  Transfers between funds .................      1,652,166              --              --
  Surrenders ..............................       (123,934)             --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)       (148,802)             --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (34,902)             --              --
                                              ------------    ------------    ------------
      Net equity transactions .............      2,045,737              --              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      2,058,107              --              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................             --              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      2,058,107              --              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             --              --              --
                                              ------------    ------------    ------------
  Units purchased .........................        223,576              --              --
  Units redeemed ..........................        (30,339)             --              --
                                              ------------    ------------    ------------
  Ending units ............................        193,237              --              --
                                              ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                OPPCAPAP
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $     21,623          (9,245)         (2,699)
  Realized gain (loss) on investments .....       (329,215)        281,834         100,722
  Change in unrealized gain (loss)
    on investments ........................     (1,641,125)       (708,289)        463,855
  Reinvested capital gains ................        796,090         217,412           1,339
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........     (1,152,627)       (218,288)        563,217
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................      2,544,827       1,642,904         723,294
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........      3,177,029              --              --
  Transfers between funds .................      1,704,214       1,670,957       1,439,574
  Surrenders ..............................             --          (8,754)             --
  Death benefits ..........................         (2,290)             --              --
  Policy loans (net of repayments) (note 4)             (4)             --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (236,081)        (77,100)        (25,735)
                                              ------------    ------------    ------------
      Net equity transactions .............      7,187,695       3,228,007       2,137,133
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      6,035,068       3,009,719       2,700,350
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      5,835,252       2,825,533         125,183
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $ 11,870,320       5,835,252       2,825,533
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        407,726         196,059          11,744
                                              ------------    ------------    ------------
  Units purchased .........................        548,416         218,275         186,549
  Units redeemed ..........................        (17,989)         (6,608)         (2,234)
                                              ------------    ------------    ------------
  Ending units ............................        938,153         407,726         196,059
                                              ============    ============    ============

                                                                OPPGLSEC
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         22,179             (10)             --
  Realized gain (loss) on investments .....       (752,930)          1,451              --
  Change in unrealized gain (loss)
    on investments ........................       (154,066)             --              --
  Reinvested capital gains ................        548,160              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (336,657)          1,441              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        404,388          58,456              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........      1,831,578              --              --
  Transfers between funds .................        316,211         (59,702)             --
  Surrenders ..............................             --              --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (49,026)           (195)             --
                                              ------------    ------------    ------------
      Net equity transactions .............      2,503,151          (1,441)             --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      2,166,494              --              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................             --              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      2,166,494              --              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             --              --              --
                                              ------------    ------------    ------------
  Units purchased .........................        264,136           6,011              --
  Units redeemed ..........................         (5,811)         (6,011)             --
                                              ------------    ------------    ------------
  Ending units ............................        258,325              --              --
                                              ============    ============    ============

                                                               OPPMSGRINC
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................           (221)           (348)          1,319
  Realized gain (loss) on investments .....        (57,426)         10,636         139,902
  Change in unrealized gain (loss)
    on investments ........................         60,694         (71,433)          4,768
  Reinvested capital gains ................             --          21,075           7,313
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........          3,047         (40,070)        153,302
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        225,012         353,526         171,347
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................       (241,558)       (278,364)        733,953
  Surrenders ..............................             --              --        (782,790)
  Death benefits ..........................         (1,053)             --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (21,937)        (18,817)        (24,094)
                                              ------------    ------------    ------------
      Net equity transactions .............        (39,536)         56,345          98,416
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        (36,489)         16,275         251,718
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        544,892         528,617         276,899
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        508,403         544,892         528,617
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................         55,343          48,784          30,977
                                              ------------    ------------    ------------
  Units purchased .........................         23,935          33,660          97,563
  Units redeemed ..........................        (21,570)        (27,101)        (79,756)
                                              ------------    ------------    ------------
  Ending units ............................         57,708          55,343          48,784
                                              ============    ============    ============

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                 OPPMULT
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $     28,159              --              --
  Realized gain (loss) on investments .....        (67,871)             --              --
  Change in unrealized gain (loss)
    on investments ........................         28,198              --              --
  Reinvested capital gains ................         42,267              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........         30,753              --              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        318,716              --              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........        765,121              --              --
  Transfers between funds .................       (139,875)             --              --
  Surrenders ..............................             --              --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (21,376)             --              --
                                              ------------    ------------    ------------
      Net equity transactions .............        922,586              --              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        953,339              --              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................             --              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $    953,339              --              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             --              --              --
                                              ------------    ------------    ------------
  Units purchased .........................        103,924              --              --
  Units redeemed ..........................        (10,966)             --              --
                                              ------------    ------------    ------------
  Ending units ............................         92,958              --              --
                                              ============    ============    ============

                                                                 STOPP2
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................          6,794            (116)             --
  Realized gain (loss) on investments .....        (54,394)            291              --
  Change in unrealized gain (loss)
    on investments ........................     (1,170,606)         19,842              --
  Reinvested capital gains ................      1,267,648              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........         49,442          20,017              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................      1,279,559             463              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........      7,044,683              --              --
  Transfers between funds .................        335,088         459,336              --
  Surrenders ..............................       (340,475)             --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)       (422,752)             --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (153,742)              1              --
                                              ------------    ------------    ------------
      Net equity transactions .............      7,742,361         459,800              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      7,791,803         479,817              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        479,817              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      8,271,620         479,817              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................         48,820              --              --
                                              ------------    ------------    ------------
  Units purchased .........................        962,927          48,820              --
  Units redeemed ..........................       (136,492)             --              --
                                              ------------    ------------    ------------
  Ending units ............................        875,255          48,820              --
                                              ============    ============    ============

                                                                 STDISC2
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................            (33)             --              --
  Realized gain (loss) on investments .....          2,442              --              --
  Change in unrealized gain (loss)
    on investments ........................            866              --              --
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........          3,275              --              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................             --              --              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........         64,554              --              --
  Transfers between funds .................        (52,509)             --              --
  Surrenders ..............................             --              --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................           (169)             --              --
                                              ------------    ------------    ------------
      Net equity transactions .............         11,876              --              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....         15,151              --              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................             --              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....         15,151              --              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             --              --              --
                                              ------------    ------------    ------------
  Units purchased .........................          5,896              --              --
  Units redeemed ..........................         (4,583)             --              --
                                              ------------    ------------    ------------
  Ending units ............................          1,313              --              --
                                              ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                STINTSTK2
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $     (1,039)             --              --
  Realized gain (loss) on investments .....         (5,573)             --              --
  Change in unrealized gain (loss)
    on investments ........................         11,660              --              --
  Reinvested capital gains ................            396              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........          5,444              --              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................             --              --              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........        177,910              --              --
  Transfers between funds .................        116,684              --              --
  Surrenders ..............................             --              --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (22,770)             --              --
                                              ------------    ------------    ------------
      Net equity transactions .............        271,824              --              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        277,268              --              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................             --              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $    277,268              --              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             --              --              --
                                              ------------    ------------    ------------
  Units purchased .........................         40,335              --              --
  Units redeemed ..........................         (1,497)             --              --
                                              ------------    ------------    ------------
  Ending units ............................         38,838              --              --
                                              ============    ============    ============

                                                                UIFEMMKT
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................          4,026          62,233           7,128
  Realized gain (loss) on investments .....         20,688            (358)         28,850
  Change in unrealized gain (loss)
    on investments ........................          9,695          (8,140)          2,243
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........         34,409          53,735          38,221
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................          4,446          38,054         116,046
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................       (581,726)        492,561        (176,939)
  Surrenders ..............................             --          (9,397)             --
  Death benefits ..........................           (940)             --              --
  Policy loans (net of repayments) (note 4)            620            (661)             --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (11,225)        (15,493)         (6,107)
                                              ------------    ------------    ------------
      Net equity transactions .............       (588,825)        505,064         (67,000)
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       (554,416)        558,799         (28,779)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        620,755          61,956          90,735
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....         66,339         620,755          61,956
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................         64,183           7,107          13,412
                                              ------------    ------------    ------------
  Units purchased .........................            887          59,277          16,179
  Units redeemed ..........................        (58,815)         (2,201)        (22,484)
                                              ------------    ------------    ------------
  Ending units ............................          6,255          64,183           7,107
                                              ============    ============    ============

                                                               UIFMIDCAPG
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................           (282)             --              --
  Realized gain (loss) on investments .....         (9,671)             --              --
  Change in unrealized gain (loss)
    on investments ........................         11,531              --              --
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........          1,578              --              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................          4,900              --              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................        165,341              --              --
  Surrenders ..............................             --              --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................         (1,378)             --              --
                                              ------------    ------------    ------------
      Net equity transactions .............        168,863              --              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        170,441              --              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................             --              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        170,441              --              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             --              --              --
                                              ------------    ------------    ------------
  Units purchased .........................         28,170              --              --
  Units redeemed ..........................           (235)             --              --
                                              ------------    ------------    ------------
  Ending units ............................         27,935              --              --
                                              ============    ============    ============

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                UIFUSRE
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $     59,926          36,179           6,350
  Realized gain (loss) on investments .....         92,419          47,121         (17,144)
  Change in unrealized gain (loss)
    on investments ........................          4,224           3,466           4,238
  Reinvested capital gains ................         13,822           2,075              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........        170,391          88,841          (6,556)
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        188,142         336,645         365,673
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........        414,346              --              --
  Transfers between funds .................        859,569        (424,841)         82,451
  Surrenders ..............................        (70,683)             --              --
  Death benefits ..........................         (7,744)             --              --
  Policy loans (net of repayments) (note 4)        (85,216)             --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (63,079)        (12,251)        (16,453)
                                              ------------    ------------    ------------
      Net equity transactions .............      1,235,335        (100,447)        431,671
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      1,405,726         (11,606)        425,115
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        427,902         439,508          14,393
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $  1,833,628         427,902         439,508
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................         39,041          51,147           1,612
                                              ------------    ------------    ------------
  Units purchased .........................        134,807          34,558          50,673
  Units redeemed ..........................        (20,927)        (46,664)         (1,138)
                                              ------------    ------------    ------------
  Ending units ............................        152,921          39,041          51,147
                                              ============    ============    ============

                                                               VEWRLDEMKT
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         (2,360)         (2,671)         (1,393)
  Realized gain (loss) on investments .....       (382,281)         78,947          85,669
  Change in unrealized gain (loss)
    on investments ........................        314,598        (460,323)        134,693
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........        (70,043)       (384,047)        218,969
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        236,359         373,318         242,033
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........        256,847              --              --
  Transfers between funds .................       (918,728)        486,123         (96,346)
  Surrenders ..............................             --         (27,613)             --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (15,252)        (17,968)        (15,612)
                                              ------------    ------------    ------------
      Net equity transactions .............       (440,774)        813,860         130,075
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       (510,817)        429,813         349,044
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        912,010         482,197         133,153
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        401,193         912,010         482,197
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        124,869          38,228          21,058
                                              ------------    ------------    ------------
  Units purchased .........................         66,616          92,126          30,112
  Units redeemed ..........................       (135,317)         (5,485)        (12,942)
                                              ------------    ------------    ------------
  Ending units ............................         56,168         124,869          38,228
                                              ============    ============    ============

                                                               VEWRLDHAS
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................          5,031           1,829             626
  Realized gain (loss) on investments .....         35,634          19,543          23,170
  Change in unrealized gain (loss)
    on investments ........................        (65,765)         40,610          15,698
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........        (25,100)         61,982          39,494
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................         33,617          40,665          63,607
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........         52,204              --              --
  Transfers between funds .................       (419,299)        106,822         135,707
  Surrenders ..............................             --              --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................         (7,356)         (9,702)         (6,389)
                                              ------------    ------------    ------------
      Net equity transactions .............       (340,834)        137,785         192,925
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       (365,934)        199,767         232,419
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        514,935         315,168          82,749
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        149,001         514,935         315,168
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................         56,278          38,220          12,094
                                              ------------    ------------    ------------
  Units purchased .........................          9,668          19,236          26,961
  Units redeemed ..........................        (47,689)         (1,178)           (835)
                                              ------------    ------------    ------------
  Ending units ............................         18,257          56,278          38,220
                                              ============    ============    ============

See accompanying notes to financial statements.

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                          NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2001, 2000 AND 1999

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      (a) Organization and Nature of Operations

            The Nationwide VL Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

            On May 3, 1999, the Company (Depositor) transferred to the Account 100,000 shares of the Nationwide(R) SAT - Small Cap Growth Fund Class I for which the Account was credited with 100,000 units of the Nationwide(R) SAT - Small Cap Growth Fund Class I. The value of the units purchased by the Company on May 3, 1999 was $1,000,000.

            In February 2001, the Best of America(R) Corporate Variable Universal Life product assets totaling $116,421,610 in Nationwide VL Separate Account-A (Account A), were transferred to the Best of America(R) - America's Future Series(SM) in the Account. Both prior to and after the transfer the annuity unit values for each fund of Account A were exactly equivalent to the accumulation unit value for the corresponding fund values in the Account. Also, expenses deducted from the contract holder accounts in the Account are the same as or more favorable to the contract holders compared to the expenses previously incurred in Account A.

            The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account.

      (b) The Contracts

            Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

            Contract owners may invest in the following:

                  Portfolios of the American Century Variable Portfolios, Inc.
                    (American Century VP);
                        American Century VP - American Century VP Balanced
                          (ACVPBal)
                        American Century VP - American Century VP Capital
                          Appreciation (ACVPCapAp)
                        American Century VP - American Century VP Income &
                          Growth (ACVPIncGr)
                        American Century VP - American Century VP International
                          (ACVPInt)
                        American Century VP - American Century VP Value
                          (ACVPValue)

                  Portfolios of the Credit Suisse Trust;
                        Credit Suisse Trust - Global Post-Venture Capital
                          Portfolio (CSWPGPV)
                        Credit Suisse Trust - International Equity Portfolio
                          (CSWPIntEq)
                        Credit Suisse Trust - Large Cap Value Portfolio
                          (CSWPVal)
                        Credit Suisse Trust - Small Cap Growth Portfolio
                          (CSWPSmCoGr)

                  Dreyfus IP - European Equity Portfolio (DryEuroEq)

                  The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

                  Dreyfus Stock Index Fund (DryStkIx)

                  Portfolio of the Dreyfus Variable Investment Fund (Dreyfus
                    VIF);
                        Dreyfus VIF - Appreciation Portfolio (DryAp)
                        Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

                  Federated Insurance Series (Federated IS) - Federated Quality
                    Bond Fund II (FISFedQual)

                  Portfolios of the Fidelity(R) Variable Insurance Products Fund
                    (Fidelity(R) VIP);
                        Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
                          (FidVIPEI)
                        Fidelity(R) VIP - Equity-Income Portfolio: Service Class
                          (FidVIPEIS)
                        Fidelity(R) VIP - Growth Portfolio: Initial Class
                          (FidVIPGr)
                        Fidelity(R) VIP - Growth Portfolio: Service Class
                          (FidVIPGrS)
                        Fidelity(R) VIP - High Income Portfolio: Initial Class
                          (FidVIPHI)
                        Fidelity(R) VIP - High Income Portfolio: Service Class
                          (FidVIPHIS)
                        Fidelity(R) VIP - Overseas Portfolio: Initial Class
                          (FidVIPOv)
                        Fidelity(R) VIP - Overseas Portfolio: Service Class
                          (FidVIPOvS)

                  Portfolio of the Fidelity(R) Variable Insurance Products Fund
                    II (Fidelity(R) VIP-II);
                        Fidelity(R) VIP-II - Asset Manager Portfolio: Initial
                          Class (FidVIPAM)
                        Fidelity(R) VIP-II - Contrafund Portfolio: Initial Class
                          (FidVIPCon)
                        Fidelity(R) VIP-II - Contrafund Portfolio: Service Class
                          (FidVIPConS)

                  Portfolio of the Fidelity(R) Variable Insurance Products Fund
                    III (Fidelity(R) VIP-III);
                        Fidelity(R) VIP-III - Growth Opportunities Portfolio:
                          Initial Class (FidVIPGrOp)
                        Fidelity(R) VIP-III - Growth Opportunities Portfolio:
                          Service Class (FidVIPGrOpS)

                  Portfolios of Janus Aspen Fund Series (Janus AS);
                        Janus AS - Capital Appreciation Portfolio - Service
                          Class (JanCapAp)
                        Janus AS - Global Technology Portfolio - Service Class
                          (JanGlTech)
                        Janus AS - International Growth Portfolio - Service
                          Class (JanIntGro)

                  Funds of the Nationwide(R) Separate Account Trust
                    (Nationwide(R) SAT);
                        Nationwide(R) SAT - Capital Appreciation Fund Class I
                          (NSATCapAp)
                        Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I
                          (NSATMidCapIx)
                        Nationwide(R) SAT - Federated Equity Income Fund Class I
                          (NSATEqInc)
                        Nationwide(R) SAT - Federated High Income Bond Fund
                          Class I (NSATHIncBd)
                       *Nationwide(R) SAT - Gartmore Emerging Markets Fund Class
                          I (NSATEmMkt)
                       *Nationwide(R) SAT - Gartmore Global Technology and
                          Communications Fund Class I (NSATGlobTC)
                       *Nationwide(R) SAT - Gartmore International Growth Fund
                          Class I (NSATIntGr)
                        Nationwide(R) SAT - Global 50 Fund Class I (NSATGlob50) Nationwide(R) SAT - Government Bond Fund Class I
                          (NSATGvtBd)
                        Nationwide(R) SAT - J.P. Morgan Balanced Fund Class I
                          (NSATBal)
                        Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I
                          (NSATMSecBd)
                        Nationwide(R) SAT - Money Market Fund Class I
                          (NSATMyMkt)
                        Nationwide(R) SAT - Small Cap Growth Fund Class I
                          (NSATSmCapG)
                        Nationwide(R) SAT - Small Cap Value Fund Class I
                          (NSATSmCapV)
                        Nationwide(R) SAT - Small Company Fund Class I
                          (NSATSmCo)
                        Nationwide(R) SAT - Strategic Value Fund Class I
                          (NSATStrVal)
                        Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I
                          (NSATStMCap)
                        Nationwide(R) SAT - Total Return Fund Class I
                          (NSATTotRe)
                       *Nationwide(R) SAT - Turner Growth Focus Fund Class I
                          (NSATGrFoc)

                  Portfolios of the Neuberger Berman Advisers Management Trust
                    (Neuberger Berman AMT);
                        Neuberger Berman AMT - Growth Portfolio (NBAMTGro) Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Limited Maturity Bond Portfolio
                          (NBAMTLMat)
                        Neuberger Berman AMT - Mid-Cap Growth Portfolio
                          (NBAMTMCGr)
                        Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

                  Funds of the Oppenheimer Variable Account Funds;
                        Oppenheimer - Aggressive Growth Fund/VA (OppAggGro) Oppenheimer - Bond Fund/VA (OppBdFd)
                        Oppenheimer - Capital Appreciation Fund/VA (OppCapAp) Oppenheimer - Global Securities Fund/VA (OppGlSec) Oppenheimer - Main Street Growth & Income Fund/VA
                          (OppMSGrInc)
                        Oppenheimer - Multiple Strategies Fund/VA (OppMult)

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

      Strong Opportunity Fund II, Inc. (StOpp2)

      Strong Variable Insurance Funds, Inc. (Strong VIF) - Strong Discovery Fund
        II (StDisc2)

      Strong Variable Insurance Funds, Inc. (Strong VIF) - Strong International
        Stock Fund II (StIntStk2)

      Portfolios of the Universal Institutional Funds (UIF), Inc.;
            UIF - Emerging Markets Debt Portfolio (UIFEmMkt) (formerly Morgan
              Stanley - Emerging Markets Debt Portfolio)

            UIF - Mid Cap Growth Portfolio (UIFMidCapG)
                UIF - U.S. Real Estate Portfolio (UIFUSRE) (formerly Van Kampen
                   LIT - Morgan Stanley - Real Estate Securities Portfolio)

      Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
            *Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
             Van Eck WIT - Worldwide Emerging Markets Fund
               (VEWrldEMkt)
             Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

      At December 31, 2001, contract owners have invested in all of the above funds except for those indicated with an asterisk (*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3).

      The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

      A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

      Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c) Security Valuation, Transactions and Related Investment Income

      The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

(d) Federal Income Taxes

      Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

      The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) POLICY CHARGES

      (a) Deductions from Premium

            The Company deducts a charge for state premium taxes of 3.5% on all premiums received to cover the payment of premium taxes. Additionally, the Company deducts a front-end sales load not to exceed 5.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

      (b) Cost of Insurance

            A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

      (c) Administrative Charges

            The Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses and it is assessed against each contract by liquidating units. Currently, this charge is $5.00 per month in all policy years (not to exceed $10.00 per month).

(3) ASSET CHARGES

      For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations. This charge is guaranteed not to exceed an annual rate of .75%. Currently, this rate is .40% during the first through fourth policy years, .25% during the fifth through twentieth policy years, and .10% thereafter. For the reduced fee tier, the current rate for corporate flexible premium contracts is either .10% or .25% for all policy years.

      Nationwide may reduce or eliminate certain charges, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to Nationwide. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by Nationwide.

(4) POLICY LOANS (NET OF REPAYMENTS)

      Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

      At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(5) RELATED PARTY TRANSACTIONS

      The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

(6)   FINANCIAL HIGHLIGHTS

      The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the period indicated, and the contract expense rate and total return for each year in the three year period ended December 31, 2001 and the period May 1, 1998 (commencement of operations) through December 31, 1998.

                                                            CONTRACT                UNIT        CONTRACT        TOTAL
                                                         EXPENSE RATE*   UNITS   FAIR VALUE  OWNERS' EQUITY    RETURN**
                                                         -------------  -------  ----------  --------------   ----------
The BEST of AMERICA(R) America's FUTURE Life Series(SM)

  Reduced Fee Tier - (0.10%)
    American Century VP - American Century VP
     Income & Growth
      2001 .............................................     0.10%      249,128  $ 9.417116    $2,346,067        -8.44%
      2000 .............................................     0.10%      229,332   10.285709     2,358,842       -10.70%
      1999 .............................................     0.10%      242,505   11.518727     2,793,349        15.19%   4/1/99

    American Century VP - American Century VP
     International
      2001 .............................................     0.10%       91,670    9.402604       861,937       -29.24%
      2000 .............................................     0.10%       79,522   13.288939     1,056,763       -16.91%
      1999 .............................................     0.10%       21,260   15.993145       340,014        59.93%   4/1/99

    Dreyfus Stock Index Fund
     2001 .............................................      0.10%      322,825    9.086757     2,933,432       -12.27%
     2000 .............................................      0.10%      415,946   10.357445     4,308,138        -9.37%
     1999 .............................................      0.10%      244,230   11.428481     2,791,178        14.28%   4/1/99

    Fidelity(R) VIP - Growth Portfolio: Service Class
     2001 .............................................      0.10%      769,450    9.164946     7,051,968       -17.81%
     2000 .............................................      0.10%      677,472   11.150661     7,554,261       -11.16%
     1999 .............................................      0.10%      208,919   12.550748     2,622,090        25.51%   4/1/99

    Janus AS - International Growth Portfolio
     - Service Shares
     2001 .............................................      0.10%       19,353    6.322889       122,367       -23.51%
     2000 .............................................      0.10%       19,437    8.265856       160,663       -17.34%  1/27/00

    Nationwide(R) SAT - Government Bond Fund Class I
     2001 .............................................      0.10%      701,232   11.914756     8,355,008         7.15%
     2000 .............................................      0.10%      418,843   11.120055     4,657,557        12.43%
     1999 .............................................      0.10%      705,360    9.890955     6,976,684        -1.09%   4/1/99

    Nationwide(R) SAT - MAS Multi Sector
     Bond Fund Class I
     2001 .............................................      0.10%        6,853   11.171361        76,557         4.08%
     2000 .............................................      0.10%        8,206   10.733031        88,075         5.55%
     1999 .............................................      0.10%        1,287   10.168791        13,087         1.69%   4/1/99

    Nationwide(R) SAT - Money Market Fund Class I
     2001 .............................................      0.10%      650,549   11.355131     7,387,069         3.50%
     2000 .............................................      0.10%      385,575   10.971228     4,230,231         5.92%
     1999 .............................................      0.10%      197,969   10.357933     2,050,550         3.58%  3/31/99

    Neuberger Berman AMT - Guardian Portfolio
     2001 .............................................      0.10%       85,302   10.895640       929,420        -1.61%
     2000 .............................................      0.10%       42,555   11.073505       471,233         1.03%
     1999 .............................................      0.10%       26,597   10.960631       291,520         9.61%   4/1/99

    Oppenheimer Aggressive Growth Fund/VA
     2001 .............................................      0.10%      316,324   10.110661     3,198,245       -31.34%
     2000 .............................................      0.10%      129,500   14.724854     1,906,869       -11.33%
     1999 .............................................      0.10%       44,061   16.605768       731,667        63.57%   8/9/99

                                                            CONTRACT                UNIT        CONTRACT        TOTAL
                                                         EXPENSE RATE*   UNITS   FAIR VALUE  OWNERS' EQUITY    RETURN**
                                                         -------------  -------  ----------  --------------   ----------
    Oppenheimer Capital Appreciation Fund/VA                 0.10%      228,318   11.517595     2,629,674       -12.66%
      2001 ...........................................       0.10%      146,936   13.187632     1,937,738        -0.33%
      2000 ...........................................       0.10%       68,065   13.231306       900,589        32.31%   4/1/99
      1999 ...........................................

The BEST of AMERICA(R) America's FUTURE Life Series(SM)
  Reduced Fee Tier - (0.25%)
    American Century VP - American Century
     VP International
      2001 ...........................................       0.25%       99,643    9.378457       934,498       -29.35%

    American Century VP - American Century VP Value
      2001 ...........................................       0.25%       61,779   12.308603       760,413        12.54%

    Dreyfus VIF - Appreciation Portfolio
      2001 ...........................................       0.25%       81,810   11.000259       899,931        -9.54%

    Fidelity(R) VIP - High Income Portfolio:
     Initial Class
      2001 ...........................................       0.25%       17,011    8.815683       149,964       -11.84%   1/2/01

    Nationwide(R) SAT - Government Bond Fund Class I
      2001 ...........................................       0.25%      109,436   12.488292     1,366,669         6.99%

    Nationwide(R) SAT - Small Cap Value Fund Class I
      2001 ...........................................       0.25%       65,785   15.545961     1,022,691        27.96%

    Nationwide(R) SAT - Small Company Fund Class I
      2001 ...........................................       0.25%       31,468   13.166162       414,313        -6.94%

    Neuberger Berman AMT - Partners Portfolio
      2001 ...........................................       0.25%       62,408    9.746550       608,263        -3.07%

    Oppenheimer Capital Appreciation Fund/VA
      2001 ...........................................       0.25%       49,259   13.084853       644,547       -12.80%

    Strong Opportunity Fund II, Inc.
      2001 ...........................................       0.25%       98,866    9.471507       936,410        -3.94%

    The BEST of AMERICA(R) America's
     FUTURE Life Series(SM)

    American Century VP - American Century VP Balanced
      2001 ...........................................       0.40%       60,611    9.768970    $  592,107        -2.31%   1/2/01

    American Century VP - American Century VP Capital
     Appreciation
      2001 ...........................................       0.40%       71,775   10.990234       788,824       -22.88%   1/2/01

    American Century VP - American Century VP
     Income & Growth
      2001 ...........................................       0.40%      441,129   10.404509     4,589,731        -8.72%
      2000 ...........................................       0.40%      379,953   11.398555     4,330,915       -10.97%
      1999 ...........................................       0.40%      233,365   12.803106     2,987,797        17.55%
      1998 ...........................................       0.40%       42,170   10.891732       459,304         8.92%   5/1/98

    American Century VP - American Century
     VP International
      2001 ...........................................       0.40%    2,019,244    9.326990    18,833,469       -29.46%
      2000 ...........................................       0.40%      624,317   13.221985     8,254,710       -17.16%
      1999 ...........................................       0.40%      181,283   15.960157     2,893,305        63.39%
      1998 ...........................................       0.40%       31,340    9.768200       306,135        -2.32%   5/1/98

    American Century VP - American Century VP Value
      2001 ...........................................       0.40%      540,885   12.241061     6,621,006        12.37%
      2000 ...........................................       0.40%      101,219   10.893612     1,102,641        17.67%
      1999 ...........................................       0.40%       34,114    9.257533       315,811        -1.25%
      1998 ...........................................       0.40%       10,252    9.374321        96,106        -6.26%   5/1/98

    Credit Suisse Trust - Global Post-
     Venture Capital Portfolio
      2001 ...........................................       0.40%       60,385    8.471776       511,568       -28.92%
      2000 ...........................................       0.40%       91,578   11.918959     1,091,514       -19.26%
      1999 ...........................................       0.40%       44,018   14.762349       649,809        62.85%
      1998 ...........................................       0.40%       24,245    9.065227       219,786        -9.35%   5/1/98

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                            CONTRACT                UNIT        CONTRACT        TOTAL
                                                         EXPENSE RATE*   UNITS   FAIR VALUE  OWNERS' EQUITY    RETURN**
                                                         -------------  -------  ----------  --------------   ----------
    Credit Suisse Trust - International
     Equity Portfolio
      2001 ...........................................       0.40%       23,360    7.767318       181,445       -22.59%
      2000 ...........................................       0.40%       30,020   10.033586       301,208       -26.19%
      1999 ...........................................       0.40%       31,892   13.593893       433,536         5.82%
      1998 ...........................................       0.40%       25,320    8.895388       225,231       -11.05%   5/1/98

    Credit Suisse Trust - Large Cap Value Portfolio
      2001 ...........................................       0.40%        9,126   11.473418       104,706         0.54%
      2000 ...........................................       0.40%       24,581   11.411760       280,512         8.48%
      1999 ...........................................       0.40%       36,533   10.519954       384,325        52.82%
      1998 ...........................................       0.40%       46,093    9.941469       458,232       - 0.59%   5/1/98

    Credit Suisse Trust - Small Cap Growth Portfolio
      2001 ...........................................       0.40%      623,977    8.996921     5,613,872       -10.03%   1/2/01

    Dreyfus IP - European Equity Portfolio
      2001 ...........................................       0.40%          368    9.025727         3,321       -28.42%
      2000 ...........................................       0.40%           66   12.608842           832        -1.05%
      1999 ...........................................       0.40%       22,815   12.917253       294,707        11.01%

    The Dreyfus Socially Responsible Growth Fund, Inc.
      2001 ...........................................       0.40%       49,368    9.867078       487,118       -22.89%
      2000 ...........................................       0.40%       23,442   12.795380       299,949       -11.39%
      1999 ...........................................       0.40%        7,538   14.439525       108,845        29.56%
      1998 ...........................................       0.40%          742   11.144998         8,270        11.45%   5/1/98

    Dreyfus Stock Index Fund
      2001 ...........................................       0.40%    4,387,066   10.471621    45,939,692       -12.53%
      2000 ...........................................       0.40%    3,579,449   11.972080    42,853,450        -9.64%
      1999 ...........................................       0.40%    2,198,099   13.249543    29,123,807        20.12%
      1998 ...........................................       0.40%      547,841   11.030001     6,042,687        10.30%   5/1/98

    Dreyfus VIF - Appreciation Portfolio
      2001 ...........................................       0.40%    1,262,700   10.939900    13,813,812        -9.67%
      2000 ...........................................       0.40%      259,664   12.111451     3,144,908        -2.39%
      1999 ...........................................       0.40%      119,919   12.239522     1,467,751        11.01%
      1998 ...........................................       0.40%       27,277   11.025485       300,742        10.25%   5/1/98

    Dreyfus VIF - Growth and Income Portfolio
      2001 ...........................................       0.40%       67,090    9.577914       642,582        -4.22%   1/2/01

    Federated IS - Federated Quality Bond Fund II
      2001 ...........................................       0.40%       87,721   11.649181     1,021,878         7.58%
      2000 ...........................................       0.40%       23,465   10.828312       254,086        10.01%

    Fidelity(R) VIP - Equity-Income Portfolio:
     Initial Class
      2001 ...........................................       0.40%       50,510    9.579298       483,850        -4.21%   1/2/01

    Fidelity(R) VIP - Equity-Income Portfolio:
     Service Class
      2001 ...........................................       0.40%      348,625   10.691577     3,727,351        -5.47%
      2000 ...........................................       0.40%      224,240   11.310203     2,536,200         7.87%
      1999 ...........................................       0.40%      162,451   10.484615     1,703,236         5.83%
      1998 ...........................................       0.40%          924    9.906965         9,154        -0.93%   5/1/98

    Fidelity(R) VIP - Growth Portfolio: Initial Class
      2001 ...........................................       0.40%      782,177    8.555147     6,691,639       -14.45%   1/2/01

    Fidelity(R) VIP - Growth Portfolio: Service Class
      2001 ...........................................       0.40%      776,074   11.958538     9,280,710       -18.06%
      2000 ...........................................       0.40%    1,119,466   14.593603    16,337,042       -11.42%
      1999 ...........................................       0.40%      444,364   16.475102     7,320,942        36.74%
      1998 ...........................................       0.40%      130,876   12.048634     1,576,877        20.49%   5/1/98


                                                                     (Continued)

                                                            CONTRACT                UNIT        CONTRACT        TOTAL
                                                         EXPENSE RATE*   UNITS   FAIR VALUE  OWNERS' EQUITY    RETURN**
                                                         -------------  -------  ----------  --------------   ----------
    Fidelity(R) VIP - High Income Portfolio:
     Initial Class
      2001 ...........................................       0.40%      231,589    8.802536     2,038,571       -11.97%   1/2/01

    Fidelity(R) VIP - High Income Portfolio:
     Service Class
      2001 ...........................................       0.40%      165,596    6.555148     1,085,506       -12.25%
      2000 ...........................................       0.40%      266,741    7.470194     1,992,607       -22.92%
      1999 ...........................................       0.40%      137,733    9.691447     1,334,832         7.64%
      1998 ...........................................       0.40%      106,365    9.003329       957,639        -9.97%   5/1/98

    Fidelity(R) VIP - Overseas Portfolio:
     Initial Class
      2001 ...........................................       0.40%      329,072    7.887510     2,595,559       -21.12%   1/2/01

    Fidelity(R) VIP - Overseas Portfolio: Service Class
      2001 ...........................................       0.40%      396,195    8.518959     3,375,169       -21.59%
      2000 ...........................................       0.40%      314,294   10.864367     3,414,605       -19.47%
      1999 ...........................................       0.40%      118,048   13.491426     1,592,636        41.89%
      1998 ...........................................       0.40%       70,301    9.508092       668,428        -4.92%   5/1/98

    Fidelity(R) VIP II - Asset Manager Portfolio:
     Initial Class
      2001 ...........................................       0.40%      930,387    9.716913     9,040,490        -2.83%   1/2/01

    Fidelity(R) VIP II - Contrafund Portfolio:
     Initial Class
      2001 ...........................................       0.40%      141,885    9.029797     1,281,193        -9.70%   1/2/01

    Fidelity(R) VIP II - Contrafund Portfolio:
     Service Class
      2001 ...........................................       0.40%      486,210   11.370566     5,528,483       -12.71%
      2000 ...........................................       0.40%      437,066   13.026647     5,693,504        -7.09%
      1999 ...........................................       0.40%      240,062   14.020034     3,365,677        23.65%
      1998 ...........................................       0.40%      112,018   11.338370     1,270,102        13.38%   5/1/98

    Fidelity(R) VIP III - Growth Opportunities Portfolio:
     Initial Class
      2001 ...........................................       0.40%      103,589    8.842970       916,034       -11.57%   1/2/01

    Fidelity(R) VIP III - Growth Opportunities Portfolio:
     Service Class
      2001 ...........................................       0.40%      248,120    8.204875     2,035,794       -14.78%
      2000 ...........................................       0.40%      231,706    9.628054     2,230,878       -17.51%
      1999 ...........................................       0.40%      212,333   11.671298     2,478,202         3.77%
      1998 ...........................................       0.40%       34,950   11.247664       393,106        12.48%   5/1/98

    Janus AS - Capital Appreciation Portfolio -
     Service Shares
      2001 ...........................................       0.40%      419,473    6.388873     2,679,960       -22.14%

    Janus AS - Global Technology Portfolio -
     Service Shares
      2001 ...........................................       0.40%      147,511    4.094407       603,970       -37.57%
      2000 ...........................................       0.40%      186,433    6.558143     1,222,654       -34.42%   1/27/00

    Janus AS - International Growth Portfolio -
     Service Shares
      2001 ...........................................       0.40%      173,301    6.286392     1,089,438       -23.74%
      2000 ...........................................       0.40%       34,488    8.243024       284,285       -17.57%   1/27/00

    Nationwide(R) SAT - Capital Appreciation
     Fund Class I
      2001 ...........................................       0.40%      388,409    6.087822     2,364,565       -28.42%
      2000 ...........................................       0.40%      252,079    8.505270     2,144,000       -26.82%
      1999 ...........................................       0.40%      181,521   11.623180     2,109,851         3.86%
      1998 ...........................................       0.40%       42,152   11.191056       471,725        11.91%   5/1/98

    Nationwide(R) SAT - Dreyfus Mid Cap
     Index Fund Class I
      2001 ...........................................       0.40%       93,948   13.342471     1,253,498        -1.70%
      2000 ...........................................       0.40%       86,361   13.573326     1,172,206        14.75%
      1999 ...........................................       0.40%       49,740   11.828670       588,358        20.44%
      1998 ...........................................       0.40%          259    9.821278         2,544        -1.79%   5/1/98

    Nationwide(R) SAT - Federated Equity
     Income Fund Class I
      2001 ...........................................       0.40%       34,435    9.726929       334,947       -12.51%
      2000 ...........................................       0.40%       22,688   11.117142       252,226       -10.98%
      1999 ...........................................       0.40%        4,316   12.487973        53,898        18.02%

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                            CONTRACT                UNIT        CONTRACT        TOTAL
                                                         EXPENSE RATE*   UNITS   FAIR VALUE  OWNERS' EQUITY    RETURN**
                                                         -------------  -------  ----------  --------------   ----------
    Nationwide(R) SAT - Federated High Income
     Bond Fund Class I
      2001 ...........................................       0.40%      202,186    9.794650     1,980,341         3.80%
      2000 ...........................................       0.40%      150,482    9.436226     1,419,982        -8.64%
      1999 ...........................................       0.40%       16,667   10.328712       172,149         2.78%
      1998 ...........................................       0.40%       14,446   10.049520       145,175         0.50%   5/1/98

    Nationwide(R) SAT - Global 50 Fund Class I
      2001 ...........................................       0.40%      132,145    8.970354     1,185,387       -19.14%
      2000 ...........................................       0.40%       92,654   11.093053     1,027,816       -12.67%
      1999 ...........................................       0.40%       87,461   12.702408     1,110,965        22.43%
      1998 ...........................................       0.40%          239   10.374941         2,480         3.75%   5/1/98

    Nationwide(R) SAT - Government Bond Fund Class I
      2001 ...........................................       0.40%    4,296,504   12.419760    53,361,549         6.82%
      2000 ...........................................       0.40%      921,266   11.626380    10,710,989        12.09%
      1999 ...........................................       0.40%      755,102   10.372218     7,832,083        -2.74%
      1998 ...........................................       0.40%       47,339   10.664112       504,828         6.64%   5/1/98

    Nationwide(R) SAT - J.P. Morgan Balanced Fund Class I
      2001 ...........................................       0.40%      270,829    9.575644     2,593,362        -4.06%
      2000 ...........................................       0.40%      133,237    9.980967     1,329,834        -0.75%
      1999 ...........................................       0.40%       74,582   10.056111       750,005         0.47%
      1998 ...........................................       0.40%        8,085   10.009481        80,927         0.09%   5/1/98

    Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I
      2001 ...........................................       0.40%      125,046   11.036224     1,380,036         3.77%
      2000 ...........................................       0.40%      305,925   10.635225     3,253,581         5.23%
      1999 ...........................................       0.40%       41,704   10.106222       421,470         1.15%
      1998 ...........................................       0.40%       32,607    9.991296       325,786        -0.09%   5/1/98

    Nationwide(R) SAT - Money Market Fund Class I
      2001 ...........................................       0.40%    7,088,786   11.743544    83,247,470         3.19%
      2000 ...........................................       0.40%    5,519,307   11.380873    62,814,532         5.60%
      1999 ...........................................       0.40%    1,550,267   10.776865    16,707,018         4.43%
      1998 ...........................................       0.40%      695,771   10.319833     7,180,241         3.20%  4/30/98

    Nationwide(R) SAT - Small Cap Growth Fund Class I
      2001 ...........................................       0.40%       15,332   15.161271       232,453       -11.20%
      2000 ...........................................       0.40%       37,119   17.072794       633,725       -16.50%
      1999 ...........................................       0.40%       29,320   20.447188       599,512       104.47%   5/3/99

    Nationwide(R) SAT - Small Cap Growth Fund Class I -
     Intial Funding By Depositor
      2000 ...........................................       0.00%      100,000   17.186295     1,718,630       -16.17%
      1999 ...........................................       0.00%      100,000   20.501257     2,050,126       105.01%   5/3/99

    Nationwide(R) SAT - Small Cap Value Fund Class I
      2001 ...........................................       0.40%      436,136   15.460620     6,742,933        27.76%
      2000 ...........................................       0.40%      203,318   12.101060     2,460,363        10.76%
      1999 ...........................................       0.40%       16,261   10.925665       177,662        27.33%
      1998 ...........................................       0.40%       68,511    8.580808       587,880       -14.19%   5/1/98

    Nationwide(R) SAT - Small Company Fund Class I
      2001 ...........................................       0.40%      713,457   13.093906     9,341,939        -7.08%
      2000 ...........................................       0.40%      415,566   14.091380     5,855,898         8.47%
      1999 ...........................................       0.40%      202,708   12.991606     2,633,502        43.45%
      1998 ...........................................       0.40%       50,558    9.056852       457,896        -9.43%   5/1/98

    Nationwide(R) SAT - Strategic Value Fund Class I
      2001 ...........................................       0.40%       87,806    9.059635       795,490        -3.64%
      2000 ...........................................       0.40%           29    9.402302           273         7.18%
      1999 ...........................................       0.40%       79,877    8.772237       700,700        -3.46%
      1998 ...........................................       0.40%       31,219    9.086371       283,667        -9.14%   5/1/98

                                                            CONTRACT                UNIT        CONTRACT        TOTAL
                                                         EXPENSE RATE*   UNITS   FAIR VALUE  OWNERS' EQUITY    RETURN**
                                                         -------------  -------  ----------  --------------   ----------
    Nationwide(R)SAT - Strong Mid Cap Growth
     Fund Class I
      2001 ...........................................       0.40%       77,229   11.327538       874,814       -30.59%
      2000 ...........................................       0.40%       71,051   16.319202     1,159,496       -15.72%
      1999 ...........................................       0.40%       48,159   19.361969       932,453        84.02%

    Nationwide(R)SAT - Total Return Fund Class I
      2001 ...........................................       0.40%      205,773    9.251754     1,903,761       -12.17%
      2000 ...........................................       0.40%       18,361   10.534111       193,417        -2.51%
      1999 ...........................................       0.40%       13,172   10.805244       142,327         6.52%
      1998 ...........................................       0.40%       10,192   10.144232       103,390         1.44%   5/1/98

    Neuberger Berman AMT - Growth Portfolio
      2001 ...........................................       0.40%      124,202    7.603675       944,392       -23.96%   1/2/01

    Neuberger Berman AMT - Guardian Portfolio
      2001 ...........................................       0.40%      135,015   10.563782     1,426,269        -1.90%
      2000 ...........................................       0.40%       70,872   10.768698       763,199         0.73%
      1999 ...........................................       0.40%       49,845   10.690765       532,881        14.47%
      1998 ...........................................       0.40%      128,350    9.338993     1,198,660        -9.85%   5/1/98

    Neuberger Berman AMT - Limited Maturity Bond
     Portfolio
      2001 ...........................................       0.40%      599,545   10.785897     6,466,631         7.86%   1/2/01

    Neuberger Berman AMT - Mid-Cap Growth Portfolio
      2001 ...........................................       0.40%       80,698   11.978031       966,603       -24.95%
      2000 ...........................................       0.40%      110,315   15.959556     1,760,578        -7.83%
      1999 ...........................................       0.40%       43,280   17.314889       749,388        53.28%
      1998 ...........................................       0.40%       95,708   11.296584     1,081,173        12.97%   5/1/98

    Neuberger Berman AMT - Partners Portfolio
      2001 ...........................................       0.40%      620,024    9.693032     6,009,912        -3.22%
      2000 ...........................................       0.40%      200,302   10.015242     2,006,073         0.30%
      1999 ...........................................       0.40%      104,066    9.985118     1,039,111         6.94%
      1998 ...........................................       0.40%       25,973    9.337008       242,510        -6.63%   5/1/98

    Oppenheimer Aggressive Growth Fund/VA
      2001 ...........................................       0.40%      466,261   10.720152     4,998,389       -31.54%
      2000 ...........................................       0.40%      315,802   15.659821     4,945,403       -11.59%
      1999 ...........................................       0.40%      178,401   17.712996     3,160,016        82.87%
      1998 ...........................................       0.40%       53,218    9.685930       515,466        -3.14%   5/1/98

    Oppenheimer Bond Fund/VA
      2001 ...........................................       0.40%      193,237   10.650688     2,058,107         6.51%   1/2/01

    Oppenheimer Capital Appreciation Fund/VA
      2001 ...........................................       0.40%      660,576   13.013036     8,596,099       -12.93%
      2000 ...........................................       0.40%      260,790   14.945030     3,897,514        -0.63%
      1999 ...........................................       0.40%      127,994   15.039330     1,924,944        41.09%
      1998 ...........................................       0.40%       11,744   10.659314       125,183         6.59%   5/1/98

    Oppenheimer Global Securities Fund/VA
      2001 ...........................................       0.40%      258,325    8.386697     2,166,494       -12.39%

    Oppenheimer Main Street Growth & Income Fund/VA
      2001 ...........................................       0.40%       57,708    8.809927       508,403       -10.52%
      2000 ...........................................       0.40%       55,343    9.845729       544,892        -9.14%
      1999 ...........................................       0.40%       48,784   10.835877       528,617        21.22%
      1998 ...........................................       0.40%       30,977    8.938847       276,899       -10.61%   5/1/98

    Oppenheimer Multiple Strategies Fund/VA
      2001 ...........................................       0.40%       92,958   10.255584       953,339         2.56%   1/2/01

    Strong Opportunity Fund II, Inc. .................
      2001 ...........................................       0.40%      776,389    9.447854     7,335,210        -4.09%
      2000 ...........................................       0.40%       48,820    9.828296       479,817        -1.49%   5/1/00

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                            CONTRACT                UNIT        CONTRACT        TOTAL
                                                         EXPENSE RATE*   UNITS   FAIR VALUE  OWNERS' EQUITY    RETURN**
                                                         -------------  -------  ----------  --------------   ----------
    Strong VIF - Strong Discovery Fund II
      2001 ...........................................       0.40%        1,313   11.539004        15,151         6.82%   1/2/01

    Strong VIF - Strong International Stock Fund II
      2001 ...........................................       0.40%       38,838    7.139083       277,268       -21.09%   1/2/01

    UIF - Emerging Markets Debt Portfolio
      2001 ...........................................       0.40%        6,255   10.605749        66,339         9.66%
      2000 ...........................................       0.40%       64,183    9.671636       620,755        10.94%
      1999 ...........................................       0.40%        7,107    8.717559        61,956        28.86%
      1998 ...........................................       0.40%       13,412    6.765184        90,735       -32.35%   5/1/98

    UIF - Mid Cap Growth Portfolio
      2001 ...........................................       0.40%       27,935    6.101338       170,441       -29.60%

    UIF - U.S. Real Estate Portfolio
      2001 ...........................................       0.40%      152,921   11.990690     1,833,628         9.40%
      2000 ...........................................       0.40%       39,041   10.960329       427,902        15.00%
      1999 ...........................................       0.40%       51,147    8.593033       439,508        -3.76%
      1998 ...........................................       0.40%        1,612    8.928571        14,393       -15.97%  9/21/00

    Van Eck WIT - Worldwide Emerging Markets Fund
      2001 ...........................................       0.40%       56,168    7.142729       401,193        -2.20%
      2000 ...........................................       0.40%      124,869    7.303734       912,010       -42.10%
      1999 ...........................................       0.40%       38,228   12.613718       482,197        99.48%
      1998 ...........................................       0.40%       21,058    6.323175       133,153       -36.77%   5/1/98

    Van Eck WIT - Worldwide Hard Assets Fund
      2001 ...........................................       0.40%       18,257    8.161281       149,001       -10.80%
      2000 ...........................................       0.40%       56,278    9.149843       514,935        10.96%
      1999 ...........................................       0.40%       38,220    8.246159       315,168        20.52%
      1998 ...........................................       0.40%       12,094    6.842178        82,749       -31.58%   5/1/98
                                                                                             ------------
    Total Contract Owners' Equity
      2001 ................................................................................  $408,763,705
                                                                                             ============
      2000 ................................................................................  $237,376,916
                                                                                             ============
      1999 ................................................................................  $122,181,811
                                                                                             ============
      1998 ................................................................................  $ 26,899,259
                                                                                             ============

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life and Annuity Insurance Company:


We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company (the "Company"), a wholly owned subsidiary of Nationwide Life Insurance Company, as of December 31, 2001 and 2000, and the related statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.


KPMG, LLP
January 29, 2002




See accompanying notes to financial statements, including note 11 which describes related party transactions.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                                 Balance Sheets

                   ($000's omitted, except per share amounts)


                                                                                                                December 31,
                                                                                                       -----------------------------
                                                                                                            2001            2000
====================================================================================================================================

                                                                     ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities (cost $2,464,658 in 2001; $1,184,078 in 2000)                               $2,501,627      $1,192,444
    Equity securities (no cost in 2001; $979 in 2000)                                                           --             1,828
  Mortgage loans on real estate, net                                                                         663,458         380,685
  Real estate, net                                                                                             1,223           1,822
  Policy loans                                                                                                   486           1,517
  Other long-term investments                                                                                   --                 8
  Short-term investments, including amounts managed by a related party                                        75,462          61,194
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           3,242,256       1,639,498
------------------------------------------------------------------------------------------------------------------------------------

Cash                                                                                                           1,842            --
Accrued investment income                                                                                     34,241          16,925
Deferred policy acquisition costs                                                                            129,924         108,982
Reinsurance receivable from a related party                                                                  102,472          96,892
Other assets                                                                                                 121,043          69,459
Assets held in separate accounts                                                                           2,312,919       2,242,478
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          $5,944,697      $4,174,234
====================================================================================================================================

                                                      LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                                         $3,271,309      $1,765,451
Other liabilities                                                                                            103,305          10,493
Liabilities related to separate accounts                                                                   2,312,919       2,242,478
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           5,687,533       4,018,422
------------------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 8 and 12)

Shareholder's equity:
  Common stock, $40 par value.  Authorized, issued and outstanding 66,000 shares                               2,640           2,640
  Additional paid-in capital                                                                                 152,960          77,960
  Retained earnings                                                                                           90,026          72,063
  Accumulated other comprehensive income                                                                      11,538           3,149
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             257,164         155,812
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          $5,944,697      $4,174,234
====================================================================================================================================


See accompanying notes to financial statements, including note 11 which describes related party transactions.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                              Statements of Income

                                ($000's omitted)


                                                                                                     Years ended December 31,
                                                                                           -----------------------------------------
                                                                                                  2001           2000          1999
====================================================================================================================================

Revenues:
  Policy charges                                                                               $ 51,286       $ 55,992      $ 44,793
  Life insurance premiums                                                                         1,380          1,297           292
  Net investment income                                                                          16,880         14,732        13,959
  Net realized (losses) gains on investments, hedging instruments and hedged
     items                                                                                         (244)           842         5,208
  Other                                                                                             816            929         1,059
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 70,118         73,792        65,311
------------------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
  Interest credited to policyholder account balances                                              5,114         11,097         8,548
  Other benefits and claims                                                                       4,549          5,581         5,210
  Amortization of deferred policy acquisition costs                                              11,257          9,893        13,592
  Other operating expenses                                                                       22,730         29,982        24,185
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 43,650         56,553        51,535
------------------------------------------------------------------------------------------------------------------------------------

    Income before federal income tax expense and cumulative effect of
     adoption of accounting principles                                                           26,468         17,239        13,776
Federal income tax expense                                                                        8,175          4,712         4,571
------------------------------------------------------------------------------------------------------------------------------------
    Income before cumulative effect of adoption of accounting principles                         18,293         12,527         9,205
Cumulative effect of adoption of accounting principles, net of tax                                 (330)          --            --
------------------------------------------------------------------------------------------------------------------------------------
    Net income                                                                                 $ 17,963       $ 12,527      $  9,205
====================================================================================================================================


See accompanying notes to financial statements, including note 11 which describes related party transactions.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                       Statements of Shareholder's Equity

                  Years ended December 31, 2001, 2000 and 1999
                                ($000's omitted)



                                                                                                        Accumulated
                                                                     Additional                            other          Total
                                                       Common          paid-in           Retained      comprehensive  shareholder's
                                                       stock           capital           earnings      income (loss)     equity
====================================================================================================================================

Balance as of December 31, 1998                     $   2,640         $  52,960        $  50,331        $  10,055       $ 115,986

Comprehensive income:
  Net income                                             --                --              9,205             --             9,205
  Net unrealized losses on securities
    available-for-sale arising during the year,
    net of tax                                           --                --               --            (11,923)        (11,923)
                                                                                                                        ---------
  Total comprehensive loss                                                                                                 (2,718)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 1999                         2,640            52,960           59,536           (1,868)        113,268
=================================================================================================================================

Comprehensive income:
  Net income                                             --                --             12,527             --            12,527
  Net unrealized gains on securities
    available-for-sale arising during the year,
    net of tax                                           --                --               --              5,017           5,017
                                                                                                                        ---------
  Total comprehensive income                                                                                               17,544
                                                                                                                        ---------
  Capital contribution                                   --              25,000             --               --            25,000
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2000                         2,640            77,960           72,063            3,149         155,812
=================================================================================================================================

Comprehensive income:
  Net income                                             --                --             17,963             --            17,963
  Net unrealized gains on securities
    available-for-sale arising during the year,
    net of tax                                           --                --               --              8,015           8,015
  Cumulative effect of adoption of
     accounting principles, net of tax                   --                --               --                452             452
  Accumulated net losses on cash flow
     hedges, net of tax                                  --                --               --                (78)            (78)
                                                                                                                        ---------
  Total comprehensive income                                                                                               26,352
                                                                                                                        ---------
  Capital contributions                                  --              75,000             --               --            75,000
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2001                     $   2,640         $ 152,960        $  90,026        $  11,538       $ 257,164
=================================================================================================================================

See accompanying notes to financial statements, including note 11 which describes related party transactions.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                            Statements of Cash Flows

                                ($000's omitted)

                                                                                                  Years ended December 31,
                                                                                      ---------------------------------------------
                                                                                             2001            2000           1999
===================================================================================================================================
Cash flows from operating activities:
  Net income                                                                            $    17,963     $    12,527     $     9,205
  Adjustments to reconcile net income to net cash (used in) provided by operating activities:
      Interest credited to policyholder account balances                                      5,114          11,097           8,548
      Capitalization of deferred policy acquisition costs                                   (47,193)        (38,932)        (33,965)
      Amortization of deferred policy acquisition costs                                      11,257           9,893          13,592
      Amortization and depreciation                                                           1,125             625           1,351
      Realized losses (gains) on investments, hedging instruments and hedged
         items                                                                                  244            (842)         (5,208)
      Cumulative effect of adoption of accounting principles                                    508            --              --
      Increase in accrued investment income                                                 (17,316)         (3,019)         (2,261)
      Increase in other assets                                                              (58,114)        (31,833)         (1,309)
      Increase (decrease) in other liabilities                                               23,384         (33,516)         21,795
-----------------------------------------------------------------------------------------------------------------------------------
          Net cash (used in ) provided by operating activities                              (63,028)        (74,000)         11,748
-----------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                                   288,962         190,173         137,210
  Proceeds from sale of securities available-for-sale                                       110,574          47,537          73,864
  Proceeds from repayments of mortgage loans on real estate                                  77,513          30,896          32,397
  Proceeds from sale of real estate                                                           1,188           1,269            --
  Proceeds from repayments of policy loans and sale of other invested assets                  3,224             267             109
  Cost of securities available-for-sale acquired                                         (1,680,536)       (354,904)       (375,642)
  Cost of mortgage loans on real estate acquired                                           (360,971)        (82,250)        (93,500)
  Cost of real estate acquired                                                                   (2)           --              --
  Short-term investments, net                                                               (14,268)        (60,488)          1,571
  Collateral received - securities lending, net                                              64,935            --              --
  Other, net                                                                                 (1,493)         (1,327)           (242)
-----------------------------------------------------------------------------------------------------------------------------------
          Net cash used in investing activities                                          (1,510,874)       (228,827)       (224,233)
-----------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
  Capital contributions received                                                             75,000          25,000            --
  Increase in investment and universal life insurance product account balances            1,748,753         469,596         353,139
  Decrease in investment and universal life insurance product account balances             (248,009)       (196,049)       (136,376)
-----------------------------------------------------------------------------------------------------------------------------------
          Net cash provided by financing activities                                       1,575,744         298,547         216,763
-----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in cash                                                               1,842          (4,280)          4,278

Cash, beginning of year                                                                        --             4,280               2
-----------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                                       $     1,842     $      --       $     4,280
===================================================================================================================================



See accompanying notes to financial statements, including note 11 which describes related party transactions.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                          Notes to Financial Statements

                        December 31, 2001, 2000 and 1999
                                ($000's omitted)


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Nationwide Life and Annuity Insurance Company (the Company) is a wholly owned subsidiary of Nationwide Life Insurance Company (NLIC).

         The Company provides long-term savings and retirement products in the United States of America, including individual annuities and life insurance.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) which differ from statutory accounting practices. The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The State of Ohio has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. The Company has no statutory accounting practices that differ from NAIC SAP. See also note 10.

         In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs for investment products and universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

         (a) VALUATION OF INVESTMENTS, INVESTMENT INCOME AND RELATED GAINS AND LOSSES

                  The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, and specific credit issues related to the issuer. Impairment losses result in a reduction of the cost basis of the underlying investment.

                  For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income. All other investment income is recorded on the accrual basis.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


                  Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

                  The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb estimated probable credit losses. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

                  Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

                  Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in valuation allowances and impairment losses for other-than-temporary declines in fair values are included in realized gains and losses on investments, hedging instruments and hedged items.

         (b)      DERIVATIVE INSTRUMENTS

                  Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), or a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

                  The Company enters into interest rate swaps, cross-currency swaps or Eurodollar Futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items. The adjustment of the carrying amount of hedged assets using Eurodollar Futures and firm commitments using Treasury Futures are accounted for in the same manner as other components of the carrying amount of that asset. The adjustment of the carrying amount is amortized to investment income over the life of the asset.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



                  The Company may enter into receive fixed/pay variable interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are classified as cash flow hedges and are carried at fair value, with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on cash flow derivative instruments are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

                  Amounts receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item.

                  From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. These include basis swaps (receive one variable rate, pay another variable rate) to hedge variable rate assets or foreign-denominated liabilities. These instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

                  The Company discontinues hedge accounting prospectively when it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the derivative expires, or is sold, terminated or exercised, the derivative is dedesignated as a hedging instrument, because it is unlikely that a forecasted transaction will occur, a hedged firm commitment no longer meets the definition of a firm commitment, or management determines that designation of the derivative as a hedging instrument is no longer appropriate.

                  When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the Company continues to carry the derivative on the balance sheet at its fair value, and no longer adjusts the hedged item for changes in fair value. The adjustment of the carrying amount of the hedged item is accounted for in the same manner as other components of the carrying amount of that item. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the Company continues to carry the derivative on the balance sheet at its fair value, removes any asset or liability that was recorded pursuant to recognition of the firm commitment from the balance sheet and recognizes any gain or loss in net realized gains and losses on investments, hedging instruments and hedged items. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the Company continues to carry the derivative on the balance sheet at fair value and gains and losses that were accumulated in AOCI are recognized immediately in realized gains and losses on investments, hedging instruments and hedged items. In all other situations in which hedge accounting is discontinued, the Company continues to carry the derivative at its fair value on the balance sheet, and recognizes any changes in fair value in net realized gains and losses on investments, hedging instruments and hedged items.

                  Prior to the adoption of SFAS 133, defined in note 2 (i), provided they met specific criteria, interest rate and foreign currency swaps and futures were considered hedges and accounted for under the accrual and deferral method, respectively. Amounts receivable or payable under interest rate and foreign currency swaps were recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Changes in the fair value of interest rate swaps were not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values were reported in AOCI. Gains and losses on foreign currency swaps were recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         (c)      REVENUES AND BENEFITS

                  INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
                  Investment products consist primarily of individual variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

                  TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)      DEFERRED POLICY ACQUISITION COSTS

                  The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new or renewal business have been deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period.

                  For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. The Company regularly reviews the estimated future gross profits and revises such estimates when appropriate. The cumulative change in amortization as a result of changes in estimates to reflect current best estimates is recorded as a charge or credit to amortization expense. The most significant assumptions that are involved in the estimation of future gross profits include future market performance and surrender/lapse rates. In the event actual experience differs significantly from assumptions or assumptions are significantly revised, the Company may be required to record a significant charge or credit to amortization expense. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(a).

         (e)      SEPARATE ACCOUNTS

                  Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at market value except for separate account contracts with guaranteed investment funds. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

         (f)      FUTURE POLICY BENEFITS

                  Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         (g)      FEDERAL INCOME TAX


                  The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC). The members of the consolidated tax return group have a tax sharing agreement, which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

                  The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the financial statements.

                  The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (h)      REINSURANCE CEDED

                  Reinsurance revenues ceded and reinsurance recoveries on benefits and expenses incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (i)      RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

                  In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133, and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, was adopted by the Company effective January 1, 2001. Upon adoption, the provisions of SFAS 133 were applied prospectively.

                  SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

                  As of January 1, 2001, all derivatives qualified for hedge accounting under SFAS 133. The adoption of SFAS 133 resulted in the Company derecognizing $350 of deferred assets related to hedges, while recognizing $350 of additional derivative instrument liabilities and $288 of additional firm commitment assets. The adoption of SFAS 133 also resulted in the Company recording a net transition adjustment gain of $102 (net of related income tax of $55) in net income. In addition, a net translation adjustment gain of $20 (net of related income tax of $11) was recorded in AOCI as of January 1, 2001. Further, the adoption of SFAS 133 resulted in the Company reporting total derivative instrument assets and liabilities of $32 and $170, respectively.

                  The adoption of SFAS 133 may increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


                  In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $432 with a corresponding increase to AOCI.

                  In July 2001, the FASB issued Statement of Financial Accounting Standards No. 141, Business Combinations (SFAS 141) and Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets (SFAS 142).

                  SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 and the use of the pooling-of-interests method has been eliminated.

                  SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets, and will carry forward provisions in Opinion 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The amortization of goodwill from past business combinations ceased upon adoption of this statement, which was January 1, 2002 for the Company. Companies are required to evaluate all existing goodwill and intangible assets with indefinite lives for impairment within six months of adoption. Any transitional impairment losses will be recognized in the first interim period in the year of adoption and will be recognized as the cumulative effect of a change in accounting principle.

                  The Company does not expect any material impact of adopting SFAS 141 and SFAS 142 on the results of operations and financial position.

                  In October 2001, the FASB issued Statement of Financial Accounting Standards No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions. SFAS 144 is effective for fiscal years beginning after December 15, 2001 (January 1, 2002 for the Company) and will carry forward many of the provisions of SFAS 121 and Opinion 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. Management does not expect the adoption of SFAS 144 to have a material impact on the results of operations or financial position of the Company.

                  In 2001, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 01-5, Amendments to Specific AICPA Pronouncements for Changes Related to the NAIC Codification (SOP 01-5). In doing so, AICPA SOP 94-5, Disclosures of Certain Matters in the Financial Statements of Insurance Enterprises, was amended to reflect the results of the completion of the NAIC codification of statutory accounting practices for certain insurance enterprises (Codification). The adoption of SOP 01-5 did not have an impact on the results of operations or financial position of the Company.

         (j)      RECLASSIFICATION

                  Certain items in the 2000 and 1999 financial statements and related footnotes have been reclassified to conform to the 2001 presentation.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

               (3)    INVESTMENTS

                     The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2001 and 2000 were:


                                                                                           Gross         Gross
                                                                         Amortized      unrealized    unrealized   Estimated
                                                                            cost           gains        losses    fair value
        ====================================================================================================================

         December 31,
           2001 Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                       $   56,381   $    1,469   $      243   $   57,607
             Obligations of states and political subdivisions                  2,046            1         --          2,047
             Debt securities issued by foreign governments                       549           86         --            635
             Corporate securities                                          1,500,190       38,031       12,527    1,525,694
             Mortgage-backed securities - U.S. Government backed             318,148        6,791          979      323,960
             Asset-backed securities                                         587,344       10,454        6,114      591,684
        -------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                           2,464,658       56,832       19,863    2,501,627
           Equity securities                                                    --           --           --           --
        -------------------------------------------------------------------------------------------------------------------
                                                                          $2,464,658   $   56,832   $   19,863   $2,501,627
        ===================================================================================================================

         December 31, 2000
           Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                       $   40,694   $      769   $      133   $   41,330
             Obligations of states and political subdivisions                  3,129         --             37        3,092
             Debt securities issued by foreign governments                     1,253           12           13        1,252
             Corporate securities                                            662,849       11,717        7,859      666,707
             Mortgage-backed securities - U.S. Government backed             236,368        2,190          413      238,145
             Asset-backed securities                                         239,785        3,342        1,209      241,918
        -------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                           1,184,078       18,030        9,664    1,192,444
           Equity securities                                                     979          849         --          1,828
        -------------------------------------------------------------------------------------------------------------------
                                                                          $1,185,057   $   18,879   $    9,664   $1,194,272
        ===================================================================================================================

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2001, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                            Amortized            Estimated
                                                                                               cost              fair value
        ====================================================================================================================

         Fixed maturity securities available-for-sale:
            Due in one year or less                                                         $   92,255           $   93,634
            Due after one year through five years                                              643,605              660,158
            Due after five years through ten years                                             669,210              676,749
            Due after ten years                                                                154,096              155,442
        -------------------------------------------------------------------------------------------------------------------
                                                                                             1,559,166            1,585,983
             Mortgage-backed securities - U.S. Government backed                               318,148              323,960
             Asset-backed securities                                                           587,344              591,684
        -------------------------------------------------------------------------------------------------------------------
                                                                                            $2,464,658           $2,501,627
        ===================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



The components of unrealized gains on securities available-for-sale, net, were as follows as of each December 31:

                                                                                               2001                  2000
         ==================================================================================================================

         Gross unrealized gains                                                              $ 36,969             $  9,215
         Adjustment to deferred policy acquisition costs                                      (19,363)              (4,369)
         Deferred federal income tax                                                           (6,152)              (1,697)
         -----------------------------------------------------------------------------------------------------------------
                                                                                             $ 11,454             $  3,149
         ==================================================================================================================

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale follows for the years ended December 31:

                                                                          2001                2000                 1999
         ==================================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                    $ 28,603             $ 22,622             $(35,128)
           Equity securities                                                (849)              (2,820)              (1,861)
         -----------------------------------------------------------------------------------------------------------------
                                                                        $ 27,754             $ 19,802             $(36,989)
         ==================================================================================================================

         Proceeds from the sale of securities available-for-sale during 2001, 2000 and 1999 were $110,574, $47,537 and $73,864, respectively. During
         2001, gross gains of $3,266 ($376 and $297 in 2000 and 1999, respectively) and gross losses of $207 ($778 and $37 in 2000 and 1999, respectively) were realized on those sales.

         The Company had no investments that were non-income producing for the twelve month periods preceding December 31, 2001 and 2000.

         Real estate is presented at cost less accumulated depreciation of $165 as of December 31, 2001 ($138 as of December 31, 2000). The carrying value of real estate held for disposal totaled $727 as of December 31, 2001, none as of December 31, 2000.

         The recorded investment of mortgage loans on real estate considered to be impaired was $898 as of December 31, 2001 (none as of December 31, 2000), which includes $411 (none as of December 31, 2000) of impaired mortgage loans on real estate for which the related valuation allowance was $77 (none as of December 31, 2000) and $487 (none as of December 31, 2000) of impaired mortgage loans on real estate for which there was no valuation allowance. Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is greater than the recorded investment of the loan. During 2001, the average recorded investment in impaired mortgage loans on real estate was approximately $180 ($527 in 2000) and interest income recognized on those loans totaled $9 in 2001 (none in 2000) which is equal to interest income recognized using a cash-basis method of income recognition.

         The valuation allowance account for mortgage loans on real estate was $750 for the year ended December 31, 2001, which was unchanged from the previous two years.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



         An analysis of investment income by investment type follows for the years ended December 31:

                                                                          2001                2000                   1999
         ====================================================================================================================
         Gross investment income:
           Fixed maturity securities available-for-sale                 $121,017             $ 75,426             $ 66,160
           Mortgage loans on real estate                                  37,633               27,821               23,475
           Real estate                                                       332                  461                  413
           Short-term investments                                          3,405                1,352                1,580
           Derivatives                                                       626                 --                   --
           Other                                                             245                  431                  334
         -----------------------------------------------------------------------------------------------------------------
               Total investment income                                   163,258              105,491               91,962
         Less:
           Investment expenses                                             2,243                1,988                2,040
           Net investment income ceded (note 11)                         144,135               88,771               75,963
         -----------------------------------------------------------------------------------------------------------------
               Net investment income                                    $ 16,880             $ 14,732             $ 13,959
         =================================================================================================================

         An analysis of net realized (losses) gains on investments, hedging instruments and hedged items, by investment type follows for the years ended December 31:

                                                                            2001                2000              1999
         =================================================================================================================

         Realized gains (losses) on sale of fixed maturity securities
            available-for-sale                                          $  3,059             $   (401)            $    260
         Other-than-temporary impairments of fixed maturity securities
            available-for-sale                                            (2,658)                (636)                --
         Real estate                                                          79                  373                 --
         Mortgage loans on real estate                                       383                 (261)                   7
         Derivatives                                                      (1,513)                --                     (2)
         Other                                                               406                1,767                4,943
         -----------------------------------------------------------------------------------------------------------------
         Net realized (losses) gains on investments, hedging instruments
            and hedged items                                            $   (244)            $    842             $  5,208
         =================================================================================================================

         Fixed maturity securities with an amortized cost of $3,435 and $3,420 were on deposit with various regulatory agencies as required by law as of December 31, 2001 and 2000, respectively.

         As of December 31, 2001, the Company had loaned securities with a fair value of $64,047. As of December 31, 2001 the Company held collateral of $64,935. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

(4)      DERIVATIVE FINANCIAL INSTRUMENTS

         QUALITATIVE DISCLOSURE

         Interest Rate Risk Management

         The Company is exposed to changes in the fair value of fixed rate investments (commercial mortgage loans and corporate bonds) due to changes in interest rates. To manage this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses interest rate swaps and short Eurodollar futures to manage this risk.

         Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments, thereby creating floating rate investments.

         Short Eurodollar futures change the fixed rate cash flow exposure to variable rate cash flows. With short Eurodollar futures, if interest rates rise (fall), the gains (losses) on the futures adjust the fixed rate income on the investments, thereby creating floating rate investments.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of the commitment due to changes in interest rates during the commitment period. To manage this risk, the Company enters into short Treasury futures.

         With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

         Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to fluctuations in cash flow and investment income due to changes in interest rates. To manage this risk, the Company enters into receive fixed, pay variable over-the-counter interest rate swaps or long Eurodollar futures strips to convert the variable rate investments to a fixed rate.

         In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments; thereby creating fixed rate assets.

         The long Eurodollar futures change the variable rate cash flow exposure to fixed rate cash flows. With long Eurodollar futures, if interest rates rise (fall), the losses (gains) on the futures are used to reduce the variable rate income on the investments, thereby creating fixed rate investments.

         Foreign Currency Risk Management

         The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

         Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month libor.

         Non-Hedging Derivatives

         From time-to-time, the Company enters into over-the-counter basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

         QUANTITATIVE DISCLOSURE

         Fair Value Hedges

         During the year ended December 31, 2001, losses of $1,400 were recognized in net realized losses on investments, hedging instruments and hedged items representing the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

         Cash Flow Hedges

         For the year ended December 31, 2001, the ineffective portion of cash flow hedges was immaterial. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

         The Company does not anticipate reclassifying any losses out of AOCI over the next 12-month period.

         As of December 31, 2001, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months. The Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         Other Derivative Instruments

         Net realized gains and losses on investments, hedging instruments and hedged items for the year ended December 31, 2001 include a gain of $74 related to other derivative instruments.

         The notional amount of derivative financial instruments outstanding as of December 31, 2001 and 2000 were as follows:


                                                                                              2001                 2000
         =======================================================================================================================

         Interest rate swaps
            Pay fixed/receive variable rate swaps hedging investments                        $ 10,500             $  6,000
            Pay variable/receive fixed rate swaps hedging investments                          12,400                5,000
            Other                                                                              55,700                1,600

         Cross currency interest rate swaps
             Hedging foreign currency denominated investments                                $  2,000             $  1,420

         Interest rate futures contracts                                                     $ 81,900             $ 18,700

         =====================================================================================================================

(5)      FEDERAL INCOME TAX

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2001 and 2000 were as follows:

                                                                                              2001                  2000
         =====================================================================================================================
         Deferred tax assets:
           Equity securities                                                                 $    128             $   --
           Future policy benefits                                                              10,338                9,874
           Collateral receivable                                                               22,727                 --
           Liabilities in separate accounts                                                    21,368               18,505
           Mortgage loans on real estate and real estate                                          476                  267
         -------------------------------------------------------------------------------------------------------------------
             Total gross deferred tax assets                                                   55,037               28,646
         -------------------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Deferred policy acquisition costs                                                   13,161               14,963
           Derivatives                                                                            978                 --
           Fixed maturity securities                                                           28,313                4,188
           Equity securities                                                                     --                    297
           Other                                                                               25,946               11,525
         -------------------------------------------------------------------------------------------------------------------
             Total gross deferred tax liabilities                                              68,398               30,973
         -------------------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                                      $ 13,361             $  2,327
         ===================================================================================================================

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset all future deductible amounts. The Company has determined that valuation allowances are not necessary as of December 31, 2001, 2000 and 1999 based on its analysis of future deductible amounts.

         The Company's current federal income tax liability (asset) was $10,476 and $(3,544) as of December 31, 2001 and 2000, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



         Federal income tax expense attributable to income before cumulative effect of adoption of accounting principles for the years ended December 31 was as follows:

                                                                          2001                 2000                1999
        ------------------------------------------------------------------------------------------------------------------

         Currently payable                                              $  1,464             $ (1,434)            $  4,391
         Deferred tax expense                                              6,711                6,146                  180
        ------------------------------------------------------------------------------------------------------------------
                                                                        $  8,175             $  4,712             $  4,571
        ==================================================================================================================

         Total federal income tax expense for the years ended December 31, 2001, 2000 and 1999 differs from the amount computed by applying the U.S. federal income tax rate to income before federal income tax expense and cumulative effect of adoption of accounting principles as follows:

                                                                    2001                    2000                         1999
                                                           --------------------     ----------------------     ---------------------
                                                           Amount            %       Amount            %        Amount          %
        ============================================================================================================================

         Computed (expected) tax expense                   $ 9,264         35.0      $ 6,034         35.0      $ 4,822         35.0
         Tax exempt interest and dividends
            received deduction                              (1,158)        (4.4)      (1,324)        (7.7)        (255)        (1.8)
         Other, net                                             69          0.3            2         --              4         --
        ----------------------------------------------------------------------------------------------------------------------------
               Total (effective rate of each year)         $ 8,175         30.9      $ 4,712         27.3      $ 4,571         33.2
        ============================================================================================================================

         Total federal income tax (refunded) paid was $(12,556), $3,970 and $4,053 during the years ended December 31, 2001, 2000 and 1999, respectively. See also note 11.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



(6)      COMPREHENSIVE INCOME (LOSS)

         Comprehensive income (loss) includes net income as well as certain items that are reported directly within a separate component of shareholder's equity that bypass net income. Other comprehensive income
         (loss) is comprised of unrealized gains (losses) on securities available-for-sale and accumulated net losses on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2001, 2000 and 1999 were as follows:

                                                                          2001                2000                 1999
        ==================================================================================================================
         Unrealized gains (losses) on securities available-for-sale arising during the period:
            Gross                                                       $ 27,726             $ 18,765             $(36,729)
            Adjustment to deferred policy acquisition costs              (14,994)             (12,083)              18,645
            Related federal income tax (expense) benefit                  (4,456)              (2,339)               6,330
        -------------------------------------------------------------------------------------------------------------------
               Net                                                         8,276                4,343              (11,754)
        -------------------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net (gains) losses on securities available-for-sale realized during the period:
            Gross                                                           (401)               1,037                 (260)
            Related federal income tax expense (benefit)                     140                 (363)                  91
        -------------------------------------------------------------------------------------------------------------------
               Net                                                          (261)                 674                 (169)
        -------------------------------------------------------------------------------------------------------------------

         Other comprehensive income (loss) on securities
            available-for-sale                                             8,015                5,017              (11,923)
        -------------------------------------------------------------------------------------------------------------------

         Accumulated net loss on cash flow hedges:
               Gross                                                        (120)                --                   --
               Related federal income tax benefit                             42                 --                   --
        -------------------------------------------------------------------------------------------------------------------
                 Other comprehensive loss on cash flow hedges                (78)                --                   --
        -------------------------------------------------------------------------------------------------------------------

         Accumulated net gain on transition adjustments:
               Transition adjustment - SFAS 133                               31                 --                   --
               Transition adjustment - EITF 99-20                            665                 --                   --
               Related federal income tax expense                           (244)                --                   --
        -------------------------------------------------------------------------------------------------------------------
                 Other comprehensive gain on transition adjustments          452                 --                   --
        -------------------------------------------------------------------------------------------------------------------
                   Total other comprehensive income (loss)              $  8,389             $  5,017             $(11,923)
        ==================================================================================================================

         Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2001 and, therefore, are not reflected in the table above.

(7)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         In estimating its fair value disclosures, the Company used the following methods and assumptions:

                  FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

                  MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

                  POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the balance sheets for these instruments approximates their fair value.

                  SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

                  INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

                  POLICY RESERVES ON LIFE INSURANCE CONTRACTS: The estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

                  COLLATERAL RECEIVED - SECURITIES LENDING: The carrying amount reported in the balance sheets for these instruments approximates their fair value.

                  COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 8.

                  FUTURES CONTRACTS: The fair value for futures contracts is based on quoted market prices.

                  INTEREST RATE AND FOREIGN CURRENCY SWAPS: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         2001                              2000
                                                              --------------------------      ----------------------------
                                                                Carrying     Estimated           Carrying       Estimated
                                                                 amount      fair value           amount        fair value
         =================================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                      $ 2,501,627    $ 2,501,627        $ 1,191,741    $ 1,191,741
               Equity securities                                     --             --                1,828          1,828
             Mortgage loans on real estate, net                   663,458        671,530            380,685        388,396
             Policy loans                                             486            486              1,517          1,517
             Short-term investments                                75,462         75,462             61,194         61,194
           Cash                                                     1,842          1,842               --             --
           Assets held in separate accounts                     2,312,919      2,312,919          2,242,478      2,242,478

         Liabilities:
           Investment contracts                                (3,112,910)    (3,019,705)        (1,616,017)    (1,562,224)
           Policy reserves on life insurance contracts           (158,399)      (156,981)          (149,434)      (149,783)
           Collateral received - securities lending               (64,935)       (64,935)              --             --
           Liabilities related to separate accounts            (2,312,919)    (2,251,782)        (2,242,478)    (2,189,633)

         Derivative financial instruments:
           Interest rate swaps hedging assets                         809            809                703            703
           Cross currency interest rate swaps                         (60)           (60)               128            128
           Futures contracts                                         (390)          (390)              (151)          (151)

(8)      RISK DISCLOSURES

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by operating throughout the
         U. S., thus reducing its exposure to any single jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $73,032 extending into 2002 were outstanding as of December 31, 2001. The Company also had $15,000 of commitments to purchase fixed maturity securities outstanding as of December 31, 2001.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLAIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2001, NLAIC's credit risk from these derivative financial instruments was $1,182.

         EQUITY MARKET RISK: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2001, 77% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins, which may require the Company to accelerate the amortization of deferred policy acquisition costs.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. The Company has a diversified portfolio with no more than 24% (29% in 2000) in any geographic area and no more than 2% (1% in 2000) with any one borrower as of December 31, 2001. As of December 31, 2001 29% (27% in 2000) of the carrying value of the Company's commercial mortgage loan portfolio financed office building properties.

         SIGNIFICANT BUSINESS CONCENTRATIONS: As of December 31, 2001, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it vulnerable to an event which could cause a severe impact to the Company's financial position.

         COLLATERAL - SECURITIES LENDING: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

(9)      PENSION PLAN AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Pension costs charged to operations by the Company during the years ended December 31, 2001, 2000 and 1999 were $237, $77 and $127, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 2001 and 2000 was $1,185 and $1,090, respectively, and the net periodic postretirement benefit cost (NPPBC) for 2001, 2000 and 1999 was $143, $132 and $177, respectively.

         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2001 and 2000 follows:

                                                                        Pension Benefits            Postretirement Benefits
                                                                 ---------------------------    ---------------------------
                                                                     2001            2000            2001           2000
        ===================================================================================================================

         Change in benefit obligation:
         Benefit obligation at beginning of year                  $ 1,981,700    $ 1,811,400    $   276,400    $   239,800
         Service cost                                                  89,300         81,400         12,600         12,200
         Interest cost                                                129,100        125,300         21,400         18,700
         Participant contributions                                       --             --            3,300          2,900
         Plan amendment                                                27,700           --              200           --
         Actuarial (gain) loss                                         (5,800)        34,800         20,200         16,100
         Benefits paid                                                (89,800)       (71,200)       (20,100)       (13,300)
        ------------------------------------------------------------------------------------------------------------------
         Benefit obligation at end of year                          2,132,200      1,981,700        314,000        276,400
        ------------------------------------------------------------------------------------------------------------------

         Change in plan assets:
         Fair value of plan assets at beginning of year             2,337,100      2,247,600        119,400         91,300
         Actual return (loss) on plan assets                          (46,600)       140,900           (200)        12,200
         Employer contribution                                           --             --           17,300         26,300
         Participant contributions                                       --             --            3,300          2,900
         Plan curtailment                                                --           19,800           --             --
         Benefits paid                                                (89,800)       (71,200)       (20,100)       (13,300)
        ------------------------------------------------------------------------------------------------------------------
         Fair value of plan assets at end of year                   2,200,700      2,337,100        119,700        119,400
        ------------------------------------------------------------------------------------------------------------------

         Funded status                                                 68,500        355,400       (194,300)      (157,000)
         Unrecognized prior service cost                               49,500         25,000            200           --
         Unrecognized net gains                                       (79,300)      (311,700)        (4,000)       (34,100)
         Unrecognized net (asset) obligation at transition             (5,100)        (6,400)           800          1,000
        ------------------------------------------------------------------------------------------------------------------
         Prepaid (accrued) benefit cost                           $    33,600    $    62,300    $  (197,300)   $  (190,100)
        ===================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



         Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                                  Pension Benefits      Postretirement Benefits
                                                                              ---------------------     -----------------------
                                                                               2001          2000         2001        2000
         ======================================================================================================================

         Weighted average discount rate                                         6.50%       6.75%        7.25%        7.50%
         Rate of increase in future compensation levels                         4.75%       5.00%        --           --
         Assumed health care cost trend rate:
              Initial rate                                                      --          --          11.00%       11.00%
              Ultimate rate                                                     --          --           5.50%        5.50%
              Declining period                                                  --          --          4 Years      4 Years
         ----------------------------------------------------------------------------------------------------------------------

         The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2001, 2000 and 1999 were as follows:

                                                                                  2001             2000             1999
         ======================================================================================================================

         Service cost (benefits earned during the period)                      $  89,300        $  81,400        $  80,000
         Interest cost on projected benefit obligation                           129,100          125,300          109,900
         Expected return on plan assets                                         (183,800)        (184,500)        (160,300)
         Recognized gains                                                         (7,800)         (11,800)          (9,100)
         Amortization of prior service cost                                        3,200            3,200            3,200
         Amortization of unrecognized transition asset                            (1,300)          (1,300)          (1,400)
         ----------------------------------------------------------------------------------------------------------------------
                                                                               $  28,700        $  12,300        $  22,300
         ======================================================================================================================

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the pension plan resulting in a curtailment gain of $67,100. During 1999, the pension plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32,900. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19,800.

         Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                      2001           2000           1999
         =======================================================================================================================

         Weighted average discount rate                                               6.75%          7.00%          6.08%
         Rate of increase in future compensation levels                               5.00%          5.25%          4.33%
         Expected long-term rate of return on plan assets                             8.00%          8.25%          7.33%
        -----------------------------------------------------------------------------------------------------------------------

         The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2001, 2000 and 1999 were as follows:

                                                                              2001             2000            1999
         =======================================================================================================================
         Service cost (benefits attributed to employee service
            during the year)                                                $ 12,600        $ 12,200        $ 14,200
         Interest cost on accumulated postretirement benefit
            obligation                                                        21,400          18,700          17,600
         Expected return on plan assets                                       (9,600)         (7,900)         (4,800)
         Amortization of unrecognized transition obligation of
            affiliates                                                           600             600             600
         Net amortization and deferral                                          (400)         (1,300)           (500)
        -----------------------------------------------------------------------------------------------------------------------
                                                                            $ 24,600        $ 22,300        $ 27,100
        =======================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2001, 2000 and 1999 were as follows:

                                                                                            2001         2000          1999
         ===================================================================================================================
         Discount rate                                                                     7.50%         7.80%         6.65%
         Long-term rate of return on plan assets, net of tax in 1999                       8.00%         8.30%         7.15%
         Assumed health care cost trend rate:
               Initial rate                                                               11.00%        13.00%        15.00%
               Ultimate rate                                                               5.50%         5.50%         5.50%
               Declining period                                                           4 Years       5 Years       6 Years
         --------------------------------------------------------------------------------------------------------------------

         Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2001 and on the NPPBC for the year ended December 31, 2001 was not calculated.

(10) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         The State of Ohio, where the Company is domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's insurance regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements for all periods presented herein.

         The statutory capital and surplus of the Company as reported to regulatory authorities as of December 31, 2001, 2000 and 1999 was $122,926, $67,769 and $63,275, respectively. The statutory net loss of the Company as reported to regulatory authorities for the years ended December 31, 2001, 2000 and 1999 was $(19,201), $(6,150) and $(305),
         respectively.

         The NAIC completed a project to codify statutory accounting principles (Codification), which became effective January 1, 2001 for NLAIC. The resulting change to the Company's January 1, 2001 surplus was an increase of approximately $3,674. The significant change for NLAIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2001, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department was $12,293.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

(11)     RELATED PARTY TRANSACTIONS

         The Company received capital contributions from NLIC in the amount of $75,000 and $25,000 during 2001 and 2000, respectively.

         The Company files a consolidated federal tax return with NMIC, as described in note 2(g). Total payments (from) to NMIC were $(12,556), $3,970, and $4,053 for the years ended December 31, 2001, 2000, and 1999, respectively.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2001, 2000 and 1999, the Company made lease payments to NMIC and its subsidiaries of $625, $441 and $660, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2001, 2000 and 1999, the Company made payments to NMIC and Nationwide Services Company totaling $4,662, $4,704 and $5,150, respectively. In addition, the Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company is a party to an intercompany reinsurance agreement with NLIC whereby certain fixed individual deferred annuity contracts are ceded on a modified coinsurance basis. Under modified coinsurance agreements, invested assets and liabilities for future policy benefits are retained by the ceding company and net investment earnings on the invested assets are paid to the assuming company. Under terms of the Company's agreement, the investment risk associated with changes in interest rates is borne by NLIC. Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company's retention of such risk. The agreement will remain in-force until all contract obligations are settled. Amounts ceded to NLIC in 2001 are included in NLIC's results of operations for 2001 and include premiums of $1,594,098 ($432,803 and $258,468 in 2000 and 1999,
         respectively), net investment income of $144,135 ($88,771 and $75,963 in 2000 and 1999, respectively) and benefits, claims and other expenses of $1,766,874 ($524,715 and $319,240 in 2000 and 1999, respectively).

         During 1999, the Company entered into an intercompany reinsurance agreement with NLIC whereby a certain life insurance contract was ceded on a 100% coinsurance basis. Amounts ceded to NLIC include premiums of $87,696 in 1999 (none in 2000 and 2001) and expenses of $195, $185 and
         $3,150 during 2001, 2000 and 1999, respectively. Policy reserves ceded and amounts receivable from NLIC under this agreement totaled $102,472 and $96,892 as of December 31, 2001 and 2000, respectively.

         The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. The Company believes that the terms of the reinsurance agreements with affiliates are consistent in all material respects with what the Company could have obtained with unaffiliated parties.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus a price differential. During 2001, the most the Company had outstanding at any given time was $26,700 and the Company incurred interest expense on intercompany repurchase agreements of $18 for 2001. Transactions under the agreements during 2000 and 1999 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $2,080 and $56,332 as of December 31, 2001 and 2000, respectively, and are included in short-term investments on the accompanying balance sheets.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued




(12)     CONTINGENCIES

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. The Company intends to defend this lawsuit vigorously.

         There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

(13)     SEGMENT INFORMATION

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports two product segments:
         Individual Annuity and Life Insurance.

         The Individual Annuity segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

         The Life Insurance segment consists of investment life products, including both individual variable life and COLI products, and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

         In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the two product segments and unallocated expenses. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments, hedging instruments and hedged items in the Corporate segment.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 2001, 2000 and 1999.

                                                             Individual          Life
                                                               Annuity        Insurance       Corporate           Total
        ==================================================================================================================

         2001:
         Net investment income                             $    11,864      $     4,310      $       706       $    16,880
         Other operating revenue                                33,064           20,418             --              53,482
        ------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                          44,928           24,728              706            70,362
        ------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                     2,027            3,087             --               5,114
         Amortization of deferred policy
            acquisition costs                                    9,833            1,424             --              11,257
         Other benefits and expenses                            14,436           12,286              557            27,279
        ------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses                         26,296           16,797              557            43,650
        ------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax expense(1)                       18,632            7,931              149            26,712
         Net realized losses on investments,
            hedging instruments and hedged
            items                                                 --               --               (244)             (244)
        ------------------------------------------------------------------------------------------------------------------
         Income (loss) before federal
            income tax expense and
            cumulative effect of adoption of
            accounting principles                          $    18,632      $     7,931      $       (95)      $    26,468
        ==================================================================================================================

         Assets as of year end                             $ 5,103,294      $   631,201      $   210,202       $ 5,944,697
        ==================================================================================================================

        -----------------
         (1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



                                                              Individual          Life
                                                                Annuity        Insurance         Corporate         Total
        ===================================================================================================================

         2000:
         Net investment income                              $     5,349       $     2,831      $     6,552      $    14,732
         Other operating revenue                                 35,650            22,568             --             58,218
        -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                           40,999            25,399            6,552           72,950
        -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                      8,078             3,019             --             11,097
         Amortization of deferred policy
            acquisition costs                                     9,189               704             --              9,893
         Other benefits and expenses                             22,098            13,465             --             35,563
        -------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses                          39,365            17,188             --             56,553
        -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax expense(1)                         1,634             8,211            6,552           16,397
         Net realized gains on investments,
            hedging instruments and hedged
            items                                                  --                --                842              842
        -------------------------------------------------------------------------------------------------------------------
         Income before federal income tax
           expense and cumulative effect of
           adoption of accounting principles                $     1,634       $     8,211      $     7,394      $    17,239
        ===================================================================================================================

         Assets as of year end                              $ 3,573,040       $   548,240      $    52,954      $ 4,174,234
        ===================================================================================================================

         1999:
         Net investment income                              $     6,246       $     1,596      $     6,117      $    13,959
         Other operating revenue                                 29,497            16,647             --             46,144
        -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                           35,743            18,243            6,117           60,103
        -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                      6,561             1,987             --              8,548
         Amortization of deferred policy
            acquisition costs                                     8,649             4,943             --             13,592
         Other benefits and expenses                             20,971             8,424             --             29,395
        -------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses                          36,181            15,354             --             51,535
        -------------------------------------------------------------------------------------------------------------------
         Operating (loss) income before
            federal income tax expense(1)                          (438)            2,889            6,117            8,568
         Net realized gains on investments,
            hedging instruments and hedged
            items                                                  --                --              5,208            5,208
        -------------------------------------------------------------------------------------------------------------------
         (Loss) income before federal
           income tax expense and
           cumulative effect of adoption of
           accounting principles                            $      (438)      $     2,889      $    11,325      $    13,776
        ===================================================================================================================

         Assets as of year end                              $ 3,309,810       $   382,388      $    70,265      $ 3,762,463
        ===================================================================================================================

------------------
(1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.




The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

                           PART II - OTHER INFORMATION

                       CONTENTS OF REGISTRATION STATEMENT

This Form S-6 Post-Effective Amendment No. 9 comprises the following papers and documents:

The facing sheet.

Cross-reference to items required by Form N-8B-2.


The prospectus consisting of 154 pages.


Representations and Undertakings.

The Signatures.

Independent Auditor's Consent

The following exhibits required by Forms N-8B-2 and S-6:



1.     Power of Attorney dated April 1, 2002.                  Attached hereto.


2.     Resolution of the Depositor's Board of Directors        Included with the Registration Statement on Form N-8B-2 for
       authorizing the establishment of the Registrant,        the Nationwide VL Separate Account-C (File No. 811-6137),
       adopted                                                 and is hereby incorporated by reference.

3.     Distribution Contracts                                  Filed previously with Post-Effective Amendment No. 4
                                                               (333-43639) and hereby incorporated by reference.

4.     Form of Security                                        Filed previously in connection with this Registration
                                                               Statement (SEC File No. 333-43639) on April 20, 1998 and
                                                               hereby incorporated by reference.

5.     Articles of Incorporation of Depositor                  Included with the Registration Statement on Form N-8B-2 for the Nationwide VL Separate Account-C (File No. 811-6137),
                                                               and is hereby incorporated by reference.

6.     Application form of Security                            Filed previously in connection with Registration Statement
                                                               (SEC File No. 333-43639) on January 2, 1998 and hereby
                                                               incorporated by reference.

7.     Opinion of Counsel                                      Filed previously in connection with Registration Statement
                                                               (SEC File No. 333-43639) on January 2, 1998 and hereby
                                                               incorporated by reference.

REPRESENTATIONS AND UNDERTAKINGS

The Registrant and Nationwide hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and Nationwide elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the policies described in the prospectus. The policies have been designed in such a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b) Paragraph (b)(13)(iii)(F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by Nationwide under the policies. Nationwide represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by Nationwide, and will be made available to the Securities and Exchange Commission (the "Commission") on request.

(c) Nationwide has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the policy owners and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.

(d) Nationwide represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of Nationwide, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(f) The fees and charges deducted under the policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT



The Board of Directors of Nationwide Life and Annuity Insurance Company and Contract Owners of Nationwide VL Separate Account - C:


We consent to use of our reports for Nationwide VL Separate Account - C dated February 20, 2002 and for Nationwide Life and Annuity Insurance Company dated January 29, 2002 included herein, and to the reference to our firm under the heading "Independent Certified Public Accountants" in the Prospectus (File No. 333-43634).






KPMG LLP
Columbus, Ohio
April 22, 2002

                                   SIGNATURES


As required by the Securities Act of 1933, the Registrant, Nationwide VL Separate Account-C, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 9 and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on the 24th day of April, 2002.



                                               NATIONWIDE VL SEPARATE ACCOUNT-C
                                   -------------------------------------------------------
                                                         (Registrant)
(Seal)                                     NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                                   -------------------------------------------------------
Attest:                                                    (Depositor)

By:     /s/ GLENN W. SODEN         By:                     /s/ STEVEN SAVINI, Esq.
---------------------------------- -------------------------------------------------------
             Glenn W. Soden                                  Steven Savini, Esq.
           Assistant Secretary


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated on the 24th day of April, 2002.






               SIGNATURE                                   TITLE


W. G. JURGENSEN                             Director and Chief Executive Officer
----------------------------------------
W. G. Jurgensen

JOSEPH J. GASPER                                 Director and President and
----------------------------------------          Chief Operating Officer
Joseph J. Gasper

MICHAEL S. HELFER                                  Director and Executive
----------------------------------------     Vice President-Corporate Strategy
Michael S. Helfer

DONNA A. JAMES                                  Director and Executive Vice
----------------------------------------   President-Chief Administrative Officer
Donna A. James

ROBERT A. OAKLEY                                Director and Executive Vice
----------------------------------------     President-Chief Financial Officer
Robert A. Oakley

ROBERT A. WOODWARD, JR                          Director and Executive Vice
----------------------------------------     President-Chief Investment Officer
Willard J. Engel

GALEN R. BARNES                                           DIRECTOR
----------------------------------------
Galen R. Barnes

                                                                                            By /s/ STEVEN SAVINI
                                                                                     ---------------------------------
                                                                                                Steven Savini
                                                                                              Attorney-in-Fact